    As filed with the Securities and Exchange Commission on March 1, 1996


                            Registration No. 2-75276

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                         Post-Effective Amendment No. 28
                                     and/or

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 29

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
               (Exact name of Registrant as Specified in Charter)

                                140 Garden Street
                           Hartford, Connecticut 06154
                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, Including Area Code: (203) 987-5047

                            Ann F. Lomeli, Secretary
                  Connecticut Mutual Investment Accounts, Inc.
                                140 Garden Street
                           Hartford, Connecticut 06154
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective


/   /        immediately upon filing pursuant to paragraph (b)

/   /        on (date) pursuant to paragraph (b)

/   /        60 days after filing pursuant to paragraph (a)

/ X /        on May 1, 1996 pursuant to paragraph (a), of Rule 485


Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ended December 31, 1995 was filed for the Registrant's following series on or about February 29, 1996: Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Total Return Account, Connecticut Mutual Growth Account, CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA LifeSpan Diversified Income Account.

                     CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

              Oppenheimer Disciplined Allocation Fund.

               Cross-Reference Sheet Showing Location in Prospectus and
            Statement of Additional Information of Information Required by
                           Items of the Registration Form



                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------

        1.   Cover Page.......................   Cover Page.

        2.   Synopsis.........................   About The Funds -- A Brief
                                                 Overview of the Fund.

        3.   Condensed Financial
               Information....................   About The Funds -- Financial
                                                 Highlights.

        4.   General Description of
               Registrant.....................   Cover Page; About The Funds
                                                 -- How The Fund Is Managed -
                                                 - Organization and History.

        5.   Management of the Fund...........   About The Funds -- How the
                                                 Funds are Managed.

        6.   Capital Stock and Other
               Securities.....................   About The Funds --
                                                 Investment Objective and
                                                 Policies.

        7.   Purchase of Securities
               Being Offered..................   About Your Account -- How to
                                                 Buy Shares; Special Sales
                                                 Charge Arrangements for
                                                 Certain Persons; Buying
                                                 Class A Shares; Buying
                                                 Class B Shares; Buying
                                                 Class C Shares.

        8.   Redemption or Repurchase.........   About Your Account -- How to
                                                 Buy Shares; Special Investor
                                                 Services; How to Sell
                                                 Shares; How to Exchange
                                                 Shares; Shareholder Account
                                                 Rules and Policies.

                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------

        9.   Pending Legal Proceedings........   Not Applicable.

        10.  Cover Page.......................   Cover Page.

        11.  Table of Contents................   Cover Page.

        12.  General Information and
               History........................   Cover Page; How The Funds
                                                 are Managed -- Organization
                                                 and History.

        13.  Investment Objectives and
               Policy.........................   About The Funds --
                                                 Investment Objectives and
                                                 Policies.

        14.  Management of the Fund...........   About The Funds -- How the
                                                 Funds are Managed.

        15.  Control Persons and Principal
               Holders of Securities..........   About The Funds -- How the
                                                 Funds are Managed.

        16.  Investment Advisory and
               Other Services.................   About The Funds -- How the
                                                 Funds are Managed; The
                                                 Manager, the Subadviser and
                                                 Their Affiliates; The
                                                 Distributor; The Transfer
                                                 Agent.

        17.  Brokerage Allocation and
               Other Practices................   About the Funds -- Brokerage
                                                 Policies of the Funds.

        18.  Capital Stock and Other
               Securities.....................   About the Funds -- How the
                                                 Funds are Managed --
                                                 Organization and History.

        19.  Purchase, Redemption and Pricing
               of Securities Being Offered....   About Your Accounts -- How
                                                 to Buy Shares; How to Sell
                                                 Shares; How to Exchange
                                                 Shares.

        20.  Tax Status.......................   About Your Account --
                                                 Dividends, Capital Gains and
                                                 Taxes.

                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------

        21.  Underwriters.....................   About The Funds -- How the
                                                 Funds are Managed -- The
                                                 Manager, the Subadvisers and
                                                 Their Affiliates; About Your
                                                 Account -- How To Buy
                                                 Shares.

        22.  Calculation of Performance
               Data...........................   About The Funds --
                                                 Performance of the Funds;
                                                 About Your Account --
                                                 Dividends, Capital Gains and
                                                 Taxes.

        23.  Financial Statements.............   Financial Information About
                                                 the Funds -- Independent
                                                 Auditors' Report --
                                                 Financial Statements.

OPPENHEIMER

DISCIPLINED ALLOCATION FUND

PROSPECTUS DATED MAY 1, 1996

     Oppenheimer Disciplined Allocation Fund (the "Fund") is a mutual fund that seeks to maximize total investment return (including both capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. Government securities and money market instruments according to changing market conditions. This allocation process utilizes quantitative asset allocation tools, which measure the relationship among these asset categories, in combination with the judgment of the investment manager concerning current market dynamics. The Fund is not restricted to investing in any specific type of security and may use "hedging" instruments to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds.

     This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the May 1, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                        (Oppenheimer funds logo)

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE F.D.I.C. OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

          A B O U T   T H E   F U N D

          EXPENSES
          BRIEF OVERVIEW OF THE FUND
          FINANCIAL HIGHLIGHTS
          INVESTMENT OBJECTIVE AND POLICIES
          HOW THE FUND IS MANAGED
          PERFORMANCE OF THE FUND


          A B O U T   Y O U R   A C C O U N T

          HOW TO BUY SHARES
          Class A Shares
          Class B Shares
          Class C Shares

          SPECIAL INVESTOR SERVICES
          AccountLink
          Automatic Withdrawal and Exchange Plans
          Reinvestment Privilege
          Retirement Plans

          HOW TO SELL SHARES
          By Mail
          By Telephone

          HOW TO EXCHANGE SHARES

          SHAREHOLDER ACCOUNT RULES AND POLICIES

          DIVIDENDS, CAPITAL GAINS AND TAXES

          APPENDIX A:  DESCRIPTION OF SECURITIES RATINGS

          APPENDIX B:  CREDIT QUALITY DISTRIBUTION

          APPENDIX C:  SPECIAL SALES CHARGE ARRANGEMENTS

A B O U T   T H E   F U N D


EXPENSES

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and the share of a Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 1995.

     / / SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account" starting on page ___ for an explanation of how and when these charges apply.


                          CLASS A             CLASS B                   CLASS C
                          SHARES              SHARES                     SHARES
-------------------------------------------------------------------------------
Maximum Sales              5.75%             None                    None
Charge on
Purchases (as a %
of offering price)
-------------------------------------------------------------------------------
Sales Charge on            None              None                    None
Reinvested
Dividends
-------------------------------------------------------------------------------
Deferred Sales             None(1)           5% in the               1% if
Charge (as a %                               first year,             shares are
of the lower                                 declining               redeemed
of the original                              to 1% in the            within 12
purchase price                               sixth year and          months of
or redemption                                eliminated              purchase(2)
proceeds)                                    thereafter(2)
-------------------------------------------------------------------------------
Exchange Fee               None              None                    None
-------------------------------------------------------------------------------
Redemption Fee             None(3)           None(3)                 None(3)

(1) If you invest $1 million or more ($500,000 or more for purchases by OppenheimerFunds prototype 401(k) plans) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

(2) See "How to Buy Shares -- Buying Class B Shares," and "Buying Class C Shares" below, for more information on the contingent deferred sales charges.

(3) There is a $10 transaction fee for redemption proceeds paid by Federal Funds wire, but not for redemptions paid by check or ACH transfer through AccountLink.

     / / ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):



                                  CLASS A             CLASS B            CLASS C
                                  SHARES              SHARES             SHARES
                                 --------             -------            -------
Management Fees                    0.625%              0.625%             0.625%
12b-1 Plan Fees                    0.25 %              1.00 %             1.00 %
Other Expenses                     0.295%              0.295%             0.295%
                                 --------             -------            -------
Total Fund Operating Expenses      1.17 %              1.92 %             1.92 %

     The numbers for Class A shares in the chart above are based on the Fund's expenses in its last fiscal year. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. Class B shares were not publicly offered before October 1, 1995. Therefore, the Annual Fund Operating Expenses shown are based on expenses for the period from October 1, 1995 until December 31, 1995. Class C shares were not publicly offered during the Fund's last fiscal year. Accordingly, the Annual Fund Operating Expenses for Class C shares are estimates based upon amounts that would have been payable if Class C shares had been outstanding during the year. The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual amount of the Fund's assets represented by each class of shares.

     The "12b-1 Distribution Plan Fees" for Class A shares are the Service Plan Fees (which can be up to a maximum of 0.25% of average annual net assets of that class). For Class B and Class C shares, 12b-1 Plan Fees include the Service Plan Fees (which can be up to a maximum of 0.25%) and an annual asset-based sales charges of 0.75%. These plans are described in greater detail in "How to Buy Shares."

     / / EXAMPLES. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS*
                                        ------    -------   -------   ---------
Class A Shares                          $ 69       $  93      $ 118      $ 191
Class B Shares                          $ 70       $ 100      $ 124      $ 205
Class C Shares                          $ 30       $  60      $ 104      $ 224

     If you did not redeem your investment, it would incur the following expenses:


                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS*
                                        ------    -------   -------   ---------
Class A Shares                          $  69      $  93     $ 118      $ 191
Class B Shares                          $  20      $  60     $ 104      $ 205
Class C Shares                          $  20      $  60     $ 104      $ 224

* The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class C shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares into Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares" for more information.

     THESE EXAMPLES SHOW THE EFFECT OF EXPENSES ON AN INVESTMENT, BUT ARE NOT MEANT TO STATE OR PREDICT ACTUAL OR EXPECTED COSTS OR INVESTMENT RETURNS OF THE FUND, WHICH MAY BE GREATER OR LESSER THAN THOSE SHOWN.


A BRIEF OVERVIEW OF THE FUND

     Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

     / / WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund's investment objective is to seek to maximize total investment return by utilizing the investment strategy described below.

     / / WHAT DOES THE FUND INVEST IN? In seeking to maximize total investment return (including capital appreciation and income), the Fund allocates its assets among stocks, corporate bonds, U.S. Government securities and money market instruments according to changing market conditions. This allocation process utilizes quantitative asset allocation tools, which measure the relationship among these asset categories, in combination with the judgment of the Manager concerning current market dynamics. The Fund may also invest in debt securities and preferred stocks rated below investment grade (commonly called junk bonds) and may invest to a limited degree in securities of foreign issuers. The Fund may write covered calls and use certain types of "hedging instruments" and "derivative investments" to try to manage investment risks. These investments are more fully explained in "Investment Objective and Policies" starting on page __.

     / / WHO MANAGES THE FUND? The Fund's investment advisor is OppenheimerFunds, Inc., which (including a subsidiary) advises investment company portfolios having over $40 billion in assets at December 31, 1995. The Fund's Board of Directors, elected by shareholders, oversees the investment advisor and the portfolio manager. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund has a portfolio manager, Peter Antos, who is employed by the Manager. He is primarily responsible for the selection of the Fund's securities but is assisted by other managers. Please refer to "How the Fund is Managed," starting on page ____ for more information about the Manager, and its fees.

     / / HOW RISKY IS THE FUND?  All investments carry risks to some degree.
The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors such as changes in general bond and stock market movements. The change in value of a particular stock or bond may result from an event affecting the issuer, or changes in interest rates that can affect stock and bond prices. These changes affect the value of the Fund's investments and its share prices for each class of its shares. In the Oppenheimer funds' spectrum the Fund is more aggressive than most growth and income funds but less so than aggressive growth funds. In addition, there are certain risks associated with the lower quality debt securities and foreign securities the Fund may purchase and the hedging strategies the Manager may utilize. While the Manager tries to reduce risks by diversifying investments, by researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" starting on page ___ for a more complete discussion of the Fund's investment risks.

     / / HOW CAN I BUY SHARES? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How To Buy Shares" beginning on page ___ for more details.

     / / WILL I PAY A SALES CHARGE TO BUY SHARES? The Fund has three classes of shares. Each class of shares has the same investment portfolio, but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75% and reduced for larger purchases. Class B and Class C shares are offered without front-end sales charges, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How To Buy Shares" starting on page ___ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

     / / HOW CAN I SELL MY SHARES? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day or through your dealer. Please refer to "How To Sell Shares" on page ___. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page ____.

     / / HOW HAS THE FUND PERFORMED? The Fund measures its performance by quoting average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the total returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. Please remember that past performance does not guarantee future results.

FINANCIAL HIGHLIGHTS

     The following information for the fiscal year ended December 31, 1995 has been derived from audited financial statements together with the auditors' report for the year ended December 31, 1995 which is included in the Statement of Additional Information. The tables on the following pages present selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. Class B shares have been offered since October 1, 1995. Class C shares were not publicly offered during the periods shown.

FINANCIAL HIGHLIGHTS*        CLASS A SHARES
                             YEARS ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:       1995       1994       1993       1992       1991      1990      1989      1988      1987      1986
                                ----       ----       ----       ----       ----      ----      ----      ----      ----      ----
NET ASSET VALUE, BEGINNING
 OF PERIOD                     $13.44     $14.54     $13.81     $14.02     $11.94     $12.69   $11.51    $10.91    $11.87    $10.91
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income (loss)      .60        .55        .48        .50        .54        .66      .76      .53        .38       .31
Net realized and unrealized      2.59       (.86)      1.70        .86       2.79       (.68)    1.81      .60        .13       .99
 gain (loss) on investment,      ----       -----      ----        ---       ----       -----    ----      ---        ---       ---
 options written and foreign
 currency transactions
Total income (loss) from         3.19       (.31)      2.18       1.36       3.33       (.02)    2.57     1.13        .51      1.30
 investment operations
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
 to shareholders:
Dividends from net investment    (.60)      (.55)      (.48)      (.50)     (.54)      (.66)    (.76)    (.53)       (.38)     (.30)
 income
Distributions from net           (.57)      (.24)      (.97)     (1.07)     (.71)      (.07)    (.63)      --        (1.09)    (.04)
 realized gain on investments    -----      -----      -----     ------     -----      -----    ----     -----       ------    -----
 and foreign currency
 transactions
Total dividends and             (1.17)      (.79)     (1.45)     (1.57)    (1.25)      (.73)   (1.39)    (.53)      (1.47)     (.34)
 distributions to shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period $15.46     $13.44     $14.54     $13.81    $14.02     $11.94   $12.69   $11.51      $10.91    $11.87
                               ------     ------     ------     ------    ------     ------   ------   ------      ------    ------
                               ------     ------     ------     ------    ------     ------   ------   ------      ------    ------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
 VALUE(a)                       23.95%     (2.11)%    15.89%      9.90%    28.21%     (0.21)%  22.61%   10.40%       3.92%    11.88%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)              $218,099   $177,904   $171,205   $109,701   $86,455   $66,382   $65,071   $54,253   $44,770   $35,382
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Net investment income (loss)     4.00%      3.80%      3.40%      3.61%     4.02%    5.31%     5.90%      4.61%     3.15%     3.22%
Expenses                         1.17%       .96%      1.02%      1.11%     1.20%    1.24%     1.20%      1.11%     1.08%     1.26%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate         55.20%    115.01%    155.16%    177.85%   122.40%  115.45%   149.22%    223.62%   197.79%   143.32%
-----------------------------------------------------------------------------------------------------------------------------------

----------
*   G.R. Phelps & Co. managed the Fund during these periods.
(a) Annual total returns do not include the effect of sales charges.
                                       -8-

FINANCIAL HIGHLIGHTS* (CONT'D.)                              CLASS B SHARES(c)
                                                                PERIOD ENDED
                                                              DECEMBER 31, 1995
                                                             ------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                               $ 15.48
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                           .07
Net realized and unrealized gain (loss) on investments,
   options written and foreign currency transactions                   .70
                                                                   -----------
Total income (loss) from investment operations                         .77
-------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                  (.07)
Distributions from net realized gain on investments                   (.52)
   and foreign currency transactions                               -----------
Total dividends and distributions to shareholders                     (.59)
-------------------------------------------------------------------------------
Net asset value, end of period                                     $ 15.66
                                                                   -----------
                                                                   -----------
-------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(b)                                   4.93%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $  650
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                           .73%(a)
Expenses                                                              1.92%(a)
-------------------------------------------------------------------------------
Portfolio turnover rate                                              55.20%
-------------------------------------------------------------------------------

*   G.R. Phelps & Co. managed the Fund during this period.
(a) Annualized.
(b) Total returns do not include the effect of sales charges.
(c) For the period from October 1, 1995 (inception) through December 31, 1995.

INVESTMENT OBJECTIVE AND POLICIES

OBJECTIVE. The Fund seeks to maximize total investment return (including capital appreciation and income) by allocating its assets among stocks, corporate bonds, U.S. Government securities and money market instruments according to changing market conditions.

INVESTMENT POLICIES AND STRATEGIES. The Fund's allocation process utilizes quantitative asset allocation tools, which measure the relationship among these asset categories, in combination with the judgment of the Manager concerning current market dynamics. Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they occur, but also subjects the Fund to the risks of a given investment type.

     The Fund's debt securities are expected to have a portfolio maturity of 6 to 12 years. At least 25% of the Fund's total assets will be invested in fixed income senior securities. The Fund may invest up to 25% of its total assets in the aggregate in debt securities and preferred stocks rated below investment grade (commonly called junk bonds) and unrated securities determined by the Manager to be of comparable credit quality. The Fund will not invest in lower rated securities rated below B at the time of purchase. Unrated debt securities will not exceed 10% of the Fund's total assets.

     The Fund may invest up to 20% of its total assets in mortgage dollar rolls. The Fund may also invest up to 5% of its total assets in inverse floating rate instruments which are a type of derivative security. Consistent with the foregoing policies, the Fund may invest to a limited degree in securities of foreign issuers.

     / / CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and practices are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is not a fundamental policy. Shareholders of the Fund will be given 30 days' advance written notice of a change to the Fund's investment objective.

     Fundamental policies are those that cannot be changed without the approval of a "majority" of a Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Directors may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

     / / STOCK INVESTMENT RISKS. Because the Fund invests a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile and stock prices can change substantially. This market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, and changes in government regulations affecting an industry). Not all of these factors can be predicted.

     The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate its investments in any one industry or group of industries. Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. Because changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective, and when you redeem your shares, they may be worth more or less than what you paid for them.

     / / INTEREST RATE RISKS. Debt securities in which the Fund may invest include corporate debt obligations, U.S. Government securities, municipal obligations, mortgage-backed and asset-backed securities, adjustable rate securities, stripped securities, custodial receipts for Treasury certificates, zero coupon bonds, equipment trust certificates, loan participation notes, structured notes and money market instruments. Debt securities are subject to changes in their values due to changes in prevailing interest rates. When prevailing interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the Fund's portfolio of debt securities.

     / / SPECIAL RISKS OF INVESTING IN LOWER-RATED SECURITIES. The Fund can invest in high-yield, below grade debt securities (including both rated and unrated securities). These "lower-grade" securities are commonly known as "junk bonds." They generally offer higher income potential than investment grade securities. "Lower-grade" securities have a rating below "BBB" by Standard & Poor's Ratings Group ("Standard & Poor's") or "Baa" by Moody's Investors Services, Inc. ("Moody's") or similar ratings by other domestic or foreign rating organizations, or they are not rated by a nationally-recognized rating organization but the Manager judges them to be comparable to lower-rated securities. The Fund will not purchase securities rated below B by Moody's or Standard & Poor's. The Fund may retain securities whose ratings fall below B after purchase unless and until the Manager determines that disposing of such securities is in the best interests of the Fund. Appendix A to this Prospectus describes the rating categories of Moody's and Standard & Poor's. Appendix B provides a summary of ratings assigned to the Fund's debt holdings. These percentages are historical and do not necessarily indicate the current or future debt holdings of the Fund.

     All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics and special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency. For foreign lower-grade debt securities, these risks are in addition to the risks of investing in foreign securities, described below. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

     / / FOREIGN SECURITIES. Consistent with its investment objective and policies, the Fund may purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. The Fund may purchase securities in any country, developed or underdeveloped. Investments in securities of issuers in underdeveloped countries or countries that have emerging markets generally may offer greater potential for gain but involve more risk and may be considered highly speculative. As a matter of fundamental policy, the Fund may not invest more than 10% of its total assets in foreign securities, except that the Fund may invest up to 25% of its total assets in foreign equity and debt securities that are (i) issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities,
(ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange. Foreign currency will be held by the Fund only in connection with the purchase or sale of foreign securities.

     / / FOREIGN SECURITIES HAVE SPECIAL RISKS. The change in value of a foreign currency against the U.S. dollar will result in a change in the value of securities denominated in that foreign currency. For example, foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

     / / PORTFOLIO TURNOVER. A change in the securities held by the Fund is known as "portfolio turnover." The Fund ordinarily does not engage in short-term trading to try to achieve its objective. For the fiscal year ended December 31, 1995, the Fund's portfolio turnover rate was 55.20%. The "Financial Highlights," above, show the Fund's portfolio turnover rates during past fiscal years.

     Portfolio turnover affects brokerage costs, dealer markups and other transaction costs, and results in the Fund's realization of capital gains or losses for tax purposes. It may also affect the ability of the Fund to qualify as a "regulated investment company" under the Internal Revenue Code and avoid being taxed on amounts distributed as dividends and capital gains to shareholders. The Fund qualified as such in its fiscal year ended December 31, 1995 and intends to do so in the future, although it reserves the right not to qualify.

OTHER INVESTMENT TECHNIQUES AND STRATEGIES. The Fund may also use the investment techniques and strategies described below, which involve certain risks. The Statement of Additional Information contains more detailed information about these practices, including limitations on their use that may help to reduce some of the risks.

     / / WARRANTS AND RIGHTS. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. The Fund may invest up to 5% of its total assets in warrants or rights. That 5% limitation does not apply to warrants the Fund has acquired as part of units with other securities or that are attached to other securities. No more than 2% of the Fund's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange. For further details, see "Warrants and Rights" in the Statement of Additional Information.

     / / U.S. GOVERNMENT SECURITIES. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, and mortgage participation certificates guaranteed by the Government National Mortgage Association ("Ginnie Mae") are supported by the full faith and credit of the U.S. Government, which in general terms means that the U.S. Treasury stands behind the obligation to pay principal and interest. Ginnie Mae certificates are one type of mortgage-related U.S. Government Security the Fund may invest in. Other mortgage-related U.S. Government Securities the Fund invests in that are issued or guaranteed by federal agencies or government-sponsored entities are not supported by the full faith and credit of the U.S. Government. Those securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"), obligations supported only by the credit of the instrumentality, such as the Federal National Mortgage Association ("Fannie Mae") or the Student Loan Marketing Association and obligations supported by the discretionary authority of the U.S. Government to repurchase certain obligations of U.S. Government agencies or instrumentalities such as the Federal Land Banks and the Federal Home Loan Banks. Other U.S. Government Securities the Fund may invest in are collateralized mortgage obligations ("CMOs").

     The value of U.S. Government Securities will fluctuate until they mature depending on prevailing interest rates. Because the yields on U.S. Government Securities are generally lower than on corporate debt securities, when the Fund holds U.S. Government Securities it may attempt to increase the income it can earn from them by writing covered call options against them, when market conditions are appropriate. Writing covered calls is explained below, under "Hedging."

     / / MORTGAGE-BACKED SECURITIES AND CMOS. Certain mortgage-backed securities, whether issued by the U.S. Government or by private issuers, "pass-through" to investors the interest and principal payments generated by a pool of mortgages assembled for sale by government agencies. Pass-through mortgage-backed securities entail the risk that principal may be repaid at any time because of prepayments on the underlying mortgages. That may result in greater price and yield volatility than traditional fixed-income securities that have a fixed maturity and interest rate.

     The Fund may also invest in CMOs, which generally are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payment of the interest and principal generated by the pool of mortgages relating to the CMOs are passed through to the holders as the payments are received. CMOs are issued with a variety of classes or series which have different maturities. Certain CMOs may be more volatile and less liquid than other types of mortgage-related securities, because of the possibility of the prepayment of principal due to prepayments on the underlying mortgage loans.

     The Fund may also invest in CMOs that are "stripped." That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "P/O") and the other which receives some or all of the interest (and is known as an "I/O"). P/Os and I/Os are generally referred to as "derivative investments," discussed further below.

     The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the
                                       -13-
prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

     The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

     Private-issuer stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, most private-issuer stripped securities may be deemed "illiquid." If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment policy limiting investments in illiquid securities to 10% of the Fund's net assets.

     / / ASSET-BACKED SECURITIES. The Fund may invest in "asset-backed" securities. These represent interests in pools of consumer loans and other trade receivables, similar to mortgage-backed securities. They are issued by trusts and "special purpose corporations." They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Fund. These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's value. These securities present special risks. For example, in the case of credit card receivables, the issuer of the security may have no security interest in the related collateral.

     / / INVERSE FLOATING RATE INSTRUMENTS. The Fund may invest in inverse floating rate debt instruments ("inverse floaters"), including leveraged inverse floaters and inverse floating rate mortgage-backed securities, such as inverse floating rate "interest only" stripped mortgage-backed securities. The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

     / / MORTGAGE DOLLAR ROLLS. The Fund may invest up to 20% of its assets in mortgage dollar rolls. In a mortgage dollar roll the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. All rolls entered into by the Fund will be covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. The Manager is also permitted to purchase mortgage-backed securities and to sell such securities without regard to the length of time held in separate transactions that do not constitute dollar rolls. For financial reporting and tax purposes, the Fund treats mortgage rolls as two separate transactions: one involving the purchase of securities and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

     / / SHORT-TERM DEBT SECURITIES. When the Manager believes it is appropriate, the Fund can hold cash or invest without limit in money market instruments. The Fund will invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of domestic or foreign banks and savings and loan associations. The Fund will purchase money market instruments denominated in a foreign currency only within the limitations described under "Foreign Securities." The issuers of these foreign money market instruments have at least one billion dollars (U.S.) of assets.

      The Fund may also invest in obligations of foreign branches of U.S. banks (referred to as Eurodollar obligations) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investment in securities of U.S. banks as described in "Foreign Securities" above.

     / / LOANS OF PORTFOLIO SECURITIES. Subject to its investment policies and restrictions, the Fund may seek to increase its income by lending portfolio securities in transactions other than repurchase agreements. The Fund must receive collateral for a loan. As a matter of fundamental policy, these loans are limited to not more than 33 1/3% of the Fund's total assets (taken at market value) and are subject to other conditions described in the Statement of Additional Information. See "Loans of Portfolio Securities" in the Statement of Additional Information on securities loans.

     / / "WHEN-ISSUED" AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

     / / REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may experience costs in disposing of the collateral and may experience losses if there is any delay in doing so. As a matter of fundamental policy, the Fund will not enter into a repurchase agreement that causes more than 10% of its net assets in illiquid and restricted securities (as described below) which includes repurchase agreements having a maturity beyond seven days.

     / / ILLIQUID AND RESTRICTED SECURITIES. Under the policies established by the Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. As a matter of fundamental policy, the Fund will not invest more than 10% of its total assets in illiquid and restricted securities (including repurchase agreements having a maturity beyond 7 days, portfolio securities which do not have readily available market quotations and time deposits maturing in more than 2 days).

     / / HEDGING. The Fund may write covered call options on securities, stock or bond indices and foreign currency and may purchase and sell certain kinds of futures contracts, forward contracts, and options on futures, broadly based stock or bond indices and foreign currencies, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund may use hedging instruments for hedging and, in the case of covered calls, non-hedging purposes as described below.

     The Fund may write covered call options and buy and sell futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures and writing covered calls, hedge the Fund's portfolio against price fluctuations.

     Other hedging strategies, such as buying futures, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes, defensive reasons, or to raise cash to distribute to shareholders.

     / / FUTURES.  The Fund may buy and sell futures contracts that relate to
(1) foreign currencies (these are referred to as "Forward Contracts" and are discussed below), (2) financial indices, such as U.S. or foreign government securities indices, corporate debt securities indices or equity securities indices (these are referred to as Financial Futures) and (3) interest rates (those are referred to as Interest Rate Futures). These types of Futures are described in "Hedging" in the Statement of Additional Information. The Fund engages in Futures transactions and related options only for bona fide hedging purposes.

     / / COVERED CALL OPTIONS AND OPTIONS ON FUTURES. The Fund may write (that is, sell) call options on securities, indices and foreign currencies for hedging or liquidity purposes and write call options on Futures for hedging and non-hedging purposes, but only if all such calls are "covered." This means the Fund must own the investment on which the call was written or it must own other securities that are acceptable for the escrow arrangements required for calls while the call is outstanding or, in the case of calls on futures, segregate appropriate liquid assets. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium
(and the investment). After the Fund writes a call, not more than 20% of the value of its total assets may be subject to calls.

     The Fund may sell covered call options that are traded on U.S. or foreign securities or commodity exchanges or which are used by Options Clearing Corporation. In the case of foreign currency options, they may be quoted by major recognized dealers in those options.

     / / FORWARD CONTRACTS. Forward Contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them for hedging purposes to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from
                                       -16-
changes in the relative value of the U.S. dollar and a foreign currency. Normally, the Fund will not use "cross hedging," where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated. The Fund will not speculate in foreign exchange.

     / / HEDGING INSTRUMENTS CAN BE VOLATILE INVESTMENTS AND MAY INVOLVE SPECIAL RISKS. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     Options trading involves the payment of premiums, and options, futures and forward contracts are subject to special tax rules that may affect the amount, timing and character of the Fund's income and distributions. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Interest rate swaps are subject to the risk that the other party will fail to meet its obligations (or that the underlying issuer will fail to pay on time), as well as interest rate risks. The Fund could be obligated to pay more under its swap agreements than it received under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information.

     / / DERIVATIVE INVESTMENTS. The Fund can invest in a number of different kinds of "derivative" investments. In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund may not purchase or sell physical commodities; however, the Fund may purchase and sell foreign currency in hedging transactions. This shall not prevent the Fund from selling covered call options or buying or selling futures contracts or from investing in securities or other instruments backed by physical commodities.

     Derivative investments used by the Fund are used in some cases for hedging purposes and in other cases to seek income. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) may be considered "derivative investments."

     "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. The Fund may invest in "debt exchangeable for common stock" of an issuer or "equity-linked" debt securities of an issuer. At maturity, the principal amount of the debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the expected principal amount of the debt.

     The Fund may also invest in currency-indexed securities. Typically, these are short-term or intermediate-term debt securities having a value at maturity and/or an interest rate determined by reference to one or more foreign currencies. The currency-indexed securities purchased by the Fund may make payments based on a formula. The payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index. These investments may entail increased risk to principal and increased price volatility.

     There are special risks in investing in derivative investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security might not perform the way the Manager expected it to perform. Markets, underlying securities and indices may move in a direction not anticipated by the Manager. Performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid. Please refer to "Illiquid and Restricted Securities."

OTHER INVESTMENT RESTRICTIONS. The Fund has other investment restrictions which are "fundamental" policies. Among these fundamental policies, the Fund cannot do any of the following:

     / / Borrow amounts in excess of 10% of the Fund's total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5% of the Fund's total assets.

     / / (a) Invest more than 5% of the Fund's total assets (taken at market value at the time of each investment) in the securities (other than United States Government or Government agency securities) of any one issuer (including repurchase agreements with any one bank or dealer) or more than 15% of the Fund's total assets in the obligations of any one bank; and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements.

     / / Invest more than 25% of its assets in securities of issuers in any single industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (e.g., gas, gas transmission, electric or telephone) shall be considered a separate industry. This test shall be applied on a pro forma basis using the market value of all assets immediately prior to making any investment.

     / / Allow its current obligations under reverse repurchase agreements (together with borrowings) to exceed one-third of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

     All of the percentage restrictions described above and elsewhere in this Prospectus apply only at the time the Fund purchases a security, and the Fund need not dispose of a security merely because the Fund's assets have changed or the security has increased in value relative to the size of the Fund. There are other fundamental policies discussed in the Statement of Additional Information.

 HOW THE FUND IS MANAGED

ORGANIZATION AND HISTORY. The Fund is a diversified series of Oppenheimer Series Fund, Inc. (the "Company"). The Company was organized in 1981 as a Maryland corporation and is an open-end management investment company. Organized as a series fund, the Company presently has eight series, including the Fund.

     The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Directors and Officers of the Funds" in the Statement of Additional Information names the Directors and officers of the Fund and provides more information about them. Although the Fund is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

     The Board of Directors has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions, and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and shares of a particular class vote as a class on matters that affect that class alone.
Shares are freely transferrable. Please refer to "How the Funds are Managed" in the Statement of Additional Information for further information on voting of shares.

THE MANAGER AND ITS AFFILIATES. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959. The Manager and its affiliates currently manage investment companies, including other Oppenheimer funds, with assets of more than $40 billion as of December 31, 1995, and with more than 2.8 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     / / PORTFOLIO MANAGEMENT. The principal Portfolio Manager of the Fund is Peter M. Antos. He is a Vice President of the Fund and the Manager and has been the senior portfolio manager of the Fund's portfolio since 1989. He is also a Chartered Financial Analyst and serves as a portfolio manager of other Oppenheimer funds. Mr. Antos was employed since 1989 by the Fund's prior investment adviser, G.R. Phelps & Co., Inc., as a Vice President and Senior Portfolio Manager, Equities, before joining OppenheimerFunds, Inc. Mr. Michael
C. Strathearn,  Mr. Stephen F. Libera, and Mr. Authur J.
Zimmer are also Vice Presidents and portfolio managers of the Fund. Messrs. Strathearn and Libera are each a chartered Financial
                                       -19-

Analyst. Messrs. Strathearn and Libera was each employed by Connecticut Mutual Life Insurance Company, the parent of G. R. Phelps, as a Portfolio Manager prior to joining Oppenheimer Funds, Inc. on March 1, 1996. Mr. Zimmer is a Vice President of Oppenheimer Management Corporation and is an officer of other Oppenheimer funds. Formerly, Mr. Zimmer was a Vice President of Hanifen Imhoff Management Company (a mutual fund investment adviser).

     / / FEES AND EXPENSES. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fee, which declines on additional assets as the Fund grows: 0.625% of the first $300 million of aggregate net assets; 0.500% of the next $100 million; and 0.450% of net assets in excess of $400 million. The Fund's management fee for its last fiscal year was 0.625% of the average annual net assets for Class A and Class B shares (on an annualized basis). There were no Class C shares outstanding during the year.

     The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

     There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Funds" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

     / / THE DISTRIBUTOR. The Fund's shares are sold through dealers and brokers that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     / / THE TRANSFER AGENT. The Fund's Transfer Agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus or on the back cover.


PERFORMANCE OF THE FUND

EXPLANATION OF PERFORMANCE TERMINOLOGY. The Fund uses the terms "total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears.
These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). The Fund's performance data may help you see how well your investment has done over time and to compare it to market indices, as we have done below.

     It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

     / / TOTAL RETURNS. There are different types of "total returns" used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

     When total returns are quoted for Class A shares, they include the payment of the current maximum initial sales charge. When total returns are shown for Class B and Class C shares, they include the effect of the contingent deferred sales charge that applies to the period for which total return is shown. When total returns are shown for a one-year period (or less) for Class C shares, they include the effect of the contingent deferred sales charge. Total returns may also be quoted at "net asset value," without including the effect of either the front-end or the appropriate contingent deferred sales charge, as applicable, and those returns would be reduced if sales charges were deducted.


A B O U T   Y O U R   A C C O U N T

HOW TO BUY SHARES

CLASSES OF SHARES. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

     / / CLASS A SHARES. If you buy Class A shares, you pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by OppenheimerFunds prototype 401(k) plans). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for OppenheimerFunds prototype 401(k) plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares," below.

     / / CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge that varies depending on how long you owned your shares, as described in "Buying Class B Shares," below.

     / / CLASS C SHARES. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as discussed in "Buying Class C Shares," below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

     In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, and considered the effect of the asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in your investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns, and the operating expenses borne by each class of shares, and which class of shares you invest in.

     The factors discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

     / / HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses your choice will also depend on how much you invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on the shares of Class B or Class C for which no initial sales charge is paid.

     / / INVESTING FOR THE SHORT TERM. If you have a short term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than seven years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater economic impact on your account over the longer term than the
                                       -22-
reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

     And for most investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B or $1 million or more of Class C shares from a single investor.

     / / INVESTING FOR THE LONGER TERM. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charge available for larger investments in Class A shares under a Fund's Right of Accumulation.

     Of course all of these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and you should analyze your options carefully.

     / / ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Because some features may not be available to Class B or C shareholders, or other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge in non-retirement accounts) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. For example, share certificates are not available for Class B or Class C shares and if you are considering using your shares as collateral for a loan, this may be a factor to consider. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A, such as the Class B and Class C asset-based sales charges described below and in the Statement of Additional Information.

     / / HOW DOES IT AFFECT PAYMENTS TO MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares, may receive different compensation for selling one class than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: to reimburse the Distributor for commissions it pays to dealers and financial institutions for selling shares.

HOW MUCH MUST YOU INVEST? You can open the Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:

     With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments for as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

    Under pension and profit-sharing plans and Individual Retirement Accounts
(IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

    There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

    / / HOW ARE SHARES PURCHASED? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. WHEN YOU BUY SHARES, BE SURE TO SPECIFY CLASS A, CLASS B OR CLASS C SHARES. IF YOU DO NOT CHOOSE, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

    / / BUYING SHARES THROUGH YOUR DEALER. Your dealer will place your order with the Distributor on your behalf.

    / / BUYING SHARES THROUGH THE DISTRIBUTOR. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

    / / BUYING SHARES THROUGH OPPENHEIMERFUNDS ACCOUNTLINK. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member to transmit funds electronically to PURCHASE SHARES, to have the Transfer Agent SEND REDEMPTION PROCEEDS, or to TRANSMIT DIVIDENDS AND DISTRIBUTIONS.

    Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink," below for more details.

    / / ASSET BUILDER PLANS. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

    / / AT WHAT PRICES ARE SHARES SOLD? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

    If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY REJECT ANY PURCHASE ORDER FOR THE FUND'S SHARES.

SPECIAL SALES CHARGE ARRANGEMENTS FOR CERTAIN PERSONS. Appendix C to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds and Former Connecticut Mutual Funds (each as defined in that Appendix).

BUYING CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account.
The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. Different sales charge rates and commissions applied to sales of Class A shares prior to March 21, 1996. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                    FRONT-END SALES       FRONT-END SALES       COMMISSION AS
AMOUNT OF PURCHASE  CHARGE AS PERCENTAGE  CHARGE AS PERCENTAGE  PERCENTAGE OF
OFFERING PRICE      OF OFFERING PRICE     OF AMOUNT INVESTED    OFFERING PRICE
-------------------------------------------------------------------------------
Less than $25,000          5.75%                 6.10%               4.75%
-------------------------------------------------------------------------------
$25,000 or more but
less than $50,000          5.50%                 5.82%               4.75%
-------------------------------------------------------------------------------
$50,000 or more but
less than $100,000         4.75%                 4.99%               4.00%
-------------------------------------------------------------------------------
$100,000 or more but
less than $250,000         3.75%                 3.90%               3.00%
-------------------------------------------------------------------------------
$250,000 or more but
less than $500,000         2.50%                 2.56%               2.00%
-------------------------------------------------------------------------------
$500,000 or more but
less than $1 million       2.00%                 2.04%               1.60%
-------------------------------------------------------------------------------


The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

    / / CLASS A CONTINGENT DEFERRED SALES CHARGE. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

    / / purchases aggregating $1 million or more, or

     / / purchases by an OppenheimerFunds prototype 401(k) plan that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

    The Distributor pays dealers of record commissions on those purchases in an amount equal to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on the amount of those purchases in excess of $1 million ($500,000 for purchases by OppenheimerFunds 401(k) prototype plans) that were not previously subject to a front-end sales charge and dealer commission.

    If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge will be equal to 1.0% either (1) of the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less. The Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

    In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

    No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

    / / SPECIAL ARRANGEMENTS WITH DEALERS. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Dealers whose sales of Class A shares of Oppenheimer funds (other than money market funds) under OppenheimerFunds-sponsored 403(b)(7) custodial plans exceed $5 million per year (calculated per quarter), will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.

REDUCED SALES CHARGES FOR CLASS A SHARE PURCHASES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

    / / RIGHT OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

    Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate for current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

    / / LETTER OF INTENT. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

    / / WAIVERS OF CLASS A SALES CHARGES. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

    WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES FOR CERTAIN PURCHASERS. Class A shares purchased by the following investors are not subject to any Class A sales charges:

    / / the Manager or its affiliates;

    / / present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

    / / registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

    / / dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

    / / employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

    / / dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or advisor for the purchase or sale of shares of the Fund)

    / / dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor to sell shares of defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administrative services.

    / / directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

    / / accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

    / / any unit investment trust that has entered into an appropriate agreement with the Distributor;

    / / a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and C TRAC-2000 program on November 24, 1995; or

    / / qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by March 31, 1996.

    WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES IN CERTAIN TRANSACTIONS. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

    / / shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

    / / shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or one of its affiliates acts as sponsor;

    / / shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

    / / shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your Fund shares, and the Distributor may require evidence of your qualification for this waiver; and

    / / shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

    WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

    / / for retirement distributions or loans to participants or beneficiaries from qualified retirement plans, deferred compensation plans or other employee benefit plans, including OppenheimerFunds prototype 401(k) plans (these are all referred to as "Retirement Plans");

    / / to return excess contributions made to Retirement Plans;

    / / to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

    / / involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

    / / if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase); or

    / / for distributions from OppenheimerFunds prototype 401(k) plans for any of the following cases or purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) hardship withdrawals, as defined in the plan; (3) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code;
(4) to meet the minimum distribution requirements of the Internal Revenue Code; (5) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code, or (6) separation from service.

    / / SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Directors authorizes such reimbursements, which it has not done as yet) for its other expenditures under the Plan.

    Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer or its customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

BUYING CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B contingent deferred sales charge is paid to the Distributor to compensate it for providing distribution-related services to the Fund in connection with the sale of Class B shares.

    To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the six-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

    The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


YEARS SINCE BEGINNING OF                      CONTINGENT DEFERRED SALES CHARGE
MONTH IN WHICH                                ON REDEMPTIONS IN THAT YEAR
PURCHASE ORDER WAS ACCEPTED                   (AS % OF AMOUNT SUBJECT TO CHARGE)
-----------------------------------------------------------------------------------------
0-1                                                            5.0%
-----------------------------------------------------------------------------------------
1-2                                                            4.0%
-----------------------------------------------------------------------------------------
2-3                                                            3.0%
-----------------------------------------------------------------------------------------
3-4                                                            3.0%
-----------------------------------------------------------------------------------------
4-5                                                            2.0%
-----------------------------------------------------------------------------------------
5-6                                                            1.0%
-----------------------------------------------------------------------------------------
6 and following                                                None


    In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made. Different contingent deferred sales charges applied to redemptions of Class B shares prior to March 31, 1996.

    / / AUTOMATIC CONVERSION OF CLASS B SHARES. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements -- Class A, Class B and Class C Shares" in the Statement of Additional Information.

BUYING CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

    To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

    / / DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its costs in distributing Class B and C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year.

    Under the Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge allows investors to buy Class B or C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

    The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

    The Distributor currently pays sales commissions of 3.75% on the purchase price of Class B shares to dealers from its own resources at the time of sale. The total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B shares. Those payments, retained by the Distributor, are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B shares.

    The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. The total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge during the first year Class C shares are outstanding to recoup the sales commissions it has paid, the advances of service fee payments it has made, and its financing costs and other expenses. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

    The Distributor's actual expenses in selling Class B and C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and C shares. Therefore, those expenses may be carried over and paid in future years. If the Fund terminates its Plan, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

    / / WAIVERS OF CLASS B AND CLASS C SALES CHARGES. The Class B and Class C contingent deferred sales charge will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

    WAIVERS FOR REDEMPTIONS IN CERTAIN CASES. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases, if the Transfer Agent is notified that these conditions apply to the redemption:

    / / distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

    / / redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

    / / returns of excess contributions to Retirement Plans;

    / / distributions from IRAs (including SEP-IRAs and SAR/SEP accounts) before the participant is age 59-1/2, and distributions from 403(b)(7) custodial plans or pension or profit sharing plans before the participant is age 59-1/2 but only after the participant has separated from service, if the distributions are made in substantially equal periodic payments over the life (or life expectancy) of the participant or the joint lives (or joint life and last survivor expectancy) of the participant and the participant's designated beneficiary (and the distributions must comply with other requirements for such distributions under the Internal Revenue Code and may not exceed

10% of the account value annually, measured from the date the Transfer Agent receives the request);

    / / shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below; or

    / / distributions from OppenheimerFunds prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

    WAIVERS FOR SHARES SOLD OR ISSUED IN CERTAIN TRANSACTIONS. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

    / / shares sold to the Manager or its affiliates;

    / / shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; and

   / / shares issued in plans of reorganization to which the Fund is a party.

SPECIAL INVESTOR SERVICES

ACCOUNTLINK. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

    AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

    / / USING ACCOUNTLINK TO BUY SHARES. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

    / / PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

    / / PURCHASING SHARES. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

    / / EXCHANGING SHARES. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

    / / SELLING SHARES. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

    / / AUTOMATIC WITHDRAWAL PLANS. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

    / / AUTOMATIC EXCHANGE PLANS. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the same Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

RETIREMENT PLANS. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

    / / INDIVIDUAL RETIREMENT ACCOUNTS including rollover IRAs, for individuals and their spouses

    / / 403(B)(7) CUSTODIAL PLANS for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

    / / SEP-IRAS (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SARSEP-IRAs

    / / PENSION AND PROFIT-SHARING PLANS for self-employed persons and other employers

    / / 401(K) PROTOTYPE RETIREMENT PLANS for businesses

    Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

HOW TO SELL SHARES

    You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. IF YOU HAVE QUESTIONS ABOUT ANY OF THESE PROCEDURES, AND ESPECIALLY IF YOU ARE REDEEMING SHARES IN A SPECIAL SITUATION, SUCH AS DUE TO THE DEATH OF THE OWNER, OR FROM A RETIREMENT PLAN, PLEASE CALL THE TRANSFER AGENT FIRST, AT 1-800-525-7048, FOR ASSISTANCE.

    / / RETIREMENT ACCOUNTS. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

    / / CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

    / / You wish to redeem more than $50,000 worth of shares and receive a check

    / / The redemption check is not payable to all shareholders listed on the account statement

    / / The redemption check is not sent to the address of record on your account statement

    / / Shares are being transferred to a Fund account with a different owner or name

    / / Shares are redeemed by someone other than the owners (such as an Executor)

    / / WHERE CAN I HAVE MY SIGNATURE GUARANTEED? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. IF YOU ARE SIGNING AS A FIDUCIARY OR ON BEHALF OF A CORPORATION, PARTNERSHIP OR OTHER BUSINESS, OR AS A FIDUCIARY YOU MUST ALSO INCLUDE YOUR TITLE IN THE SIGNATURE.

SELLING SHARES BY MAIL.  Write a "letter of instructions" that includes:

    / / Your name

    / / The Fund's name

    / / Your Fund account number (from your account statement)

    / / The dollar amount or number of shares to be redeemed

    / / Any special payment instructions

    / / Any share certificates for the shares you are selling

    / / The signatures of all registered owners exactly as the account is registered, and

    / / Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

USE THE FOLLOWING ADDRESS FOR REQUESTS BY MAIL:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

SEND COURIER OR EXPRESS MAIL REQUESTS TO:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

SELLING SHARES BY TELEPHONE. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. YOU MAY NOT REDEEM SHARES HELD IN AN OPPENHEIMERFUNDS RETIREMENT PLAN OR UNDER A SHARE CERTIFICATE BY TELEPHONE.

    / / To redeem shares through a service representative, call 1-800-852-8457

    / /  To redeem shares automatically on PhoneLink, call 1-800-533-3310

    Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

    / / TELEPHONE REDEMPTIONS PAID BY CHECK. Up to $50,000 may be redeemed by telephone, in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

    / / TELEPHONE REDEMPTIONS THROUGH ACCOUNTLINK OR WIRE. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

    Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account if the bank is a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

SELLING SHARES THROUGH YOUR DEALER. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

HOW TO EXCHANGE SHARES

    Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

    / / Shares of the fund selected for exchange must be available for sale in your state of residence.

    / / The prospectuses of the Fund and the fund whose shares you want to buy must offer the exchange privilege.

    / / You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.

    / / You must meet the minimum purchase requirements for the fund you purchase by exchange.

    / / BEFORE EXCHANGING INTO A FUND, YOU SHOULD OBTAIN AND READ ITS
PROSPECTUS.

    SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER OPPENHEIMER FUNDS. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

    Exchanges may be requested in writing or by telephone:

    / / WRITTEN EXCHANGE REQUESTS. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

    / / TELEPHONE EXCHANGE REQUESTS. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same names and address. Shares held under certificates may not be exchanged by telephone.

    You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

    There are certain exchange policies you should be aware of:

    / / Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.

    / / Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

    / / The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

    / / For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a taxable gain or a loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

    / / If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

SHAREHOLDER ACCOUNT RULES AND POLICIES

    / / NET ASSET VALUE PER SHARE is determined for each class of shares as of the close of The New York Stock Exchange which is normally 4:00 P.M., but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Directors has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

    / / THE OFFERING OF SHARES may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

    / / TELEPHONE TRANSACTION PRIVILEGES for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

    / / THE TRANSFER AGENT WILL RECORD ANY TELEPHONE CALLS to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

    / / REDEMPTION OR TRANSFER REQUESTS WILL NOT BE HONORED UNTIL THE TRANSFER AGENT RECEIVES ALL REQUIRED DOCUMENTS IN PROPER FORM. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

    / / DEALERS THAT CAN PERFORM ACCOUNT TRANSACTIONS FOR THEIR CLIENTS BY PARTICIPATING IN NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously.

    / / THE REDEMPTION PRICE FOR SHARES WILL VARY from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

    / / PAYMENT FOR REDEEMED SHARES is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. THE TRANSFER AGENT MAY DELAY FORWARDING A CHECK OR PROCESSING A PAYMENT VIA ACCOUNTLINK FOR RECENTLY PURCHASED SHARES, BUT ONLY UNTIL THE PURCHASE PAYMENT HAS CLEARED. THAT DELAY MAY BE AS MUCH AS 10 DAYS FROM THE DATE THE SHARES WERE PURCHASED. THAT DELAY MAY BE AVOIDED IF YOU PURCHASE SHARES BY CERTIFIED CHECK OR ARRANGE WITH YOUR BANK TO PROVIDE TELEPHONE OR WRITTEN ASSURANCE TO THE TRANSFER AGENT THAT YOUR PURCHASE PAYMENT HAS CLEARED.

    / / INVOLUNTARY REDEMPTIONS OF SMALL ACCOUNTS may be made by the Fund if the account has fewer than 100 shares, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

    / / UNDER UNUSUAL CIRCUMSTANCES, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

    / / "BACKUP WITHHOLDING" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number and any other certifications required by the Internal Revenue Service ("IRS") when you sign your application, or if you violate IRS regulations on tax reporting of income.

    / / THE FUND DOES NOT CHARGE A REDEMPTION FEE, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

    / / TO AVOID SENDING DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS. The Fund declares and pays dividends separately for Class A, Class B and Class C shares from net investment income semi-annually. Normally, dividends are paid on the last business day every dividend period, but the Board of Directors can change that date. Dividends paid on Class A shares generally are expected to be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher.

CAPITAL GAINS. The Fund may make distributions annually in December out of any net short-term or long-term capital gains. Long-term capital gains will be separately identified in the tax information your Fund sends you after the end of the year. Distributions of short-term capital gains are treated as ordinary income for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

    / / REINVEST ALL DISTRIBUTIONS IN THE FUND. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

    / / REINVEST CAPITAL GAINS ONLY. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

    / / RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

    / / REINVEST YOUR DISTRIBUTIONS IN ANOTHER OPPENHEIMERFUNDS ACCOUNT. You can reinvest all distributions in another Oppenheimer funds account you have established.

TAXES. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. The Fund's distributions from long-term capital gains are taxable to shareholders as long-term capital gains, no matter how long you held your shares. Dividends paid by the Fund from short-term capital gains and net investment income, including certain net realized foreign exchange gains, are taxable as ordinary income. These dividends and distributions are subject to Federal income tax and may be subject to state or local taxes. Your distributions are taxable as described above, whether you reinvest them in additional shares or take them in cash. Corporate shareholders may be entitled to the corporate dividends received deduction for some portion of the Fund's distributions treated as ordinary income, subject to applicable limitations under the Internal Revenue Code. Every year the Fund will send you and the IRS a statement showing the aggregate amount and character of the dividends and other taxable distributions you received for the previous year.

    / / "BUYING A DIVIDEND". When the Fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

    / / TAXES ON TRANSACTIONS. Share redemptions and repurchases, including redemptions for exchanges, may produce a taxable gain or a loss, which generally will be a capital gain or loss for shareholders who hold shares of the Fund as capital assets. Such a gain or loss is the difference between your tax basis, which is usually the price you paid for the shares, and the proceeds you received when you sold them. Special tax rules may apply to certain redemptions preceded or followed by investments in the Fund or another Oppenheimer fund.

    / / RETURNS OF CAPITAL. In certain cases distributions made by the Fund may be considered a return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A return of capital will reduce your tax basis in shares of the Fund but will not be taxable except to the extent it exceeds such tax basis.

    / / FOREIGN TAXES. The Fund may be subject to foreign withholding taxes or other foreign taxes on income (possibly including capital gains) on certain of its foreign investments, if any. These taxes may be reduced or eliminated pursuant to an income tax treaty in some cases. The Fund does not expect to qualify to pass such foreign taxes and any related tax deductions or credits through to its shareholders.

    The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code. Provided that the Fund so qualifies, it will not be required to pay any federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders in accordance with certain timing requirements.

    This information is only a summary of certain federal tax information about your investment. Tax-exempt or tax-deferred investors, foreign investors, and investors subject to special tax rules (such as certain banks and securities dealers) may have different tax consequences not described above. More tax information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A:  DESCRIPTION OF RATINGS CATEGORIES OF RATING SERVICES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

     Aaa: Bonds rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.
     A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa: Bonds rated "Baa" are considered medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.
     Ba: Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.
     C: Bonds rated "C" can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S BOND RATINGS

     AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
     AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.
     A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.

     BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.
     BB, B, CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
     C, D: Bonds on which no interest is being paid are rated "C." Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

                                      APPENDIX B


                             CREDIT QUALITY DISTRIBUTION


The average quality distribution of the portfolio of Oppenheimer Disciplined Allocation Fund during the year ended December 31, 1995 was as follows:


QUALITY DISTRIBUTION                                                    % OF
AS ASSIGNED BY SERVICE                   AVERAGE VALUE                PORTFOLIO
----------------------                  --------------                ---------
Government Securities                   $38,963,546.03                   19.48%
AAA                                         684,257.15                    0.34%
AA                                        1,905,602.13                    0.95%
A                                        18,169,459.25                    9.08%
BBB                                      12,720,500.93                    6.36%
BB                                        4,519,705.47                    2.26%
B                                           287,220.83                    0.14%
Unrated                                   2,047,630.26                    1.02%
Debt Securities                          79,297,922.05                   39.64%
Equity Securities                        79,855,031.63                   39.93%
Short-Term Securities                    40,893,893.07                   20.44%
                                        --------------                ---------
Total Portfolio                         200,046,846.74                  100.00%

                                      APPENDIX C

            SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND
              WHO WERE SHAREHOLDERS OF THE FORMER QUEST FOR VALUE FUNDS


     The initial and contingent sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

CLASS A SALES CHARGES

     / / REDUCED CLASS A INITIAL SALES CHARGE RATES FOR CERTAIN FORMER QUEST SHAREHOLDERS

     / / PURCHASES BY GROUPS, ASSOCIATIONS AND CERTAIN QUALIFIED RETIREMENT PLANS. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                        FRONT-END SALES      FRONT-END SALES
                        CHARGE AS A          CHARGE AS A          COMMISSION AS
NUMBER OF ELIGIBLE      PERCENTAGE OF        PERCENTAGE OF        PERCENTAGE OF
EMPLOYEES OR MEMBERS    OFFERING PRICE       AMOUNT INVESTED      OFFERING PRICE
--------------------------------------------------------------------------------
9 or fewer              2.50%                2.56%                2.00%
--------------------------------------------------------------------------------
At least 10 but not
  more than 49          2.00%                2.04%                1.60%

     For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A
contingent deferred sales charge described on pages     to     of this
Prospectus.

     Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

     / /  SPECIAL CLASS A CONTINGENT DEFERRED SALES CHARGE RATES

Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

     / /  WAIVER OF CLASS A SALES CHARGES FOR CERTAIN SHAREHOLDERS

Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

     / / Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     / / Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     / / WAIVER OF CLASS A CONTINGENT DEFERRED SALES CHARGE IN CERTAIN TRANSACTIONS

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

     / / Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

     / / Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

CLASS A, CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVERS

     / /  WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED PRIOR TO MARCH 6, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with
(i) distributions to participants or beneficiaries of plans qualified under
Section 401(a) of the Internal Revenue Code or from custodial accounts under
Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan,
(ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

     / / WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED ON OR AFTER MARCH 6, 1995 BUT PRIOR TO NOVEMBER 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995:
(1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
(5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days
                                      C-3
after that redemption, the proceeds are invested in the same Class of shares in the Fund or another Oppenheimer fund.

SPECIAL DEALER ARRANGEMENTS.

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

            SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND
             WHO WERE SHAREHOLDERS OF THE FORMER CONNECTICUT MUTUAL FUNDS

     Certain of the sales charge waivers for Class A and Class B shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of [Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account], Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Diversified Income Account, CMIA LifeSpan Capital Appreciation Account and CMIA LifeSpan Balanced Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

CLASS A SALES CHARGE WAIVERS

     Additional Class A shares of the Fund may be purchased without a sales charge, provided that the Class A shares of the Fund were acquired prior to March 1, 1996, by:

     (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more; (3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families; (4) NASD registered representatives whose employer consents to such purchases, and by the spouses and immediate family members of such representatives; (5) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the Fund's prior distributor, and its affiliated companies; (6) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; (7) any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which was beyond the applicable surrender charge period and which was used to fund a qualified plan, who exchanged the variable annuity contract for Class A shares of the Fund; and (8) an institution acting as a fiduciary on behalf of an individual or individuals, where such institution was directly compensated by the individual(s) for
                                      C-4
recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to a CDSC.


CLASS A AND CLASS B CONTINGENT DEFERRED SALES CHARGE WAIVERS

     The contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of the Fund and exchanges of Class A or Class B shares of the Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 1, 1996 or (ii) were acquired by exchange from an Oppenheimer Fund that was a Former Connecticut Mutual Fund and the shares of such Former Connecticut Mutual Fund were purchased prior to March 1, 1996:

     (1) by the estate of the deceased shareholder; (2) upon the disability of the shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (Code); (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7) of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; (4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to a Systematic Withdrawal Plan but limited to no more than 12% of the original value annually; and (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

OPPENHEIMER DISCIPLINED ALLOCATION FUND
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

INVESTMENT ADVISOR
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

CUSTODIAN OF PORTFOLIO SECURITIES
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts  02110

INDEPENDENT AUDITORS
Arthur Andersen LLP
One Financial Plaza
Hartford, Connecticut 06103

LEGAL COUNSEL




NO DEALER, BROKER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION, AND IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, OPPENHEIMERFUNDS, INC., OPPENHEIMERFUNDS DISTRIBUTOR, INC. OR ANY AFFILIATE THEREOF. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.

                      *PRINTED ON RECYCLED PAPER
--------------------

                     CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

              Oppenheimer Disciplined Value Fund.

               Cross-Reference Sheet Showing Location in Prospectus and
            Statement of Additional Information of Information Required by
                           Items of the Registration Form


                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------

        1.   Cover Page.......................   Cover Page.

        2.   Synopsis.........................   About The Funds -- A Brief
                                                 Overview of the Fund.

        3.   Condensed Financial
               Information....................   About The Funds -- Financial
                                                 Highlights.

        4.   General Description of
               Registrant.....................   Cover Page; About The Funds
                                                 -- How The Fund Is Managed -
                                                 - Organization and History.

        5.   Management of the Fund...........   About The Funds -- How the
                                                 Funds are Managed.

        6.   Capital Stock and Other
               Securities.....................   About The Funds --
                                                 Investment Objective and
                                                 Policies.

        7.   Purchase of Securities
               Being Offered..................   About Your Account -- How to
                                                 Buy Shares; Special Sales
                                                 Charge Arrangements for
                                                 Certain Persons; Buying
                                                 Class A Shares; Buying
                                                 Class B Shares; Buying
                                                 Class C Shares.

        8.   Redemption or Repurchase.........   About Your Account -- How to
                                                 Buy Shares; Special Investor
                                                 Services; How to Sell
                                                 Shares; How to Exchange
                                                 Shares; Shareholder Account
                                                 Rules and Policies.

                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------


        9.   Pending Legal Proceedings........   Not Applicable.

        10.  Cover Page.......................   Cover Page.

        11.  Table of Contents................   Cover Page.

        12.  General Information and
               History........................   Cover Page; How The Funds
                                                 are Managed -- Organization
                                                 and History.

        13.  Investment Objectives and
               Policy.........................   About The Funds --
                                                 Investment Objectives and
                                                 Policies.

        14.  Management of the Fund...........   About The Funds -- How the
                                                 Funds are Managed.

        15.  Control Persons and Principal
               Holders of Securities..........   About The Funds -- How the
                                                 Funds are Managed.

        16.  Investment Advisory and
               Other Services.................   About The Funds -- How the
                                                 Funds are Managed; The
                                                 Manager, the Subadviser and
                                                 Their Affiliates; The
                                                 Distributor; The Transfer
                                                 Agent.

        17.  Brokerage Allocation and
               Other Practices................   About the Funds -- Brokerage
                                                 Policies of the Funds.

        18.  Capital Stock and Other
               Securities.....................   About the Funds -- How the
                                                 Funds are Managed --
                                                 Organization and History.

        19.  Purchase, Redemption and Pricing
               of Securities Being Offered....   About Your Accounts -- How
                                                 to Buy Shares; How to Sell
                                                 Shares; How to Exchange
                                                 Shares.

        20.  Tax Status.......................   About Your Account --
                                                 Dividends, Capital Gains and
                                                 Taxes.

                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------


        21.  Underwriters.....................   About The Funds -- How the
                                                 Funds are Managed -- The
                                                 Manager, the Subadvisers and
                                                 Their Affiliates; About Your
                                                 Account -- How To Buy
                                                 Shares.

        22.  Calculation of Performance
               Data...........................   About The Funds --
                                                 Performance of the Funds;
                                                 About Your Account --
                                                 Dividends, Capital Gains and
                                                 Taxes.

        23.  Financial Statements.............   Financial Information About
                                                 the Funds -- Independent
                                                 Auditors' Report --
                                                 Financial Statements.

OPPENHEIMER

DISCIPLINED VALUE FUND

PROSPECTUS DATED MAY 1, 1996

    Oppenheimer Disciplined Value Fund (the "Fund") is a mutual fund that seeks long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Current income is a secondary consideration. In selecting investments for the Fund, the investment advisor uses a quantitative investment discipline in combination with fundamental securities analysis. The Fund may invest the remainder of its assets in corporate and U.S. Government debt obligations and short-term instruments. The Fund may also use "hedging" instruments to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds.

    If the Fund has no limits on junk, the NASAA guidelines require this legend. If the 10% limit under "normal circumstances is a "restriction," then this is not need on cover.

    This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the May 1, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                        (Oppenheimer funds logo)

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE F.D.I.C. OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   CONTENTS

          A B O U T   T H E   F U N D

          EXPENSES
          BRIEF OVERVIEW OF THE FUND
          FINANCIAL HIGHLIGHTS
          INVESTMENT OBJECTIVE AND POLICIES
          HOW THE FUND IS MANAGED
          PERFORMANCE OF THE FUND


          A B O U T   Y O U R   A C C O U N T

          HOW TO BUY SHARES
          Class A Shares
          Class B Shares
          Class C Shares

          SPECIAL INVESTOR SERVICES
          AccountLink
          Automatic Withdrawal and Exchange Plans
          Reinvestment Privilege
          Retirement Plans

          HOW TO SELL SHARES
          By Mail
          By Telephone

          HOW TO EXCHANGE SHARES

          SHAREHOLDER ACCOUNT RULES AND POLICIES

          DIVIDENDS, CAPITAL GAINS AND TAXES

          APPENDIX A:  DESCRIPTION OF SECURITIES RATINGS

          APPENDIX B:  SPECIAL SALES CHARGE ARRANGEMENTS

A B O U T   T H E   F U N D


EXPENSES

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and the share of a Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 1995.

    / / SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account" starting on page ___ for an explanation of how and when these charges apply.



                           CLASS A           CLASS B           CLASS C
                           SHARES            SHARES            SHARES
-------------------------------------------------------------------------------
Maximum Sales              5.75%             None              None
Charge on
Purchases (as a %
of offering price)
-------------------------------------------------------------------------------
Sales Charge on            None              None              None
Reinvested
Dividends
-------------------------------------------------------------------------------
Deferred Sales             None(1)           5% in the         1% if
Charge (as a %                               first year,       shares are
of the lower                                 declining         redeemed
of the original                              to 1% in the      within 12
purchase price                               sixth year and    months of
or redemption                                eliminated        purchase(2)
proceeds)                                    thereafter(2)
-------------------------------------------------------------------------------
Exchange Fee               None              None              None
-------------------------------------------------------------------------------
Redemption Fee             None(3)           None(3)           None(3)


(1) If you invest $1 million or more ($500,000 or more for purchases by OppenheimerFunds prototype 401(k) plans) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

(2) See "How to Buy Shares -- Buying Class B Shares," and "Buying Class C Shares" below, for more information on the contingent deferred sales charges.

(3) There is a $10 transaction fee for redemption proceeds paid by Federal Funds wire, but not for redemptions paid by check or ACH transfer through AccountLink.

    / / ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):


                                 CLASS A        CLASS B        CLASS C
                                 SHARES         SHARES         SHARES
                                 ------         ------         ------
Management Fees                  0.625 %        0.625 %        0.625 %
12b-1 Plan Fees                  0.25  %        1.00  %        1.00  %
Other Expenses                   0.345 %        0.345 %        0.345 %
                                 -------        -------        -------
Total Fund Operating Expenses    1.22  %        1.97  %        1.97  %


    The numbers for Class A shares in the chart above are based on the Fund's expenses in its last fiscal year. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. Class B shares were not publicly offered before October 1, 1995. Therefore, the Annual Fund Operating Expenses shown are based on expenses for the period from October 1, 1995 until December 31, 1995. Class C shares were not publicly offered during the Fund's last fiscal year. Accordingly, the Annual Fund Operating Expenses for Class C shares are estimates based upon amounts that would have been payable if Class C shares had been outstanding during the year. The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual amount of the Fund's assets represented by each class of shares.

    The "12b-1 Distribution Plan Fees" for Class A shares are the Service Plan Fees (which can be up to a maximum of 0.25% of average annual net assets of that class). For Class B and Class C shares, 12b-1 Plan Fees include the Service Plan Fees (which can be up to a maximum of 0.25%) and an annual asset-based sales charges of 0.75%. These plans are described in greater detail in "How to Buy Shares."

    / / EXAMPLES. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                    1 YEAR    3 YEARS   5 YEARS   10 YEARS*
                    ------    -------   -------   ---------
Class A Shares      $    69   $     94  $    121  $    197
Class B Shares      $    70   $    102  $    126  $    210
Class C Shares      $    30   $     62  $    106  $    230


    If you did not redeem your investment, it would incur the following expenses:

                    1 YEAR    3 YEARS   5 YEARS   10 YEARS*
                    ------    -------   -------   ---------
Class A Shares      $    69   $    94   $    121  $    197
Class B Shares      $    20   $    62   $    106  $    210
Class C Shares      $    20   $    62   $    106  $    230


* The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class C shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares into Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares" for more information.

    THESE EXAMPLES SHOW THE EFFECT OF EXPENSES ON AN INVESTMENT, BUT ARE NOT MEANT TO STATE OR PREDICT ACTUAL OR EXPECTED COSTS OR INVESTMENT RETURNS OF THE FUND, WHICH MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A BRIEF OVERVIEW OF THE FUND

    Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

    / / WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

    / /  WHAT DOES THE FUND INVEST IN?    Under normal market conditions, the
Fund expects to invest primarily in common stocks. The Fund may invest the remainder of its assets in U.S. Government debt and corporate obligations, including bonds rated below investment grade (commonly called "junk bonds") and may invest to a limited degree in foreign securities. The Fund may write covered calls and use certain types of "hedging instruments" and "derivative investments" to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds or to seek total return. These investments are more fully explained in "Investment Objective and Policies" starting on page __.

    / / WHO MANAGES THE FUND? The Fund's investment advisor is OppenheimerFunds, Inc., which (including a subsidiary) advises investment company portfolios having over $40 billion in assets at December 31, 1995. The Fund's Board of Directors, elected by shareholders, oversees the investment advisor and the portfolio manager. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund has a portfolio manager, Peter Antos, who is employed by the Manager. He is primarily responsible for the selection of the Fund's securities, but is assisted by other managers. Please refer to "How the Fund is Managed," starting on page ____ for more information about the Manager and its fees.

    / / HOW RISKY IS THE FUND? All investments carry risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors such as changes in general stock market movements. A change in value of a particular stock may result from an event affecting the issuer. These changes affect the value of the Fund's investments and its share prices for each class of its shares. In the Oppenheimer funds' spectrum, the Fund is considered a growth fund that is considerably more aggressive than equity income or growth and income funds because it invests for long-term growth of capital in common stocks that tend to be more volatile than other investments. While the Manager tries to reduce risks by diversifying investments, by researching securities before they are purchased for a portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" starting on page ___ for a more complete discussion of the Fund's investment risks.

    / / HOW CAN I BUY SHARES? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How To Buy Shares" beginning on page ___ for more details.

    / / WILL I PAY A SALES CHARGE TO BUY SHARES? The Fund has three classes of shares. Each class of shares has the same investment portfolio, but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75% and reduced for larger purchases. Class B and Class C shares are offered without front-end sales charges, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How To Buy Shares" starting on page ___ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

    / / HOW CAN I SELL MY SHARES? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day or through your dealer. Please refer to "How To Sell Shares" on page ___. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page ____.

    / / HOW HAS THE FUND PERFORMED? The Fund measures its performance by quoting an average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the stock market total returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. Please remember that past performance does not guarantee future results.

FINANCIAL HIGHLIGHTS

    The following information for the fiscal year ended December 31, 1995 has been derived from audited financial statements together with the auditors' report for the year ended December 31, 1995 which is included in the Statement of Additional Information. The tables on the following pages present selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. Class B shares were only offered during a portion of the fiscal year ended December 31, 1995, commencing on October 1, 1995. Class C shares were not publicly offered during the periods shown, and consequently, no information on Class C shares is included in the tables on the following pages or in the Fund's financial statements.


FINANCIAL HIGHLIGHTS*                                              CLASS A SHARES
                                                                   YEARS ENDED DECEMBER 31,
                                                                   ---------------------------------------------------------
PER SHARE OPERATING DATA:                                           1995      1994      1993      1992      1991      1990
                                                                    ----      ----      ----      ----      ----      ----
 Net asset value, beginning of period                              $14.20    $15.14    $14.20    $14.40    $11.62    $13.05
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                         .25       .22       .30       .26       .25       .34
 Net realized and unrealized gain (loss) on investments,
   options written and foreign currency transactions                 4.88      (.32)     2.64      1.44      4.00     (1.36)
                                                                   ------    ------    ------    ------    ------    ------
 Total income (loss) from investment operations                      5.13      (.10)     2.94      1.70      4.25     (1.02)
----------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                                (.25)     (.22)     (.30)     (.26)     (.25)     (.34)
 Distributions from net realized gain on investments and
   foreign currency transactions                                    (1.24)     (.62)    (1.70)    (1.64)    (1.22)     (.07)
                                                                   ------    ------    ------    ------    ------    ------

 Total dividends and distributions to shareholders                  (1.49)     (.84)    (2.00)    (1.90)    (1.47)     (.41)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $17.84    $14.20    $15.14    $14.20    $14.40    $11.62
                                                                   ------    ------    ------    ------    ------    ------
                                                                   ------    ------    ------    ------    ------    ------
----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(a)                                36.40%    (0.65)%   20.91%    11.99%    36.91%    (7.98)%
----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in thousands)                        $118,118   $78,390   $64,495   $45,600   $40,716   $35,202
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:
 Net investment income (loss)                                        1.53%     1.50%     1.95%     1.74%     1.74%     2.73%
 Expenses                                                            1.22%     1.02%     1.05%     1.12%     1.19%     1.19%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                            69.69%    98.46%    99.67%   141.69%   148.30%   143.95%
----------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS*                                              CLASS A SHARES
                                                                   YEARS ENDED DECEMBER 31,
                                                                   -------------------------------------
PER SHARE OPERATING DATA:                                           1989      1988      1987      1986
                                                                    ----      ----      ----      ----
 Net asset value, beginning of period                              $11.00   $  9.80    $11.97    $10.94
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                         .51       .20       .22       .24
 Net realized and unrealized gain (loss) on investments,
   options written and foreign currency transactions                 3.30      1.20      (.12)     1.11
                                                                   ------    ------    ------    ------
 Total income (loss) from investment operations                      3.81      1.40       .10      1.35
-------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                                (.51)     (.20)     (.22)     (.24)
 Distributions from net realized gain on investments and
   foreign currency transactions                                    (1.25)     -.-      (2.05)     (.08)
                                                                   ------    ------    ------    ------

 Total dividends and distributions to shareholders                  (1.76)     (.20)    (2.27)     (.32)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $13.05    $11.00     $9.80    $11.97
                                                                   ------    ------    ------    ------
                                                                   ------    ------    ------    ------
-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(a)                                34.86%    14.32%    (0.29)%   12.25%
-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in thousands)                        $137,323   $26,285   $19,638   $19,469
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:
 Net investment income (loss)                                        3.90%     1.95%     1.71%     2.21%
 Expenses                                                            1.18%     1.23%     1.17%     1.31%
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                           169.75%   246.14%   214.32%   163.15%
--------------------------------------------------------------------------------------------------------

------------------------
*    G.R. Phelps & Co. managed the Fund during these periods.
(a)  Annual total returns do not include the effect of sales charges.


FINANCIAL HIGHLIGHTS* (CONT'D.)                                         CLASS B SHARES(c)
                                                                        PERIOD ENDED
                                                                        DECEMBER 31, 1995
                                                                        -----------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                                        $ 17.83
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                    .02
Net realized and unrealized gain (loss) on investments,
  options written and foreign currency transactions                            1.40
                                                                             ------
Total income (loss) from investment operations                                 1.42
-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                           (0.2)

Distributions from net realized gain on investments
  and foreign currency transactions                                           (1.15)
                                                                             ------
Total dividends and distributions to shareholders                             (1.17)
-----------------------------------------------------------------------------------------
Net asset value, end of period                                              $ 18.08
                                                                             ------
                                                                             ------
-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(b)                                            8.04%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                      $ 717
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                                    .21%(a)
Expenses                                                                       1.97%(a)
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                                       69.69%
-----------------------------------------------------------------------------------------

-------------------------
*    G.R. Phelps & Co. managed the Fund during this period.
(a)  Annualized.
(b)  Total returns do not include the effect of sales charges.
(c)  For the period from October 1, 1995 (inception) through December 31, 1995.

INVESTMENT OBJECTIVE AND POLICIES


OBJECTIVE. The Fund seeks long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

INVESTMENT POLICIES AND STRATEGIES. Under normal circumstances, most of the Fund's assets will be invested in stocks. The Manager chooses stock investments for the Fund using quantitative value investment discipline in combination with fundamental securities analysis. A stock may have a low price-earnings ratio (for example, below the price-earnings ratio of the S&P 500 Index) because it is out-of-favor in the market. Stocks with low price-earnings ratios have performed better than the market averages in most years of recent decades. When an out-of-favor company demonstrates better earnings than what most analysts were expecting, this is referred to as a favorable earnings surprise. This may cause market analysts and investors to reevaluate the issuer's earnings expectations and the price-earnings multiple which may cause the company's stock price to outperform the market averages.

    As stocks with low price-earnings ratios and favorable earnings surprises are identified, the Manager uses fundamental securities analysis to select individual stocks for the Fund. When the price-earnings ratio of a stock held by the Fund moves significantly above the multiple of the overall stock market, or the company reports a material earnings disappointment, the Fund will normally sell the stock.

    The Fund may invest the remainder of its assets (up to 10% under normal circumstances) in U.S. Government and corporate debt obligations, including convertible bonds which may be rated as low as B by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P").

    Consistent with the foregoing policies, the Fund may invest to a limited degree in securities of foreign issuers, including issuers in developing countries. Please refer to "Foreign Securities," below.

    / / STOCK INVESTMENT RISKS. Because the Fund invests a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile and stock prices can change substantially. This market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, and changes in government regulations affecting an industry). Not all of these factors can be predicted.

    The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate its investments in any one industry or group of industries. Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. Because changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective, and when you redeem your shares, they may be worth more or less than what you paid for them.

    / / CAN A FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and practices are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is not a fundamental policy. Shareholders of the Fund will be given 30 days' advance written notice of a change to the Fund's investment objective.

    Fundamental policies are those that cannot be changed without the approval of a "majority" of a Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Directors may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

    / / PORTFOLIO TURNOVER. A change in the securities held by the Fund is known as "portfolio turnover." The Fund ordinarily does not engage in short-term trading to try to achieve its objective. For the fiscal year ended December 31, 1995, the Fund's portfolio turnover rate was 69.69%. The "Financial Highlights," above, show the Fund's portfolio turnover rates during past fiscal years.

    Portfolio turnover affects brokerage costs, dealer markups and other transaction costs, and results in the Fund's realization of capital gains or losses for tax purposes. It may also affect the ability of the Fund to qualify as a "regulated investment company" under the Internal Revenue Code and avoid being taxed on amounts distributed as dividends and capital gains to shareholders. The Fund qualified in its fiscal year ended December 31, 1995 and intends to do so in the future, although it reserves the right not to qualify.

    / / DEBT SECURITIES. Under normal circumstances, the Fund may invest some of its assets (normally up to 10%) in debt securities. However, when market conditions for stocks are volatile, the Fund may increase its investments in debt securities for defensive purposes. The values of debt securities may fluctuate because of events affecting the issuer and its ability to pay interest and repay principal (this is referred to as "credit risk"). Additionally, debt securities are affected by changes in interest rates. When prevailing interest rates go up, the market value of already issued debt securities tends to go down. When interest rates go up, the market value of already issued debt securities tends to go up. The magnitude of those fluctuations is generally greater for longer-term securities. While interest rate changes do not affect the income the Fund receives on already-purchased securities, the value of the Fund's shares can be affected. The types of debt securities the Fund invests in are described below.

    / / U.S. GOVERNMENT SECURITIES. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, and mortgage participation certificates guaranteed by the Government National Mortgage Association ("Ginnie Mae") are supported by the full faith and credit of the U.S. Government, which in general terms means that the U.S. Treasury stands behind the obligation to pay principal and interest. Ginnie Mae certificates are one type of mortgage-related U.S. Government Security the Fund may invest in. Other mortgage-related U.S.

Government Securities the Fund invests in that are issued or guaranteed by federal agencies or government-sponsored entities are not supported by the full faith and credit of the U.S. Government. Those securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"), obligations supported only by the credit of the instrumentality, such as the Federal National Mortgage Association ("Fannie Mae") or the Student Loan Marketing Association and obligations supported by the discretionary authority of the U.S. Government to repurchase certain obligations of U.S. Government agencies or instrumentalities such as the Federal Land Banks and the Federal Home Loan Banks.

    The value of U.S. Government Securities will fluctuate until they mature, depending on prevailing interest rates. Because the yields on U.S. Government Securities are generally lower than on corporate debt securities, when the Fund holds U.S. Government Securities it may attempt to increase the income it can earn from them by writing covered call options against them, when market conditions are appropriate. Writing covered calls is explained below, under "Hedging."

    / / SHORT-TERM DEBT SECURITIES. When the Manager believes it is appropriate, the Fund can hold cash or invest without limit in money market instruments. The Fund will invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of domestic or foreign banks and savings loan associations. The Fund will purchase money market instruments denominated in a foreign currency only within the limitations described under "Foreign Securities." The issuers of these foreign money market instruments have at least one billion dollars (U.S.) of assets.

    The Fund may also invest in obligations of foreign branches of U.S. banks (referred to as Eurodollar obligations) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investment in securities of U.S. banks, as described in "Foreign Securities," below.

    / / SPECIAL RISKS OF LOWER-GRADE SECURITIES. The Fund can invest in high-yield, below-investment grade nationally-recognized debt securities (including both rated and unrated securities). These "lower-grade securities are commonly known as "junk bonds." They generally offer higher income potential than investment grade securities. "Lower-grade" securities have a rating below "BBB" by Standard & Poor's or "Baa" by Moody's or similar ratings by other domestic and foreign rating organizations, or they are not rated by a nationally-recognized rating organization, but the Manager judges them to be comparable to lower-rated securities. The Fund will not purchase securities rated below B by Moody's or S&P. The Fund may retain securities whose ratings fall below B after purchase unless and until the Manager determines that disposing of such securities is in the best interests of the Fund. Appendix A to this Prospectus describes the rating categories of Moody's and Standard & Poor's.

    All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics and special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency. For foreign lower-grade debt securities, these risks are in addition to the risks of investing in foreign securities, described below. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

    / / CONVERTIBLE SECURITIES. Convertible securities are bonds, preferred stocks and other securities that pay a fixed rate of interest or dividend and are convertible into the issuer's common stock at the option of the buyer. While the value of these securities depends in part on interest rate changes, their value is also sensitive to the credit quality of the issuer and will change based on the price of the underlying stock. While these securities generally offer less potential for gains than common stock and less income than non-convertible bonds, but their income helps to provide a cushion against the stock price's declines.

    / / FOREIGN SECURITIES. The Fund may purchase equity and debt securities issued or guaranteed by foreign companies. The Fund may purchase securities in any country, developed or underdeveloped. Investments in securities of issuers in underdeveloped countries or countries that have emerging markets generally may offer greater potential for gain but involve more risk and may be considered highly speculative. As a matter of fundamental policy, the Fund may not invest more than 10% of its total assets in foreign securities, except that the Fund may invest up to 25% of its total assets in foreign equity and debt securities that are (i) issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange. Foreign currency will be held by the Fund only in connection with the purchase or sale of foreign securities.

    / / FOREIGN SECURITIES HAVE SPECIAL RISKS. The change in value of a foreign currency against the U.S. dollar will result in a change in the value of the securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

OTHER INVESTMENT TECHNIQUES AND STRATEGIES. The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about the practices, including limitations on their use that may help to reduce some of the risks.

    / / WARRANTS AND RIGHTS. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. The Fund may invest up to 5% of its total assets in warrants or rights. That 5% limitation does not apply to warrants the Fund has acquired as part of units with other securities or that are attached to other securities. No more than 2% of the Fund's total assets may be invested in warrants that are not listed on either The

New York Stock Exchange or The American Stock Exchange. For further details, see "Warrants and Rights" in the Statement of Additional Information.

    / / LOANS OF PORTFOLIO SECURITIES. Subject to its investment policies and restrictions, the Fund may seek to increase its income by lending portfolio securities in transactions other than repurchase agreements. The Fund must receive collateral for a loan. As a matter of fundamental policy, these loans are limited to not more than 33 1/3% of the Fund's total assets (taken at market value) and are subject to other conditions described in the Statement of Additional Information. See "Loans of Portfolio Securities" in the Statement of Additional Information on securities loans.

    / / "WHEN-ISSUED" AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

    / / REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may experience costs in disposing of the collateral and may experience losses if there is any delay in doing so. As a matter of fundamental policy, the Fund will not enter into a repurchase agreement that causes more than 10% of its net assets in illiquid and restricted securities (as described below) which includes repurchase agreements having a maturity beyond seven days.

    / / ILLIQUID AND RESTRICTED SECURITIES. Under the policies established by the Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. As a matter of fundamental policy, the Fund will not invest more than 10% of its total assets in illiquid and restricted securities (including repurchase agreements having a maturity beyond 7 day portfolio securities which do not have readily available market quotations and time deposits maturing in more than 2 days).

    / / HEDGING. The Fund may write covered call options on securities, stock indices and foreign currency and may purchase and sell certain kinds of futures contracts, forward contracts, and options on futures, broadly based stock indices and foreign currencies. These are all referred to as "hedging instruments." The Fund may use hedging instruments for hedging and, in the case of covered calls, non-hedging purposes as well, as described below.

    The Fund may write covered call options and buy and sell futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures and writing covered calls, hedge the Fund's portfolio against price fluctuations.

    Other hedging strategies, such as buying futures, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes, defensive reasons, or to raise cash to distribute to shareholders.

    / /  FUTURES.  The Fund may buy and sell futures contracts that relate to
(1) foreign currencies (these are referred to as "Forward Contracts" and are discussed below), and stock indices (these are referred to as "Stock Index Futures"). These types of Futures are described in "Hedging" in the Statement of Additional Information. The Fund engages in Futures transactions and related options only for bona fide hedging purposes.

    / / COVERED CALL OPTIONS AND OPTIONS ON FUTURES. The Fund may write (that is, sell) call options on securities, indices and foreign currencies for hedging or liquidity purposes and write call options on Futures for hedging and non-hedging purposes, but only if all such calls are "covered." This means the Fund must own the investment on which the call was written or it must own other securities that are acceptable for the escrow arrangements required for calls while the call is outstanding or in the case of calls on futures, segregate appropriate liquid assets. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). After the Fund writes a call, not more than 20% of the value of its total assets may be subject to calls.

    The Fund may sell covered call options that are traded on U.S. or foreign securities or commodity exchanges or which are used by the Options Clearing Corporation. In the case of foreign currency options, they may be quoted by major recognized dealers in those options.

    / / FORWARD CONTRACTS. Forward Contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them for hedging purposes to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency.
 Normally, the Fund will not use "cross hedging," where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated. The Fund will not speculate in foreign exchange.

    / / HEDGING INSTRUMENTS CAN BE VOLATILE INVESTMENTS AND MAY INVOLVE SPECIAL RISKS. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

    Options trading involves the payment of premiums, and options, futures and forward contracts are subject to special tax rules that may affect the amount, timing and character of the Fund's income and distributions. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. The use of Forward

Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks are described in greater detail in the Statement of Additional Information.

    / / DERIVATIVE INVESTMENTS. The Fund can invest in a number of different kinds of "derivative" investments. In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund may not purchase or sell physical commodities; however, the Fund may purchase and sell foreign currency in hedging transactions. This shall not prevent the Fund from selling covered call options or buying or selling futures contracts or from investing in securities or other instruments backed by physical commodities.

    Derivative investments used by the Fund are used in some cases for hedging purposes and in other cases to seek income. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) may be considered "derivative investments."

    There are special risks in investing in derivative investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security might not perform the way the Manager expected it to perform. Markets, underlying securities and indices may move in a direction not anticipated by the Manager. Performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid. Please refer to "Illiquid and Restricted Securities."

OTHER INVESTMENT RESTRICTIONS. The Fund has other investment restrictions which are "fundamental" policies. Among these fundamental policies, the Fund cannot do any of the following:

    / / Borrow amounts in excess of 10 percent of the Fund's total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5 percent of the Fund's total assets.

    / / Invest more than 25% of its assets in securities by issuers in any single industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (e.g., gas, gas transmission, electric or telephone) shall be considered a separate industry. This test shall be applied on a pro forma basis using the market value of all assets immediately prior to making any investment.

    / / Borrow amounts in excess of 10% of its total assets, taken at market value at the time of borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5 percent of its total assets.

    / / Invest more than 5 percent of the Fund's total assets (taken at market value at the time of each investment) in the securities (other than United States Government or Government agency securities) of any one issuer (including repurchase agreements with any one bank or dealer) or more than 15 percent of the Fund's total assets in the obligations of any one bank; and

(b) purchase more than either (i) 10 percent in principal amount of the outstanding debt securities of an issuer, or (ii) 10 percent of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements.

    / / Allow its current obligations under reverse repurchase agreements (together with borrowings) to exceed one-third of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

    All of the percentage restrictions described above and elsewhere in this Prospectus apply only at the time the Fund purchases a security, and the Fund need not dispose of a security merely because the Fund's assets have changed or the security has increased in value relative to the size of the Fund. There are other fundamental policies discussed in the Statement of Additional Information.

HOW THE FUND IS MANAGED

ORGANIZATION AND HISTORY. The Fund is a diversified series of Oppenheimer Series Fund, Inc. (the "Company"). The Company was organized in 1981 as a Maryland corporation and is an open-end management investment company. Organized as a series fund, the Company presently has eight series, including the Fund.

    The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Directors and Officers of the Funds" in the Statement of Additional Information names the Directors and officers of the Fund and provides more information about them. Although the Fund is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

    The Board of Directors has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions, and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable. Please refer to "How the Funds are Managed" in the Statement of Additional Information for further information on voting of shares.

THE MANAGER AND ITS AFFILIATES. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under an Investment Advisory Agreement which states the Manager's responsibilities.
 The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

    The Manager has operated as an investment adviser since 1959. The Manager and its affiliates currently manage investment companies, including other Oppenheimer funds, with assets of more than $40 billion as of December 31, 1995, and with more than 2.8 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

    / / PORTFOLIO MANAGEMENT. The principal Portfolio Manager of the Fund is Peter M. Antos. He is a Vice President of the Fund and the Manager and has been the senior portfolio manager of the Fund's portfolio since 1989. He is also a Chartered Financial Analyst and serves as a portfolio manager of other Oppenheimer funds. Mr. Antos was employed since 1989 by the Fund's prior investment adviser, G.R. Phelps & Co., Inc., as a Vice President and Senior Portfolio Manager, Equities, before joining Oppenheimer Funds. Mr. Michael
C. Strathearn and Mr. Kenneth B. White are also Vice Presidents and portfolio managers of the Fund. Each is also a chartered Financial Analyst, and each was also employed by Connecticut Mutual Life Insurance Company, the parent of G.R. Phelps, as a Portfolio Manager prior to joining Oppenheimer Funds, Inc. on March 1, 1996.

    / / FEES AND EXPENSES. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fee, which declines on additional assets as the Fund grows: 0.625% of the first $300 million of aggregate net assets; 0.500% of the next $100 million; and 0.450% of net assets in excess of $400 million. The Fund's management fee for its last fiscal year was 0.625% of the average annual net assets for Class A and Class B shares (on an annualized basis). There were no Class C shares outstanding during the year.

    The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

    There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Funds" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

    / / THE DISTRIBUTOR. The Fund's shares are sold through dealers and brokers that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

    / / THE TRANSFER AGENT. The Fund's Transfer Agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus or on the back cover.

PERFORMANCE OF THE FUND

EXPLANATION OF PERFORMANCE TERMINOLOGY. The Fund uses the terms "total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). The Fund's performance data may help you see how well your investment has done over time and to compare it to market indices, as we have done below.

    It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

    / / TOTAL RETURNS. There are different types of "total returns" used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

    When total returns are quoted for Class A shares, they include the payment of the current maximum initial sales charge. When total returns are shown for Class B and Class C shares, they include the effect of the contingent deferred sales charge that applies to the period for which total return is shown. When total returns are shown for a one-year period (or less) for Class C shares, they include the effect of the contingent deferred sales charge. Total returns may also be quoted at "net asset value," without including the effect of either the front-end or the appropriate contingent deferred sales charge, as applicable, and those returns would be reduced if sales charges were deducted.

A B O U T   Y O U R   A C C O U N T

HOW TO BUY SHARES

CLASSES OF SHARES. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

    / / CLASS A SHARES. If you buy Class A shares, you pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by OppenheimerFunds prototype 401(k) plans). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for OppenheimerFunds prototype 401(k) plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares," below.

    / / CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge that varies depending on how long you owned your shares, as described in "Buying Class B Shares," below.

    / / CLASS C SHARES. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as discussed in "Buying Class C Shares," below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

    In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, and considered the effect of the asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in your investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns, and the operating expenses borne by each class of shares, and which class of shares you invest in.

    The factors discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

    / / HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses your choice will also depend on how much you invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on the shares of Class B or Class C for which no initial sales charge is paid.

    / / INVESTING FOR THE SHORT TERM. If you have a short term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the

Class B contingent deferred sales charge if you redeem in less than seven years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

    However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater economic impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

    And for most investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B or $1 million or more of Class C shares from a single investor.

    / / INVESTING FOR THE LONGER TERM. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charge available for larger investments in Class A shares under a Fund's Right of Accumulation.

    Of course all of these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and you should analyze your options carefully.

    / / ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Because some features may not be available to Class B or C shareholders, or other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge in non-retirement accounts) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. For example, share certificates are not available for Class B or Class C shares and if you are considering using your shares as collateral for a loan, this may be a factor to consider. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A, such as the Class B and Class C asset-based sales charges described below and in the Statement of Additional Information.

    / / HOW DOES IT AFFECT PAYMENTS TO MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares, may receive different compensation for selling one class than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of

Class A shares: to reimburse the Distributor for commissions it pays to dealers and financial institutions for selling shares.

HOW MUCH MUST YOU INVEST? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:

    With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments for as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

    Under pension and profit-sharing plans and Individual Retirement Accounts
(IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

    There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

    / / HOW ARE SHARES PURCHASED? You can buy shares several ways --through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. WHEN YOU BUY SHARES, BE SURE TO SPECIFY CLASS A, CLASS B OR CLASS C SHARES. IF YOU DO NOT CHOOSE, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

    / / BUYING SHARES THROUGH YOUR DEALER. Your dealer will place your order with the Distributor on your behalf.

    / / BUYING SHARES THROUGH THE DISTRIBUTOR. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

    / / BUYING SHARES THROUGH OPPENHEIMERFUNDS ACCOUNTLINK. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member to transmit funds electronically to PURCHASE SHARES, to have the Transfer Agent SEND REDEMPTION PROCEEDS, or to TRANSMIT DIVIDENDS AND DISTRIBUTIONS.

    Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink," below for more details.

    / / ASSET BUILDER PLANS. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

    / / AT WHAT PRICES ARE SHARES SOLD? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

    If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY REJECT ANY PURCHASE ORDER FOR THE FUND'S SHARES.

SPECIAL SALES CHARGE ARRANGEMENTS FOR CERTAIN PERSONS. Appendix B to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds and Former Connecticut Mutual Funds (as defined in that Appendix).

BUYING CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account.
The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. Different sales charge rates and commissions applied to sales of Class A shares prior to March 18, 1996. The current sales charge rates and commissions paid to dealers and brokers are as follows:


                    FRONT-END SALES       FRONT-END SALES       COMMISSION AS
AMOUNT OF PURCHASE  CHARGE AS PERCENTAGE  CHARGE AS PERCENTAGE  PERCENTAGE OF
OFFERING PRICE      OF OFFERING PRICE     OF AMOUNT INVESTED    OFFERING PRICE
----------------------------------------------------------------------------------
Less than $25,000           5.75%                6.10%                 4.75%
----------------------------------------------------------------------------------
$25,000 or more but
less than $50,000           5.50%                5.82%                 4.75%
----------------------------------------------------------------------------------
$50,000 or more but
less than $100,000          4.75%                4.99%                 4.00%
----------------------------------------------------------------------------------
$100,000 or more but
less than $250,000          3.75%                3.90%                 3.00%
----------------------------------------------------------------------------------
$250,000 or more but
less than $500,000          2.50%                2.56%                 2.00%
----------------------------------------------------------------------------------
$500,000 or more but
less than $1 million        2.00%                2.04%                 1.60%
----------------------------------------------------------------------------------


The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

    / / CLASS A CONTINGENT DEFERRED SALES CHARGE. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

    / / purchases aggregating $1 million or more, or

    / / purchases by an OppenheimerFunds prototype 401(k) plan that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

    The Distributor pays dealers of record commissions on those purchases in an amount equal to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on the amount of those purchases in excess of $1 million ($500,000 for purchases by OppenheimerFunds 401(k) prototype plans) that were not previously subject to a front-end sales charge and dealer commission.

    If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge will be equal to 1.0% either (1) of the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less. The Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

    In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

    No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

    / / SPECIAL ARRANGEMENTS WITH DEALERS. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Dealers whose sales of Class A shares of Oppenheimer funds (other than money market funds) under OppenheimerFunds-sponsored 403(b)(7) custodial plans exceed $5 million per year (calculated per quarter), will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.

REDUCED SALES CHARGES FOR CLASS A SHARE PURCHASES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

    / / RIGHT OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

    Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate for current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

    / / LETTER OF INTENT. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

    / / WAIVERS OF CLASS A SALES CHARGES. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

    WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES FOR CERTAIN PURCHASERS. Class A shares purchased by the following investors are not subject to any Class A sales charges:

    / / the Manager or its affiliates;

    / / present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

    / / registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

    / / dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

    / / employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

     / / dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or advisor for the purchase or sale of shares of the Fund)

    / / dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor to sell shares of defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administrative services.

    / / directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

    / / accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

    / / any unit investment trust that has entered into an appropriate agreement with the Distributor;

    / / a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and C TRAC-2000 program on November 24, 1995; or

    / / qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by March 31, 1996.

    WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES IN CERTAIN TRANSACTIONS. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

    / / shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

    / / shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or one of its affiliates acts as sponsor;

    / / shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

    / / shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; and

    / / shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

    WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

    / / for retirement distributions or loans to participants or beneficiaries from qualified retirement plans, deferred compensation plans or other employee benefit plans, including OppenheimerFunds prototype 401(k) plans (these are all referred to as "Retirement Plans");

    / / to return excess contributions made to Retirement Plans;

    / / to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

    / / involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

    / / if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase); or

    / / for distributions from OppenheimerFunds prototype 401(k) plans for any of the following cases or purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) hardship withdrawals, as defined in the plan; (3) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code;
(4) to meet the minimum distribution requirements of the Internal Revenue Code; (5) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code, or (6) separation from service.

    / / SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Directors authorizes such reimbursements, which it has not done as yet) for its other expenditures under the Plan.

    Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer or its customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

BUYING CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B contingent deferred sales charge is paid to the Distributor to compensate it for providing distribution-related services to the Fund in connection with the sale of Class B shares.

    To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the six-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

    The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


YEARS SINCE BEGINNING OF            CONTINGENT DEFERRED SALES CHARGE
MONTH IN WHICH                      ON REDEMPTIONS IN THAT YEAR
PURCHASE ORDER WAS ACCEPTED         (AS % OF AMOUNT SUBJECT TO CHARGE)
-------------------------------------------------------------------------------
0-1                                                   5.0%
-------------------------------------------------------------------------------
1-2                                                   4.0%
-------------------------------------------------------------------------------
2-3                                                   3.0%
-------------------------------------------------------------------------------
3-4                                                   3.0%
-------------------------------------------------------------------------------
4-5                                                   2.0%
-------------------------------------------------------------------------------
5-6                                                   1.0%
-------------------------------------------------------------------------------
6 and following                                       None


    In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made. Different contingent deferred sales charges applied to redemptions of Class B shares prior to March 18, 1996.

    / / AUTOMATIC CONVERSION OF CLASS B SHARES. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

BUYING CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

    To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

    / / DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its costs in distributing Class B and C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year.

    Under the Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge allows investors to buy Class B or C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

    The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

    The Distributor currently pays sales commissions of 3.75% on the purchase price of Class B shares to dealers from its own resources at the time of sale. The total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B shares. Those payments, retained by the Distributor, are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B shares.

    The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. The total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge during the first year Class C shares are outstanding to recoup the sales commissions it has paid, the advances of service fee payments it has made, and its financing costs and other expenses. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

    The Distributor's actual expenses in selling Class B and C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and C shares. Therefore, those expenses may be carried over and paid in future years. If the Fund terminates its Plan, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

    / / WAIVERS OF CLASS B AND CLASS C SALES CHARGES. The Class B and Class C contingent deferred sales charge will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

    WAIVERS FOR REDEMPTIONS IN CERTAIN CASES. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases, if the Transfer Agent is notified that these conditions apply to the redemption:

    / / distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

    / / redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

    / / returns of excess contributions to Retirement Plans;

    / / distributions from IRAs (including SEP-IRAs and SAR/SEP accounts) before the participant is age 59-1/2, and distributions from 403(b)(7) custodial plans or pension or profit sharing plans before the participant is age 59-1/2 but only after the participant has separated from service, if the distributions are made in substantially equal periodic payments over the life (or life expectancy) of the participant or the joint lives (or joint life and last survivor expectancy) of the participant and the participant's designated beneficiary (and the distributions must comply with other requirements for such distributions under the Internal Revenue Code and may not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request);

    / / shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below; or

    / / distributions from OppenheimerFunds prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

     WAIVERS FOR SHARES SOLD OR ISSUED IN CERTAIN TRANSACTIONS. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

    / / shares sold to the Manager or its affiliates;

    / / shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; and

    / / shares issued in plans of reorganization to which the Fund is a party.

SPECIAL INVESTOR SERVICES

ACCOUNTLINK. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

    AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

    / / USING ACCOUNTLINK TO BUY SHARES. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

    / / PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

    / / PURCHASING SHARES. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

    / / EXCHANGING SHARES. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

    / / SELLING SHARES. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

    / / AUTOMATIC WITHDRAWAL PLANS. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

    / / AUTOMATIC EXCHANGE PLANS. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the same Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

RETIREMENT PLANS. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

    / / INDIVIDUAL RETIREMENT ACCOUNTS including rollover IRAs, for individuals and their spouses

    / / 403(b)(7) CUSTODIAL PLANS for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

    / / SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SARSEP-IRAs

    / / PENSION AND PROFIT-SHARING PLANS for self-employed persons and other employers

    / / 401(k) PROTOTYPE RETIREMENT PLANS for businesses

    Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

HOW TO SELL SHARES

    You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. IF YOU HAVE QUESTIONS ABOUT ANY OF THESE PROCEDURES, AND ESPECIALLY IF YOU ARE REDEEMING SHARES IN A SPECIAL SITUATION, SUCH AS DUE TO THE DEATH OF THE OWNER, OR FROM A RETIREMENT PLAN, PLEASE CALL THE TRANSFER AGENT FIRST, AT 1-800-525-7048, FOR ASSISTANCE.

    / / RETIREMENT ACCOUNTS. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

    / / CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

    / / You wish to redeem more than $50,000 worth of shares and receive a check

    / / The redemption check is not payable to all shareholders listed on the account statement

    / / The redemption check is not sent to the address of record on your account statement

    / / Shares are being transferred to a Fund account with a different owner or name

    / / Shares are redeemed by someone other than the owners (such as an Executor)

    / / WHERE CAN I HAVE MY SIGNATURE GUARANTEED? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. IF YOU ARE SIGNING AS A FIDUCIARY OR ON BEHALF OF A CORPORATION, PARTNERSHIP OR OTHER BUSINESS, OR AS A FIDUCIARY YOU MUST ALSO INCLUDE YOUR TITLE IN THE SIGNATURE.

SELLING SHARES BY MAIL.  Write a "letter of instructions" that includes:

     / / Your name

     / / The Fund's name

     / / Your Fund account number (from your account statement)

     / / The dollar amount or number of shares to be redeemed

     / / Any special payment instructions

     / / Any share certificates for the shares you are selling

     / / The signatures of all registered owners exactly as the account is registered, and

     / / Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

USE THE FOLLOWING ADDRESS FOR REQUESTS BY MAIL:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

SEND COURIER OR EXPRESS MAIL REQUESTS TO:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

SELLING SHARES BY TELEPHONE. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. YOU MAY NOT REDEEM SHARES HELD IN AN OPPENHEIMERFUNDS RETIREMENT PLAN OR UNDER A SHARE CERTIFICATE BY TELEPHONE.

    / / To redeem shares through a service representative, call 1-800-852-8457

    / /  To redeem shares automatically on PhoneLink, call 1-800-533-3310

    Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

    / / TELEPHONE REDEMPTIONS PAID BY CHECK. Up to $50,000 may be redeemed by telephone, in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

    / / TELEPHONE REDEMPTIONS THROUGH ACCOUNTLINK OR WIRE. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

    Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account if the bank is a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

SELLING SHARES THROUGH YOUR DEALER. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

HOW TO EXCHANGE SHARES

    Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

    / / Shares of the fund selected for exchange must be available for sale in your state of residence.

    / / The prospectuses of the Fund and the fund whose shares you want to buy must offer the exchange privilege.

    / / You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.

    / / You must meet the minimum purchase requirements for the fund you purchase by exchange.

    / / BEFORE EXCHANGING INTO A FUND, YOU SHOULD OBTAIN AND READ ITS
PROSPECTUS.

    SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER OPPENHEIMER FUNDS. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

    Exchanges may be requested in writing or by telephone:

    / / WRITTEN EXCHANGE REQUESTS. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

    / / TELEPHONE EXCHANGE REQUESTS. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same names and address. Shares held under certificates may not be exchanged by telephone.

    You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

    There are certain exchange policies you should be aware of:

    / / Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.

    / / Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

    / / The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

    / / For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a taxable gain or a loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

    / / If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

SHAREHOLDER ACCOUNT RULES AND POLICIES

    / / NET ASSET VALUE PER SHARE is determined for each class of shares as of the close of The New York Stock Exchange which is normally 4:00 P.M., but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Directors has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

    / / THE OFFERING OF SHARES may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

    / / TELEPHONE TRANSACTION PRIVILEGES for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

    / / THE TRANSFER AGENT WILL RECORD ANY TELEPHONE CALLS to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

    / / REDEMPTION OR TRANSFER REQUESTS WILL NOT BE HONORED UNTIL THE TRANSFER AGENT RECEIVES ALL REQUIRED DOCUMENTS IN PROPER FORM. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

    / / DEALERS THAT CAN PERFORM ACCOUNT TRANSACTIONS FOR THEIR CLIENTS BY PARTICIPATING IN NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously.

    / / THE REDEMPTION PRICE FOR SHARES WILL VARY from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

    / / PAYMENT FOR REDEEMED SHARES is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. THE TRANSFER AGENT MAY DELAY FORWARDING A CHECK OR PROCESSING A PAYMENT VIA ACCOUNTLINK FOR RECENTLY PURCHASED SHARES, BUT ONLY UNTIL THE PURCHASE PAYMENT HAS CLEARED. THAT DELAY MAY BE AS MUCH AS 10 DAYS FROM THE DATE THE SHARES WERE PURCHASED. THAT DELAY MAY BE AVOIDED IF YOU PURCHASE SHARES BY CERTIFIED CHECK OR ARRANGE WITH YOUR BANK TO PROVIDE TELEPHONE OR WRITTEN ASSURANCE TO THE TRANSFER AGENT THAT YOUR PURCHASE PAYMENT HAS CLEARED.

    / / INVOLUNTARY REDEMPTIONS OF SMALL ACCOUNTS may be made by the Fund if the account has fewer than 100 shares.

    / / UNDER UNUSUAL CIRCUMSTANCES, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

    / / "BACKUP WITHHOLDING" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number and any other certifications required by the Internal Revenue Service ("IRS") when you sign your application, or if you violate IRS regulations on tax reporting of income.

    / / THE FUND DOES NOT CHARGE A REDEMPTION FEE, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

    / / TO AVOID SENDING DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS. The Fund declares and pays dividends separately for Class A, Class B and Class C shares from net investment income semi-annually. Normally, dividends are paid on the last business day every dividend period, but the Board of Directors can change that date. Dividends paid on Class A shares generally are expected to be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher.

CAPITAL GAINS. The Fund may make distributions annually in December out of any net short-term or long-term capital gains. Long-term capital gains will be separately identified in the tax information your Fund sends you after the end of the year. Distributions of short-term capital gains are treated as ordinary income for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

    / / REINVEST ALL DISTRIBUTIONS IN THE FUND. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

    / / REINVEST CAPITAL GAINS ONLY. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

    / / RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

    / / REINVEST YOUR DISTRIBUTIONS IN ANOTHER OPPENHEIMERFUNDS ACCOUNT. You can reinvest all distributions in another Oppenheimer funds account you have established.

TAXES. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. The Fund's distributions from long-term capital gains are taxable to shareholders as long-term capital gains, no matter how long you held your shares. Dividends paid by the Fund from short-term capital gains and net investment income, including certain not realized foreign exchange gains, are taxable as ordinary income. These dividends and distributions are subject to Federal income tax and may be subject to state or local taxes. Your distributions are taxable as described above, whether you reinvest them in additional shares or take them in cash. Corporate shareholders may be entitled to the corporate dividends received deduction for some portion of the Fund's distributions treated as ordinary income, subject to applicable limitations under the Internal Revenue Code. Every year the Fund will send you and the IRS a statement showing the aggregate amount and character of taxable distributions you received for in the previous year.

    / / "BUYING A DIVIDEND". When the Fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

    / / TAXES ON TRANSACTIONS. Share redemptions and repurchases, including redemptions for exchanges, may produce a taxable gain or a loss, which generally will be a capital gain or loss for shareholders who hold shares of the Fund as capital assets. Such a gain or loss is the difference between your tax basis, which is usually the price you paid for the shares, and the proceeds you received when you sold them. Special tax rules may apply to certain redemptions preceded or followed by investments in the Fund or another Oppenheimer fund.

    / / RETURNS OF CAPITAL. In certain cases distributions made by the Fund may be considered a return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A return of capital will reduce your tax basis in shares of the Fund but will not be taxable except to the extent it exceeds such tax basis.

    / / FOREIGN TAXES. The Fund may be subject to foreign withholding taxes or other foreign taxes on income (possibly including capital gains) on certain of its foreign investments, if any. These taxes may be reduced or eliminated pursuant to an income tax treaty in some cases. The Fund does not expect to qualify to pass such foreign taxes and any related tax deductions or credits through to its shareholders.

    The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code. Provided that the Fund so qualifies, it will not be required to pay any federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders in accordance with certain timing requirements.

    This information is only a summary of certain federal tax information about your investment. Tax-exempt or tax-deferred investors, foreign investors, and investors subject to special tax rules (such as certain banks and securities dealers) may have different tax consequences not described above. More tax information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A:  DESCRIPTION OF RATINGS CATEGORIES OF RATING SERVICES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

     Aaa: Bonds rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.
     A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa: Bonds rated "Baa" are considered medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.
     Ba: Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.
     C: Bonds rated "C" can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S BOND RATINGS

     AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
     AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.
     A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.
     BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.
     BB, B, CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
     C, D: Bonds on which no interest is being paid are rated "C." Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

                                      APPENDIX B

            SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND
              WHO WERE SHAREHOLDERS OF THE FORMER QUEST FOR VALUE FUNDS


              The initial and contingent sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

CLASS A SALES CHARGES

              / / REDUCED CLASS A INITIAL SALES CHARGE RATES FOR CERTAIN FORMER QUEST SHAREHOLDERS

              / / PURCHASES BY GROUPS, ASSOCIATIONS AND CERTAIN QUALIFIED RETIREMENT PLANS. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.
                                      B-1

                       FRONT-END SALES     FRONT-END SALES
                       CHARGE AS A         CHARGE AS A          COMMISSION AS
NUMBER OF ELIGIBLE     PERCENTAGE OF       PERCENTAGE OF        PERCENTAGE OF
EMPLOYEES OR MEMBERS   OFFERING PRICE      AMOUNT INVESTED      OFFERING PRICE
------------------------------------------------------------------------------
9 or fewer             2.50%               2.56%                2.00%
------------------------------------------------------------------------------
At least 10 but not
  more than 49         2.00%               2.04%                1.60%

              For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the
Class A contingent deferred sales charge described on pages     to     of
this Prospectus.

              Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

              / /  SPECIAL CLASS A CONTINGENT DEFERRED SALES CHARGE RATES

Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

              / /  WAIVER OF CLASS A SALES CHARGES FOR CERTAIN SHAREHOLDERS

Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

              / / Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

              / / Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
                                      B-2

              / / WAIVER OF CLASS A CONTINGENT DEFERRED SALES CHARGE IN CERTAIN TRANSACTIONS

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

              / / Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

              / / Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

CLASS A, CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVERS

              / / WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED PRIOR TO MARCH 6, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with
(i) distributions to participants or beneficiaries of plans qualified under
Section 401(a) of the Internal Revenue Code or from custodial accounts under
Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan,
(ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

              / / WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED ON OR AFTER MARCH 6, 1995 BUT PRIOR TO NOVEMBER 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995:
(1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
(5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days
                                      B-3
after that redemption, the proceeds are invested in the same Class of shares in the Fund or another Oppenheimer fund.

SPECIAL DEALER ARRANGEMENTS.

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

            SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND
             WHO WERE SHAREHOLDERS OF THE FORMER CONNECTICUT MUTUAL FUNDS

              Certain of the sales charge waivers for Class A and Class B shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Diversified Income Account, CMIA LifeSpan Capital Appreciation Account and CMIA LifeSpan Balanced Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

CLASS A SALES CHARGE WAIVERS

              Additional Class A shares of the Fund may be purchased without a sales charge, provided that the Class A shares of the Fund were acquired prior to March 1, 1996, by:

              (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more; (3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families; (4) NASD registered representatives whose employer consents to such purchases, and by the spouses and immediate family members of such representatives; (5) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the Fund's prior distributor, and its affiliated companies;
(6) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; (7) any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which was beyond the applicable surrender charge period and which was used to fund a qualified plan, who exchanged the variable annuity contract for Class A shares of the Fund; and (8) an institution acting as a fiduciary on behalf of an individual
                                      B-4
or individuals, where such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to a CDSC.


CLASS A AND CLASS B CONTINGENT DEFERRED SALES CHARGE WAIVERS

              The contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of the Fund and exchanges of Class A or Class B shares of the Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 1, 1996 or
(ii) were acquired by exchange from an Oppenheimer Fund that was a Former Connecticut Mutual Fund and the shares of such Former Connecticut Mutual Fund were purchased prior to March 1, 1996:
               (1) by the estate of the deceased shareholder; (2) upon the disability of the shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (Code); (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7) of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to a Systematic Withdrawal Plan but limited to no more than 12% of the original value annually; and (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
                                      B-5

OPPENHEIMER DISCIPLINED VALUE FUND
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

INVESTMENT ADVISOR
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

CUSTODIAN OF PORTFOLIO SECURITIES
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts  02110

INDEPENDENT AUDITORS
Arthur Andersen LLP
One Financial Plaza
Hartford, Connecticut 06103

LEGAL COUNSEL




NO DEALER, BROKER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION, AND IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, OPPENHEIMERFUNDS, INC., OPPENHEIMERFUNDS DISTRIBUTOR, INC. OR ANY AFFILIATE THEREOF. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.

____________________  *PRINTED ON RECYCLED PAPER

                     CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

              Oppenheimer LifeSpan Growth Fund, Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Income Fund.


               Cross-Reference Sheet Showing Location in Prospectus and
            Statement of Additional Information of Information Required by
                           Items of the Registration Form


                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------

        1.   Cover Page.......................   Cover Page.

        2.   Synopsis.........................   About The Funds -- A Brief
                                                 Overview of the Fund.


        3.   Condensed Financial
               Information....................   About The Funds -- Financial
                                                 Highlights.


        4.   General Description of
               Registrant.....................   Cover Page; About The Funds
                                                 -- How The Fund Is Managed -
                                                 - Organization and History.


        5.   Management of the Fund...........   About The Funds -- How the
                                                 Funds are Managed.


        6.   Capital Stock and Other
               Securities.....................   About The Funds --
                                                 Investment Objective and
                                                 Policies.


        7.   Purchase of Securities
               Being Offered..................   About Your Account -- How to
                                                 Buy Shares; Special Sales
                                                 Charge Arrangements for
                                                 Certain Persons; Buying
                                                 Class A Shares; Buying
                                                 Class B Shares; Buying
                                                 Class C Shares.

                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------


        8.   Redemption or Repurchase.........   About Your Account -- How to
                                                 Buy Shares; Special Investor
                                                 Services; How to Sell
                                                 Shares; How to Exchange
                                                 Shares; Shareholder Account
                                                 Rules and Policies.

        9.   Pending Legal Proceedings........   Not Applicable.

        10.  Cover Page.......................   Cover Page.

        11.  Table of Contents................   Cover Page.

        12.  General Information and
               History........................   Cover Page; How The Funds
                                                 are Managed -- Organization
                                                 and History.


        13.  Investment Objectives and
               Policy.........................   About The Funds --
                                                 Investment Objectives and
                                                 Policies.


        14.  Management of the Fund...........   About The Funds -- How the
                                                 Funds are Managed.


        15.  Control Persons and Principal
               Holders of Securities..........   About The Funds -- How the
                                                 Funds are Managed.


        16.  Investment Advisory and
               Other Services.................   About The Funds -- How the
                                                 Funds are Managed; The
                                                 Manager, the Subadviser and
                                                 Their Affiliates; The
                                                 Distributor; The Transfer
                                                 Agent.


        17.  Brokerage Allocation and
               Other Practices................   About the Funds -- Brokerage
                                                 Policies of the Funds.


        18.  Capital Stock and Other
               Securities.....................   About the Funds -- How the
                                                 Funds are Managed --
                                                 Organization and History.

                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------


        19.  Purchase, Redemption and Pricing
               of Securities Being Offered....   About Your Accounts -- How
                                                 to Buy Shares; How to Sell
                                                 Shares; How to Exchange
                                                 Shares.


        20.  Tax Status.......................   About Your Account --
                                                 Dividends, Capital Gains and
                                                 Taxes.


        21.  Underwriters.....................   About The Funds -- How the
                                                 Funds are Managed -- The
                                                 Manager, the Subadvisers and
                                                 Their Affiliates; About Your
                                                 Account -- How To Buy
                                                 Shares.


        22.  Calculation of Performance
               Data...........................   About The Funds --
                                                 Performance of the Funds;
                                                 About Your Account --
                                                 Dividends, Capital Gains and
                                                 Taxes.


        23.  Financial Statements.............   Financial Information About
                                                 the Funds -- Independent
                                                 Auditors' Report --
                                                 Financial Statements.

OPPENHEIMER

LIFESPAN GROWTH FUND
LIFESPAN BALANCED FUND
LIFESPAN INCOME FUND

PROSPECTUS DATED MAY 1, 1996


Oppenheimer Series Fund, Inc. (the "Company") is an open-end investment company consisting of eight separate mutual funds, three of which are offered in this prospectus (individually, a "Fund" and collectively, the "Funds"):

OPPENHEIMER LIFESPAN GROWTH FUND ("Growth Fund") seeks long-term capital appreciation. Growth Fund invests in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration.

OPPENHEIMER LIFESPAN BALANCED FUND ("Balanced Fund") seeks a blend of capital appreciation and income. Balanced Fund invests in a strategically allocated portfolio of stocks and bonds with a slightly stronger emphasis on stocks.

OPPENHEIMER LIFESPAN INCOME FUND ("Income Fund") seeks high current income, with opportunities for capital appreciation. Income Fund invests in a strategically allocated portfolio consisting primarily of bond instruments.

    Please refer to "Investment Policies and Strategies" for more information about the types of securities the Funds invest in and the risks of investing in the Funds.

    This Prospectus explains concisely what you should know before investing in the Funds. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about each Fund in the May 1, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Funds' Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                                 (Oppenheimer funds logo)

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE F.D.I.C. OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS
                   A B O U T   T H E   F U N D S

                   EXPENSES
                   BRIEF OVERVIEW OF THE FUNDS
                   FINANCIAL HIGHLIGHTS
                   INVESTMENT OBJECTIVES AND POLICIES
                   HOW THE FUNDS ARE MANAGED
                   PERFORMANCE OF THE FUNDS


                   A B O U T   Y O U R   A C C O U N T

                   HOW TO BUY SHARES
                   Class A Shares
                   Class B Shares
                   Class C Shares

                   SPECIAL INVESTOR SERVICES
                   AccountLink
                   Automatic Withdrawal and Exchange Plans
                   Reinvestment Privilege
                   Retirement Plans

                   HOW TO SELL SHARES
                   By Mail
                   By Telephone

                   HOW TO EXCHANGE SHARES

                   SHAREHOLDER ACCOUNT RULES AND POLICIES

                   DIVIDENDS, CAPITAL GAINS AND TAXES

                   APPENDIX A:  DESCRIPTION OF SECURITIES RATINGS

                   APPENDIX B:  SPECIAL SALES CHARGE ARRANGEMENTS

A B O U T   T H E   F U N D S


EXPENSES

Each Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in a Fund and the share of a Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Funds' expenses during its last fiscal period ended December 31, 1995.

    / / SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of a Fund. Please refer to "About Your Account" starting on page ___ for an explanation of how and when these charges apply.


                                CLASS A       CLASS B           CLASS C
                                SHARES        SHARES            SHARES
----------------------------------------------------------------------------
Maximum Sales                   5.75%         None              None
Charge on
Purchases (as a %
of offering price)
----------------------------------------------------------------------------
Sales Charge on                 None          None              None
Reinvested
Dividends
----------------------------------------------------------------------------
Deferred Sales                  None(1)       5% in the         1% if
Charge (as a %                                first year,       shares are
of the lower                                  declining         redeemed
of the original                               to 1% in the      within 12
purchase price                                sixth year and    months of
or redemption                                 eliminated        purchase(2)
proceeds)                                     thereafter(2)
----------------------------------------------------------------------------
Exchange Fee                    None          None              None
----------------------------------------------------------------------------
Redemption Fee                  None(3)       None(3)           None(3)

(1) If you invest $1 million or more ($500,000 or more for purchases by OppenheimerFunds prototype 401(k) plans) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

(2) See "How to Buy Shares -- Buying Class B Shares," and "Buying Class C Shares" below, for more information on the contingent deferred sales charges.

(3) There is a $10 transaction fee for redemption proceeds paid by Federal Funds wire, but not for redemptions paid by check or ACH transfer through AccountLink.

    / / ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and represent the Fund's expenses in operating its business. For example, a Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Funds are Managed," below. A Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in a Fund's Financial Statements in the Statement of Additional Information.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):

                                         CLASS A     CLASS B    CLASS C
                                         SHARES      SHARES     SHARES
-------------------------------------------------------------------------
Management Fees
           Growth Fund                   0.85%       0.85%      0.85%
           Balanced Fund                 0.85%       0.85%      0.85%
           Income Fund                   0.75%       0.75%      0.75%
-------------------------------------------------------------------------
12b-1 Plan Fees
           Growth Fund                   0.25%       1.00%      1.00%
           Balanced Fund                 0.25%       1.00%      1.00%
           Income Fund                   0.25%       1.00%      1.00%
-------------------------------------------------------------------------
Other Expenses
           Growth Fund                   0.45%       0.45%      0.45%
           Balanced Fund                 0.45%       0.45%      0.45%
           Income Fund                   0.50%       0.50%      0.50%
-------------------------------------------------------------------------
Total Fund Operating Expenses
           Growth Fund                   1.55%       2.30%      2.30%
           Balanced Fund                 1.55%       2.30%      2.30%
           Income Fund                   1.50%       2.25%      2.25%

    The numbers for the Class A and Class B shares in the chart above are based on the Fund's expenses for its last fiscal period ended December 31, 1995. These amounts are shown as a percentage of the average net assets of each class of each Fund's shares for that year. Class A and Class B shares were not publicly offered before May 1, 1995 and October 1, 1995, respectively. Therefore, the Annual Fund Operating Expenses shown are based on expenses for the period from May 1, 1995 or October 1, 1995 (Inception for Class A or Class B shares, respectively) until December 31, 1995. Class C shares were not publicly offered during the fiscal period ended December 31, 1995. Accordingly, the Annual Fund Operating Expenses for Class C shares are estimates based upon amounts that would have been payable if Class C shares had been outstanding during the period from May 1, 1995 to December 31, 1995.
 The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual amount of a Fund's assets represented by each class of shares.

    The "12b-1 Distribution Plan Fees" for Class A shares are the Service Plan Fees (which can be up to a maximum of 0.25% of average annual net assets of that class). For Class B and Class C shares, 12b-1 Plan Fees include the Service Plan Fees (which can be up to a maximum of 0.25%) and an annual asset-based sales charges of 0.75%. These plans are described in greater detail in "How to Buy Shares."

    / / EXAMPLES. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of each Fund, and each Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1 and 3 years:

                                             1 YEAR     3 YEARS
----------------------------------------------------------------------
Class A Shares
           Growth Fund                        $72       $104
           Balanced Fund                      $72       $104
           Income Fund                        $72       $102
----------------------------------------------------------------------
Class B Shares
           Growth Fund                        $73       $112
           Balanced Fund                      $73       $112
           Income Fund                        $73       $110
----------------------------------------------------------------------
Class C Shares
           Growth Fund                        $34       $72
           Balanced Fund                      $34       $72
           Income Fund                        $33       $70

  If you did not redeem your investment, it would incur the following expenses:

Class A Shares
           Growth Fund                        $72       $104
           Balanced Fund                      $72       $104
           Income Fund                        $72       $102
----------------------------------------------------------------------
Class B Shares
           Growth Fund                        $23       $72
           Balanced Fund                      $23       $72
           Income Fund                        $23       $70
----------------------------------------------------------------------
Class C Shares
           Growth Fund                        $23       $72
           Balanced Fund                      $23       $72
           Income Fund                        $23       $70

    Because of the effect of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class C shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares into Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares" for more information.

    THESE EXAMPLES SHOW THE EFFECT OF EXPENSES ON AN INVESTMENT, BUT ARE NOT MEANT TO STATE OR PREDICT ACTUAL OR EXPECTED COSTS OR INVESTMENT RETURNS OF THE FUNDS, WHICH MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A BRIEF OVERVIEW OF THE FUNDS

    Some of the important facts about each Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in a Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

    / /  WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

    Each Fund has its own investment objective:

    GROWTH FUND seeks long-term capital appreciation. Current income is not a primary consideration.

    BALANCED FUND seeks a blend of capital appreciation and income.

    INCOME FUND seeks high current income, with opportunities for capital appreciation.

     / /  WHAT DO THE FUNDS INVEST IN?

     Each Fund is an asset allocation fund and seeks to achieve its investment objective by allocating its assets among two broad classes of investments -- stocks and bonds. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income instruments. The Manager will diversify each Fund's stock class by allocating the Fund's stock portfolio among four STOCK COMPONENTS: international stocks, value/growth stocks, growth and income stocks and small-capitalized growth stocks (small cap). Each stock component is also permitted to invest a portion of its assets in bonds when increased flexibility in portfolio management is required to enhance appreciation or income. The Manager will diversify a Fund's bond class by allocating a Fund's bond portfolio among three BOND COMPONENTS: government and corporate bonds, high yield/high risk bonds (also called "junk bonds") and short-term bonds. There is no requirement that the Manager allocate a Fund's assets among all stock or bond components at all times. These stock and bond components have been selected because the Manager believes that this additional level of asset diversification will provide each Fund with the potential for higher returns with lower overall volatility. Each Fund's normal allocation is shown in the
chart on page     below.  The Funds' investments are more fully explained in
"Investment Objectives and Policies," starting on page __.

    / / WHO MANAGES THE FUNDS? The Funds' investment advisor is OppenheimerFunds, Inc., which (including a subsidiary) advises investment company portfolios having over $40 billion in assets at December 31, 1995. The Funds' Board of Directors, elected by shareholders, oversees the investment advisor and the portfolio manager. The Manager is paid an advisory fee by each Fund, based on its net assets. The Manager has engaged three Sub-Advisers --Babson-Stewart Ivory International ("Babson-Stewart"), BEA Associates ("BEA") and Pilgrim Baxter & Assoc. Ltd. ("Pilgrim") -- to manage the assets in the international stocks component, the small cap stocks component and the high yield/high risk bonds component of each Fund, respectively. The Manager will manage the remaining components using its own investment management personnel. Please refer to "How the Funds are Managed," starting on page ____ for more information about the Manager, the Sub-Advisers and their fees.

    / /  HOW RISKY ARE THE FUNDS?  All investments carry risks to some
degree.       Allocating assets among different types of investments allows each Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values fluctuate in response to the activities of individual companies and general market economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. A Fund's investments in foreign securities are subject to additional risks associated with investing abroad, such as the effect of currency rate changes on stock values. Non-investment grade securities may have speculative characteristics and be subject to a greater risk of default than investment grade securities. These changes affect the value of a Fund's investments and its share prices for each class of its shares. In the OppenheimerFunds spectrum, Growth Fund, a stock fund, is generally more volatile than Balanced Fund, an income and growth fund, which in turn is generally more volatile than Income Fund, a [moderately risky] income fund. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for a portfolio and in some cases by using hedging techniques, there is no guarantee of success in achieving a Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objectives and Policies" starting on page ___ for a more complete discussion of each Fund's investment risks.

    / / HOW CAN I BUY SHARES? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How To Buy Shares" beginning on page ___ for more details.

    / / WILL I PAY A SALES CHARGE TO BUY SHARES? Each Fund has three classes of shares. Each class of shares has the same investment portfolio, but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75% and reduced for larger purchases. Class B and Class C shares are offered without front-end sales charges, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How To Buy Shares" starting on page ___ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

    / / HOW CAN I SELL MY SHARES? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day or through your dealer. Please refer to "How To Sell Shares" on page ___. Each Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page ____.

    / / HOW HAVE THE FUNDS PERFORMED? Each Fund measures its performance by quoting average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the total returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. Please remember that past performance does not guarantee future results.

FINANCIAL HIGHLIGHTS

    The following information for the fiscal year ended December 31, 1995 has been derived from audited financial statements together with the auditors' report for the year ended December 31, 1995 which is included in the Statement of Additional Information. The tables on the following pages present selected financial information about the Funds, including per share data and expense ratios and other data based on each Fund's respective average net assets. Class C shares were not publicly offered during the period shown, and consequently, no information on Class C shares is included in the tables on the following pages or in the Funds' financial statements.


FINANCIAL HIGHLIGHTS                                CLASS A(c)
                                                    -------------------------------------
                                                    PERIOD
                                                    ENDED
                                                    DECEMBER 31, 1995*
                                                    -------------------------------------
                                                    CAPITAL                 DIVERSIFIED
                                                    APPRECIATION  BALANCED  INCOME
                                                    FUND          FUND      FUND
                                                    ----          ----      ----
PER SHARE OPERATING DATA:

Net asset value, beginning of period                   $10.00     $10.00     $10.00
-----------------------------------------------------------------------------------------
Income (loss from investment operations                   --         --         --
Net investment income (loss)                              .16        .24        .37
Net realized and unrealized gain (loss on
  investments and foreign currency transactions          1.63       1.29        .73
                                                         ----       ----        ---
Total income (loss) from investment operations           1.79       1.53       1.10
-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.17)      (.25)      (.36)
Distributions from net realized gain on investments
  and foreign currency transactions                      (.23)      (.23)      (.04)
                                                         -----      -----      -----
Total dividends and distributions to shareholders        (.40)      (.48)      (.40)
-----------------------------------------------------------------------------------------
Net asset value, end of period                         $11.39     $11.05     $10.70
                                                       ------     ------     ------
                                                       ------     ------     ------
-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(b)                     18.02%     15.33%     11.22%
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $34,368    $41,861    $24,619
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                             2.32%(a)   3.47%(a)   5.35%(a)
Expenses                                                 1.55%(a)   1.55%(a)   1.50%(a)
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                 71.77%(a)  76.26%(a)  45.78%(a)
-----------------------------------------------------------------------------------------

*      G.R. Phelps & Co. managed the Funds during this period.
(a)    Annualized
(b)    Total returns do not include the effect of sales charges.
(c)    For the period from May 1, 1995 (Inception) to December 31, 1995


FINANCIAL HIGHLIGHTS                                CLASS B(c)
                                                    -------------------------------------
                                                    PERIOD
                                                    ENDED
                                                    DECEMBER 31, 1995*
                                                    -------------------------------------
                                                    CAPITAL                 DIVERSIFIED
                                                    APPRECIATION  BALANCED  INCOME
                                                    FUND          FUND      FUND
                                                    ----          ----      ----
PER SHARE OPERATING DATA:

Net asset value, beginning of period                   $11.14     $10.95     $10.45
-----------------------------------------------------------------------------------------
Income (loss from investment operations                   --         --        --
Net investment income (loss)                              .03        .05       .12
Net realized and unrealized gain (loss on
  investments and foreign currency transactions           .56        .45       .32
                                                         ----       ----        ---
Total income (loss) from investment operations            .59        .50       .44
-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.03)      (.06)     (.11)
Distributions from net realized gain on investments
  and foreign currency transactions                      (.23)      (.23)     (.04)
                                                         -----      -----      -----
Total dividends and distributions to shareholders        (.26)      (.29)     (.15)
-----------------------------------------------------------------------------------------
Net asset value, end of period                         $11.47     $11.16    $10.74
                                                       ------     ------     ------
                                                       ------     ------     ------
-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(b)                      5.34%      4.49%     4.30%
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $561       $441      $192
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                             1.70%(a)   3.01%(a)  5.23%(a)
Expenses                                                 2.30%(a)   2.30%(a)  2.25%(a)
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                 71.77%(a)  76.26%(a)  45.78%(a)
-----------------------------------------------------------------------------------------


*      G.R. Phelps & Co. managed the Funds during this period.
(a)    Annualized
(b)    Total returns do not include the effect of sales charges.
(c)    For the period from October 1, 1995 (Inception) to December 31, 1995

INVESTMENT OBJECTIVES AND POLICIES


OBJECTIVES.  Each Fund has its own investment objective:

    GROWTH FUND seeks long-term capital appreciation. Current income is not a primary consideration.

    BALANCED FUND seeks a blend of capital appreciation and income.

    INCOME FUND seeks high current income, with opportunities for capital appreciation.

INVESTMENT POLICIES AND STRATEGIES. Each Fund is an asset allocation fund and seeks to achieve its investment objective by allocating its assets among two broad classes of investments -- stocks and bonds. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income instruments. Allocating assets among different types of investments allows each Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values fluctuate in response to the activities of individual companies and general market economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer.

    The Manager has the ability to allocate a Fund's assets within specified ranges. A Fund's NORMAL ALLOCATION indicates the benchmark for its combination of investments in each asset class over time. As market and economic conditions change, however, the Manager may adjust the asset mix between the stock and bond classes within a normal asset allocation range as long as the relative risk and return characteristics of the three Funds remain distinct and each Fund's investment objective is preserved. The Manager will review normal allocations between the stock and bond classes quarterly and will rebalance, if necessary, at that time. Additional adjustments may be made if an asset allocation shift of 5% or more is warranted.

    The Manager will diversify each Fund's stock class by allocating the Fund's stock portfolio among four STOCK COMPONENTS: international stocks, value/growth stocks, growth and income stocks and small-capitalized growth stocks (small cap). Each stock component is also permitted to invest a portion of its assets in bonds when the Manager or relevant Sub-Adviser determines that increased flexibility in portfolio management is required to enhance appreciation or income. The Manager will diversify a Fund's bond class by allocating a Fund's bond portfolio among three BOND COMPONENTS: government and corporate bonds, high yield/high risk bonds (also called "junk bonds") and short-term bonds. There is no requirement that the Manager allocate a Fund's assets among all stock or bond components at all times. These stock and bond components have been selected because the Manager believes that this additional level of asset diversification will provide each Fund with the potential for higher returns with lower overall volatility. Each Fund's normal allocation is shown in the chart below.

------------------------------------------------------------------------------------------------
                                   Growth Fund           Balanced Fund           Income Fund
                               -------------------    -------------------    -------------------
                                 Normal                 Normal                 Normal
Asset Class                    Allocation    Range    Allocation    Range    Allocation    Range
-----------                    ----------    -----    ----------    -----    ----------    -----
STOCKS                            80%        70-90%      60%        50-70%      25%        15-35%
  COMPONENT
    International                 20%        15-25%      15%         5-20%       0%            0%
    Value/Growth                  20%        15-30%      15%        10-25%       0%            0%
    Growth/Income                 20%        15-30%      15%        10-25%      25%        15-35%
    Small Cap                     20%        15-25%      15%         5-20%       0%            0%

BONDS                             20%        10-30%      40%        30-50%      75%        65-85%
  COMPONENT
    Government/Corporate          10%         5-15%      15%        10-25%      35%        30-34%
    High Yield/High Risk
      Bonds                       10%         5-15%      15%         5-20%      15%         5-20%
    Short Term Bonds               0%            0%      10%         5-20%      25%        15-30%


    All percentage limitations are applied at the time of purchase. The Manager may rebalance the asset allocations quarterly to realign them in response to market conditions. Once the Manager has determined the weighting of the general asset classes and the components of each Fund, the Manager or the relevant Sub-Adviser will then select the individual securities to be included in each component. Each Sub-Adviser will manage the portion of a Fund's assets in the particular component assigned to it by the Manager. As of the date of this Prospectus, the Manager has assigned the management of the components as follows:

      Sub-Adviser                         Component of Investments
      -----------                  --------------------------------------
      Babson-Stewart               International Stocks
      Pilgrim                      Small Cap Stocks
      BEA                          High Yield/High Risk Bonds

The Manager will manage the remaining components using its own investment management personnel. See "How the Fund is Managed -- The Manager, the Sub-Advisers and Their Affiliates and -- Portfolio Managers" for additional information.

    / / THE STOCK COMPONENT. Each Fund will invest those assets which are allocated to the stock class among four components each of which invests principally in equity securities but which differ with respect to capitalization, country and investment style as described below:

    / / INTERNATIONAL COMPONENT. This component seeks long-term growth of capital primarily through a diversified portfolio of marketable international equity securities. The international component intends to allocate investments among several countries (usually between 8-12), primarily those included in the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index and Canada. In addition, the component may invest up to 25% of its assets in stocks and bonds of companies based in emerging countries. Stocks are purchased on the basis of fundamental and valuation criteria. Global themes, identifying attractive economic sectors and industries; country analysis, assessing opportunities through quantitative and qualitative analysis; and unique situations, are used to identify companies with exceptional growth opportunities. Issues are sold because of changing fundamentals, overvaluation, performance issues, or better relative opportunities. The component may also, consistent with the provisions of the Investment Company Act, invest in the securities of closed-end investment companies that invest in foreign securities. A portion of the international component's investments may be held in corporate bonds and government securities of foreign issuers and cash and short-term instruments.

    / / VALUE/GROWTH COMPONENT. This component seeks to achieve long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better than anticipated earnings. Realization of current income is not a primary consideration. Stocks with low price-earnings ratios and favorable earnings surprises are identified by the Manager who uses fundamental securities analysis to select individual stocks for purchase in this component. When the price earnings ratio of a stock held by the value/growth component moves significantly above the multiple of the overall stock market, or the company reports a meaningful earnings disappointment, the stock becomes a candidate for sale. Up to 15% of the component's assets may be invested in international stocks, whose issuers generally have a substantial portion of their business in the United States, and in ADRs. A portion of the component's assets may be held in cash and in short-term investments.

    / / GROWTH/INCOME COMPONENT. This component seeks to enhance each Fund's total return through capital appreciation and dividend income by investing primarily in common stocks with low price-earnings ratios, better-than-anticipated earnings and better than market average dividend yields. Stocks with low price-earnings ratios (below the price-earnings ratio of the S&P 500 Index), favorable earnings surprises and above-average yields are identified by the Manager who uses fundamental securities analysis to select individual stocks for purchase in this component. When the price-earnings ratio of a stock held by the component moves significantly above the multiple of the overall stock market, or the company reports a meaningful earnings disappointment, or when the yield drops significantly below the market yield, stocks in this component will normally be sold. Up to 15% of the component's assets may be invested in international stocks, whose issuers generally have a substantial portion of their business in the United States, and in ADRs. A portion of the component's investments may be held in investment grade or below investment grade convertible securities, corporate bonds and U.S. Government securities, cash and short-term instruments.

    / / SMALL CAP COMPONENT. This component seeks long-term growth of capital by investing primarily in stocks of companies with relatively small market capitalizations, typically between $250 million to $1.5 billion. Current income is a secondary consideration. When selecting individual securities for the component's portfolio, the Sub-Adviser seeks companies which have an outlook for strong growth in earnings and the potential for significant capital appreciation, particularly in industry segments that are experiencing rapid growth. Securities will be sold when the Sub-Adviser believes that anticipated appreciation is no longer probable and that alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. Historical results tend to confirm the benefits of investing in companies with small capitalizations. Capitalization is the aggregate value of a company's stock, or its price per share times the number of shares outstanding. A portion of the component's investments may also be held in cash and short-term instruments.

    / / THE BOND COMPONENTS. Each Fund will invest those assets which are allocated to the bond class among three components, each of which invests in an array of fixed-income securities as described below:

    / / GOVERNMENT/CORPORATE COMPONENT. This component seeks current income and the potential for capital appreciation by investment primarily in fixed-income debt securities, including investment grade corporate debt obligations of foreign and U.S. issuers and securities issued by the U.S. Government and its agencies and instrumentalities and by foreign governments.

Although the component may invest in securities with maturities across the entire slope of the yield curve, including long bonds (10+ years), intermediate notes (3 to 10 years) and short term notes (1 to 3 years), the Manager expects to maintain characteristics of an intermediate average maturity and duration. In assessing maturity, the Manager may take into account prepayment features. The Manager's investment strategy includes the purchase of bonds that are underpriced relative to other debt securities having similar risk profiles. The Manager evaluates a broad array of factors, including maturity, creditworthiness, cash flow certainty and interest rate volatility, and examines yield relationships in relation to trends in the economy, the financial and commodity markets and interest rates. The component may also invest a portion of its assets in cash and short-term instruments.

    / / HIGH YIELD/HIGH RISK BOND COMPONENT. This component seeks to earn as high a level of current income as is consistent with the risks associated with high yield investments. The component's assets are invested primarily in bonds that are rated BB or lower by S&P or Ba or lower by Moody's Investor Service, Inc. ("Moody's") or, if not rated, that are deemed by the Sub-Adviser to be of comparable quality. This component may invest in bonds that are in default. Bonds in default are not making interest or principal payments on the date due. The Sub-Adviser employs an active sector rotational style utilizing all sectors of the high yield market, with an emphasis on diversification to control risk. The Sub-Adviser typically favors higher quality companies in the non-investment grade market, senior debt over junior debt, and secured over unsecured credits. The Sub-Adviser will screen individual securities for such characteristics as minimum yield and issue size, issue liquidity and financial and operational strength. In-depth credit research will then be conducted to arrive at a core group of securities within the high yield universe from which the component will be constructed. Continuous credit monitoring and adherence to sell disciplines associated with both price appreciation and depreciation will be utilized to achieve the overall yield and price objectives of the component. The component may also invest a portion of its assets in cash and short-term instruments.

    / / SHORT-TERM BOND COMPONENT. This component seeks to obtain a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in debt obligations of foreign and U.S. issuers and securities issued by the U.S. Government and its agencies and instrumentalities and by foreign governments. This component will invest primarily in fixed-income securities generally maturing within five years of date of purchase, or with prepayment or similar features which, in the view of the Manager, give the instrument an average life of five years. It is anticipated that the average dollar weighted maturity of the component will generally range between two and three years. The Manager's investment management process incorporates analysis of an issuer's debt service capability, financial flexibility and liquidity, as well as the fundamental trends and the outlook for an issuer and its industry. Credit risk management is also an important factor, particularly in the Manager's internal fixed-income analysis. The Manager conducts intensive credit research, and carefully selects individual issues and broadly diversifies portfolio holdings by industry sector and issuer. The Manager believes that determination of an issuer's attractiveness relative to alternative issues and/or valuations within the marketplace are important considerations in its investment decision-making. The component may also invest a portion of its assets in cash and money market securities.

    / / CAN A FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? Each Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, a Fund uses certain investment techniques and strategies in carrying out those investment policies. A Fund's investment policies and practices are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." A Fund's investment objective is not a fundamental policy. Fund shareholders will be given 30 days' advance written notice of a change to a Fund's investment objective.

    Fundamental policies are those that cannot be changed without the approval of a "majority" of a Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). A Fund's Board of Directors may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

    / / INVESTMENT RISKS. Because changes in securities market prices can occur at any time, there is no assurance that the Funds will achieve their investment objectives, and when you redeem your shares, they may be worth more or less than what you paid for them.

    / / STOCK INVESTMENT RISKS. Each Fund may invest in common stocks, preferred stocks, convertible securities, warrants and other equity securities of domestic or foreign companies of any size. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect a Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted. Each Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of a Fund's assets in any one company.

    Because of the types of securities the Growth Fund and Balanced Fund invest in and the investment techniques these Funds use, these Funds are designed for investors who are investing for the longer-term and who are willing to accept greater risks of loss of their investment in hope of achieving capital appreciation. These Funds are not intended for investors seeking assured income and preservation of capital. Investing for capital appreciation entails the risk of loss of all or part of your investment.

    / / RISKS OF DEBT SECURITIES. In addition to credit risks, described below, debt securities are subject to changes in their value due to changes in prevailing interest rates. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of securities held by a Fund mean that the Fund's share prices can go up or down when interest rates change, because of the effect of the change on the value of the Fund's portfolio of debt securities. Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. Generally, higher-yielding, lower-rated bonds (which a Fund may hold) are subject to greater credit risk than higher-rated bonds. See "Other Investment Techniques and Strategies -- Investing in Lower-Grade Securities."

    / / FOREIGN SECURITIES HAVE SPECIAL RISKS. There are special risks in investing in foreign securities and in securities issued by companies and governments located in emerging market countries. Because each Fund may purchase securities denominated in foreign currencies or traded primarily in foreign markets, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of those foreign securities. Foreign issuers are not required to use generally-accepted accounting principles that apply to U.S. issuers. If foreign securities are not registered for sale in the U.S. under U.S. securities laws, the issuer does not have to comply with the disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by other factors, including exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors.

    In addition, it is generally more difficult to obtain court judgements outside the U.S. if a Fund were to sue a foreign issuer or broker. Additional costs may be incurred because foreign brokerage commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad. More information about the risks and potential rewards of investing in foreign securities, particularly those of emerging countries, is contained in "Other Investment Techniques and Strategies -- Investing in Emerging Markets" and in the Statement of Additional Information.

    / / PORTFOLIO TURNOVER. A change in the securities held by a Fund is known as "portfolio turnover." The Funds ordinarily do not engage in short-term trading to try to achieve their objectives. Growth Fund's and Income Fund's portfolio turnover rate is not expected to exceed 75%. The portfolio turnover rates of the fixed income portion and the equity portion of the Balanced Fund are expected to be 70% and 85%, respectively. The "Financial Highlights," above, show the Funds' portfolio turnover rates during past fiscal years.

    Portfolio turnover affects brokerage costs, dealer markups and other transaction costs, and results in a Fund's realization of capital gains or losses for tax purposes. It may also affect the ability of a Fund to qualify as a "regulated investment company" under the Internal Revenue Code and avoid being taxed on amounts distributed as dividends and capital gains to shareholders. Each Fund qualified as such in its fiscal period ended December 31, 1995 and intends to do so in the future, although it reserves the right not to qualify.

OTHER INVESTMENT TECHNIQUES AND STRATEGIES. The Funds may also use the investment techniques and strategies described below, which involve certain risks. The Statement of Additional Information contains more detailed information about these practices, including limitations on their use that may help to reduce some of the risks.

    / / INVESTING IN LOWER-RATED SECURITIES. Each Fund can invest in high-yield, below grade debt securities (including both rated and unrated securities). These "lower-grade" securities are commonly known as "junk bonds." They generally offer higher income potential than investment grade securities. "Lower-grade" securities have a rating below "BBB" by Standard & Poor's or "Baa" by Moody's or similar ratings by other domestic or foreign rating organizations, or they are not rated by a nationally-recognized rating organization but the Manager or Sub-Adviser judges them to be comparable to lower-rated securities. A Fund may invest in securities rated as low as "D" by Standard & Poor's or "C" by Moody's. Appendix A to this Prospectus describes the rating categories of Moody's and Standard & Poor's.

    All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics and special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency. For foreign lower-grade debt securities, these risks are in addition to the risks of investing in foreign securities, described in "Investment Risks," above. These risks mean that a Fund may not achieve the expected income from lower-grade securities, and that a Fund's net asset value per share may be affected by declines in value of these securities.

    / / INVESTING IN EMERGING MARKET COUNTRIES. Babson-Stewart, as the Sub-Adviser to the international component, may invest a portion of a Fund's assets in companies located in emerging countries. The Sub-Adviser considers emerging countries to include any country that is defined as an emerging or developing economy by the International Bank for Reconstruction and Development, the International Finance Committee, The United Nations or its authorities, or the MSCI Emerging Markets Index. Investments in emerging market countries may involve risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and by companies located in those countries may be subject to extended settlement periods, whereby a Fund might not receive principal and/or income on a timely basis and its net asset values could be affected. Emerging market countries may have smaller, less well-developed markets and exchanges; there may be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates may be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there may be significant balance of payment deficits; and their economies and markets may respond in a more volatile manner to economic changes than those of developed countries.

    / / U.S. GOVERNMENT SECURITIES. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, and mortgage participation certificates guaranteed by the Government National Mortgage Association ("Ginnie Mae") are supported by the full faith and credit of the U.S. Government, which in general terms means that the U.S. Treasury stands behind the obligation to pay principal and interest. Ginnie Mae certificates are one type of mortgage-related U.S. Government Security a Fund may invest in. Other mortgage-related U.S. Government Securities the Funds invest in that are issued or guaranteed by federal agencies or government-sponsored entities are not supported by the full faith and credit of the U.S. Government. Those securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Mortgage Corporation ("Freddie Mac"), obligations supported only by the credit of the instrumentality, such as Federal National Mortgage Association ("Fannie Mae") or the Student Loan Marketing Association and obligations supported by the discretionary authority of the U.S. Government to repurchase certain obligations of U.S. Government agencies or instrumentalities such as the Federal Land Banks and the Federal Home Loan Banks. Other U.S. Government Securities a Fund may invest in are collateralized mortgage obligations ("CMOs").

    The value of U.S. Government Securities will fluctuate until they mature depending on prevailing interest rates. Because the yields on U.S. Government Securities are generally lower than on corporate debt securities, when a Fund holds U.S. Government Securities it may attempt to increase the income it can earn from them by writing covered call options against them, when market conditions are appropriate. Writing covered calls is explained below, under "Hedging."

    / / SHORT-TERM DEBT SECURITIES. The Fund will invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of banks and savings loan associations.

    / / MORTGAGE-BACKED SECURITIES, CMOS AND REMICS. Certain mortgage-backed securities, whether issued by the U.S. Government or by private issuers, "pass-through" to investors the interest and principal payments generated by a pool of mortgages assembled for sale by government agencies. Pass-through mortgage-backed securities entail the risk that principal may be repaid at any time because of prepayments on the underlying mortgages. That may result in greater price and yield volatility than traditional fixed-income securities that have a fixed maturity and interest rate.

    Each Fund may also invest in CMOs, which generally are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities, and in real estate mortgage investment conduits ("REMICs"). Payment of the interest and principal generated by the pool of mortgages on CMOs and REMICs are passed through to the holders as the payments are received. CMOs and REMICs are issued with a variety of classes or series which have different maturities. Certain CMOs and REMICs may be more volatile and less liquid than other types of mortgage-related securities, because of the possibility of the prepayment of principal due to prepayments on the underlying mortgage loans. The Funds do not intend to acquire "residual" interests in REMICs.

    Each Fund may also invest in CMOs and REMICs that are "stripped." That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "P/O") and the other which receives some or all of the interest (and is known as an "I/O"). P/Os and I/Os are generally referred to as "derivative investments," discussed further below.

    The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, a Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, a Fund might receive back less than its investment.

    The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

    Private-issuer stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, most private-issuer stripped securities may be deemed "illiquid." If a Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment policy limiting investments in illiquid securities to 15% of the Fund's net assets.

    / / ASSET-BACKED SECURITIES. A Fund may invest in "asset-backed" securities. These represent interests in pools of consumer loans and other trade receivables, similar to mortgage-backed securities. They are issued by trusts and "special purpose corporations." They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as one of the Funds. These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's value. These securities present special risks. For example, in the case of credit card receivables, the issuer of the security may have no security interest in the related collateral.

    / / INVERSE FLOATING RATE INSTRUMENTS. The Funds may invest in inverse floating rate debt instruments ("inverse floaters"), including leveraged inverse floaters and inverse floating rate mortgage-backed securities, such as inverse floating rate "interest only" stripped Mortgage-backed securities.
 The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

    / / ADRS, EDRS AND GDRS. Each Fund may invest in ADRs, EDRs and GDRs. ADRs are receipts issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign corporations. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. To the extent a Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond in a timely manner to corporate actions such as stock splits or rights offerings involving the foreign issuer. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. A Fund may also invest in EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

    / / EURODOLLARS AND YANKEE DOLLARS. The Funds may also invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investment in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

    / / WARRANTS AND RIGHTS. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. A Fund may invest up to 5% of its total assets in warrants or rights. That 5% limitation does not apply to warrants a Fund has acquired as part of units with other securities or that are attached to other securities. No more than 2% of a Fund's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange. For further details, see "Warrants and Rights" in the Statement of Additional Information.

    / / SMALL, UNSEASONED COMPANIES. Each Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Securities of these companies may have limited liquidity (which means that a Fund may have difficulty selling them at an acceptable price when it wants
to) and the price of these securities may be volatile. See "Investing in Small, Unseasoned Companies" in the Statement of Additional Information for a further discussion of the risks involved in such investments.

    / / LOANS OF PORTFOLIO SECURITIES. To attempt to increase its income or raise cash for liquidity purposes, each Fund may lend its portfolio securities, other than repurchase transactions, to brokers, dealers and other financial institutions. A Fund must receive collateral for a loan. As a matter of fundamental policy, these loans are limited to not more than 33 1/3% of the Fund's total assets (taken at market value) and are subject to other conditions described in the Statement of Additional Information. See "Loans of Portfolio Securities" in the Statement of Additional Information on securities loans.

    / / "WHEN-ISSUED" AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to a Fund if the value of the security declines prior to the settlement date.

    / / REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, a Fund may experience costs in disposing of the collateral and may experience losses if there is any delay in doing so.

    / / ILLIQUID AND RESTRICTED SECURITIES. Under the policies established by the Funds' Board of Directors, the Manager determines the liquidity of certain of the Funds' investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. A Fund will not invest more than 15% of its total assets in illiquid and restricted securities (including repurchase agreements having a maturity beyond 7 days, portfolio securities which do not have readily available market quotations and time deposits maturing in more than 2 days).

    / / HEDGING. Each Fund may write covered call options or securities, stock or bond indices and foreign currency and may purchase and sell certain kinds of futures contracts, forward contracts, and options on futures, broadly-based stock or bond indices and foreign currency, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." A Fund may use hedging instruments for non-hedging purposes as described below.

    A Fund may write covered call options and buy and sell futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures and writing covered calls, hedge a Fund's portfolio against price fluctuations.

    Other hedging strategies, such as buying futures, tend to increase a Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on a Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities a Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to a Fund for liquidity purposes, defensive reasons, or to raise cash to distribute to shareholders.

    / / FUTURES. A Fund may buy and sell futures contracts for hedging and non-hedging purposes that relate to (1) foreign currencies (these are referred to as "Forward Contracts" and are discussed below), (2) financial indices, such as U.S. or foreign government securities indices, corporate debt securities indices or equity securities indices (these are referred to as Financial Futures), and (3) interest rates (these are referred to as Interest Rate Futures). These types of Futures are described in "Hedging" in the Statement of Additional Information.

    / / COVERED CALL OPTIONS AND OPTIONS ON FUTURES. A Fund may write (that is, sell) call options on securities, indices and foreign currencies for hedging purposes and write call options on Futures for hedging and non-hedging purposes but only if they are "covered." This means a Fund must own the security subject to the call while the call is outstanding or segregate appropriate liquid assets. Calls on Futures must be covered by securities or other liquid assets a Fund owns and segregates to enable it to satisfy its obligations if the call is exercised. When a Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from a Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment).

    A Fund may purchase put options on Futures. Buying a put on an investment gives a Fund the right to sell the investment at a set price to a seller of a put on that investment. A Fund may sell a put on Futures, but only if the puts are covered by segregated liquid assets.

    A Fund may sell covered call options that are traded on U.S. or foreign securities or commodity exchanges or are traded in the over-the-counter markets. In the case of foreign currency options, they may be quoted by major recognized dealers in those options. Options traded in the over-the-counter market may be "illiquid," and therefore may be subject to a Fund's restrictions on illiquid investments.

    / / FORWARD CONTRACTS. Forward Contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. A Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. A Fund may also use "cross hedging," where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated. No Fund will speculate in foreign exchange.

    / / INTEREST RATE SWAPS. A Fund may enter into interest rate swaps both for hedging and to seek to increase total return. In an interest rate swap, a Fund and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate interest payments for fixed rate payments. A Fund enters into swaps only on a net basis, which means the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. A Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

    / / HEDGING INSTRUMENTS CAN BE VOLATILE INVESTMENTS AND MAY INVOLVE SPECIAL RISKS. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager or a Sub-Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

    Options trading involves the payment of premiums, and options, futures and forward contracts are subject to special tax rules that may affect the amount, timing and character of a Fund's income and distributions. There are also special risks in particular hedging strategies. For example, if a covered call written by a Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing puts, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Interest rate swaps are subject to the risk that the other party will fail to meet its obligations (or that the underlying issuer will fail to pay on time), as well as interest rate risks. A Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information.

    / / DERIVATIVE INVESTMENTS. The Fund can invest in a number of different kinds of "derivative" investments. In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. A Fund may not purchase or sell physical commodities; however, a Fund may purchase and sell foreign currency in hedging transactions. This shall not prevent a Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

    Derivative investments used by a Fund are used in some cases for hedging purposes and in other cases to seek income. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) may be considered "derivative investments."

    "Index-linked" or commodity-linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. A Fund may invest in "debt exchangeable for common stock" of an issuer or "equity-linked" debt securities of an issuer. At maturity, the principal amount of the debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the expected principal amount of the debt.

    There are special risks in investing in derivative investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security might not perform the way the Manager or relevant Sub-Adviser expected it to perform. Markets, underlying securities and indices may move in a direction not anticipated by the Manager or relevant Sub-Adviser. Performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that a Fund will realize less principal or income from the investment than expected. Certain derivative investments held by a Fund may be illiquid. Please refer to "Illiquid and Restricted Securities."

OTHER INVESTMENT RESTRICTIONS. The Funds have other investment restrictions which are "fundamental" policies. Among these fundamental policies, a Fund cannot do any of the following:

    / / Borrow money, except for emergency or extraordinary purposes including (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Investment Company Act. For purposes of this investment restriction, reverse repurchase agreements, mortgage dollar rolls, short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

    / / Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and
(3) purchase all or a portion of an issue of publicly distributed bonds, debentures or other similar obligations.

    / / Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

    / / With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

    (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

    (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

    All of the percentage restrictions described above and elsewhere in this Prospectus apply only at the time a Fund purchases a security, and a Fund need not dispose of a security merely because the Fund's assets have changed or the security has increased in value relative to the size of the Fund. There are other fundamental policies discussed in the Statement of Additional Information.

HOW THE FUNDS ARE MANAGED

ORGANIZATION AND HISTORY. The Company was organized in 1981 as a Maryland corporation. The Company is an open-end management investment company. Organized as a series fund, the Company presently has eight series, each of which is diversified.

    The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee each Fund's activities, review its performance, and review the actions of the Manager. "Directors and Officers of the Fund" in the Statement of Additional Information names the Directors and officers of the Funds and provides more information about them.
 Although the Funds are not required by law to hold annual meetings, they may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Company's Articles of Incorporation.

    The Board of Directors has the power, without shareholder approval, to divide unissued shares of the Company into two or more classes. The Board has done so, and each Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions, and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable. Please refer to "How the Funds are Managed" in the Statement of Additional Information for further information on voting of shares.

THE MANAGER, THE SUB-ADVISERS AND THEIR AFFILIATES. The Funds are managed by the Manager, OppenheimerFunds, Inc., which supervises each Fund's investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under separate Investment Advisory Agreements for each Fund which state the Manager's responsibilities and its fees. The Agreements set forth the fees paid by a Fund to the Manager, and describes the expenses that a Fund is responsible to pay to conduct its business.

    The Manager has operated as an investment adviser since 1959. The Manager and its affiliates currently manage investment companies, including other Oppenheimer funds, with assets of more than $40 billion as of December 31, 1995, and with more than a 2.8 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

    The Manager has engaged three Sub-Advisers to provide day-to-day portfolio management for certain components of the Funds. Babson-Stewart, One Memorial Drive, Cambridge, MA 02142, the Sub-Adviser to the international component, was originally established in 1987. As of September 30, 1995, Babson-Stewart had approximately $917 million in assets under management. BEA Associates, Citicorp Center, 153 East 53rd Street, 57th Floor, New York, NY 10022, the Sub-Adviser to the high yield/high risk bond component, has been providing fixed-income and equity management services to institutional clients since 1984. As of June 30, 1995, BEA Associates, together with its global affiliate, had $28.9 billion in assets under management. Pilgrim Baxter, 1255 Drummers Lane, Wayne, PA 19087, the Sub-Adviser to the small cap component, was established in 1982 to provide specialized equity management for institutional investors including other investment companies. As of May 31, 1995, Pilgrim Baxter had over $4 billion in assets under management. Each Sub-Adviser is responsible for choosing the investments of its respective component for each Fund and its duties and responsibilities are set forth in its respective contract with the Manager. The Manager, not the Funds, pay the Sub-Advisers.

    / / PORTFOLIO MANAGERS. The Manager supervises each Fund's investment program through the Asset Allocation Committee, which consists of four members who meet quarterly to evaluate, among other things, the asset allocation between each Fund's classes and components. The Portfolio Managers of each component are listed below.

----------------------------------------------------------------------------------------------------------------------
COMPONENT              PORTFOLIO MANAGER                BUSINESS EXPERIENCE (LAST 5 YEARS)
------------------     -----------------------------    --------------------------------------------------------------
International
  (Babson-Stewart)

Value/Growth           Peter M. Antos, C.F.A.           Vice President and Senior Portfolio Manager, Equities
  (the Manager)                                         -- G.R. Phelps & Co. ("G.R. Phelps") (1989-Present)

                       Michael C. Strathearn, C.F.A.    Portfolio Manager, Equities -- Connecticut Mutual Life
                                                        Insurance Company ("CML") (1988-Present)

                       Kenneth B. White, C.F.A.         Portfolio Manager, Equities -- CML (1982-Present);
                                                        Senior Investment Officer; Equities -- CML (1987-1992)
Growth/Income          Michael C. Strathearn, C.F.A.    Portfolio Manager, Equities -- CML (1988-Present)
  (the Manager)
                       Peter M. Antos, C.F.A.           Vice President and Senior Portfolio Manager, Equities -- G.R.
                                                        Phelps (1989-Present)

                       Stephen F. Libera, C.F.A.        Vice President and Senior Portfolio Manager, Fixed Income --
                                                        G.R. Phelps (1985-Present)


Small Cap              Gary L. Pilgrim                  Director, Member of Executive Committee, President and
 (Pilgrim Baxter)                                       Chief Investment Officer, Pilgrim Baxter (1985-Present)

                       John F. Force                    Portfolio Manager/Analyst, Pilgrim Baxter (since 1993); and
                                                        Vice President/Portfolio Manager, Fiduciary Management
                                                        Associates (1989-1993)

                       James M. Smith                   Portfolio Manager/Analyst, Pilgrim Baxter (since 1993); Senior
                                                        Vice President/Portfolio Manager, Selected Financial Services
                                                        (1992-1993); and Vice President, Sears Investment Management
                                                        Company (prior to 1992)

                       Michael D. Jones                 Portfolio Manager/Analyst, Pilgrim Baxter (since 1995); Vice
                                                        President/Portfolio Manager, Bank of New York (1990-1995)

Government             David Rosenberg                  Portfolio Manager, Oppenheimer Funds, Inc. (1994-Present);
 Securities/                                            Senior Portfolio Manager, Delaware Investment Advisers
 Corporate Bonds                                        (1986-1994)
 (the Manager)

High Yield Bonds       Richard J. Lindquist             Managing Director and High Yield Portfolio Manager, BEA
 (BEA Associates)                                       Associates (1995); CS First Boston (1989-1995)

Short-Term Bond        David Rosenberg                  Portfolio Manager, Oppenheimer Funds, Inc. (1994-Present);
 (the Manager)                                          Senior Portfolio Manager, Delaware Investment Advisers
                                                        (1986-1994)


    / / FEES AND EXPENSES. Under separate Investment Advisory Agreements with each Fund, Growth Fund, Balanced Fund and Income Fund pay the Manager an annual fee equal to 0.85%, 0.85% and 0.75%, respectively, of the respective Fund's average daily net asset value up to $250 million and 0.75%, 0.75% and 0.65%, respectively, on such assets over $250 million. While higher than advisory fees paid by most mutual funds, these fees are comparable to those paid by mutual funds with similar objectives and investment strategies.

    Under its Investment Subadvisory Agreement with Babson-Stewart, the Manager pays Babson-Stewart a monthly fee which declines as the average daily net assets of that portion of Growth Fund and Balanced Fund allocated to Babson-Stewart grow: 0.75% of the first $10 million of average daily net assets allocated to Babson-Stewart, 0.625% of the next $15 million, 0.50% of the next $25 million and 0.375% of such assets in excess of $50 million. The portion of the net assets of all Funds allocated to Babson-Stewart will not be aggregated in applying these breakpoints.

    Under its Investment Subadvisory Agreement with BEA, the Manager pays BEA a quarterly fee which declines as the combined average daily net assets of each Fund allocated to BEA grow: 0.45% of the first $25 million of combined average daily net assets allocated to BEA, 0.40% of the next $25 million, 0.35% of the next $50 million and 0.25% of the such assets in excess of $100 million. Under its Investment Subadvisory Agreement with Pilgrim, the Manager pays Pilgrim a monthly fee equal to 0.60% of the combined average daily net assets of the Funds allocated to Pilgrim. For purposes of calculating the fee payable to BEA and Pilgrim, the net asset values of that portion of the assets of each Fund subadvised by BEA and Pilgrim are aggregated with that portion of the net asset value of the assets of Panorama Series Fund I, Inc. managed by BEA and Pilgrim, respectively.

    Each Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of a Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreements and the other expenses paid by the Funds is contained in the Statement of Additional Information.

    There is also information about the Funds' brokerage policies and practices in "Brokerage Policies of the Funds" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Funds' portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreements to consider whether brokers have sold shares of the Funds or any other funds for which the Manager serves as investment adviser.

    / / THE DISTRIBUTOR. A Fund's shares are sold through dealers and brokers that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as each Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

    / / THE TRANSFER AGENT. Each Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for each Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts, to the Transfer Agent at the address and toll-free number shown below in this Prospectus or on the back cover.

PERFORMANCE OF THE FUNDS

EXPLANATION OF PERFORMANCE TERMINOLOGY. Each Fund uses the terms "total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in a Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). A Fund's performance data may help you see how well your investment has done over time and to compare it to market indices, as we have done below.

    It is important to understand that a Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare a Fund's performance. A Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

    / / TOTAL RETURNS. There are different types of "total returns" used to measure a Fund's performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show a Fund's actual year-by-year performance.

    When total returns are quoted for Class A shares, they include the payment of the current maximum initial sales charge. When total returns are shown for Class B and Class C shares, they include the effect of the contingent deferred sales charge that applies to the period for which total return is shown. When total returns are shown for a one-year period (or less) for Class C shares, they include the effect of the contingent deferred sales charge. Total returns may also be quoted at "net asset value," without including the effect of either the front-end or the appropriate contingent deferred sales charge, as applicable, and those returns would be reduced if sales charges were deducted.

A B O U T   Y O U R   A C C O U N T

HOW TO BUY SHARES

CLASSES OF SHARES. Each Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

    / / CLASS A SHARES. If you buy Class A shares, you pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by OppenheimerFunds prototype 401(k) plans). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for OppenheimerFunds prototype 401(k) plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge.
The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares," below.

    / / CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge that varies depending on how long you owned your shares, as described in "Buying Class B Shares," below.

    / / CLASS C SHARES. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as discussed in "Buying Class C Shares," below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. A Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

    In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in a Fund. We used the sales charge rates that apply to each class, and considered the effect of the asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a

10% rate of appreciation in your investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on a Fund's actual investment returns, and the operating expenses borne by each class of shares, and which class of shares you invest in.

    The factors discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

    / / HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses your choice will also depend on how much you invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time or higher class-based expenses on the shares of Class B or Class C for which no initial sales charge is paid.

    / / INVESTING FOR THE SHORT TERM. If you have a short term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than seven years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

    However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater economic impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

    And for most investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B or $1 million or more of Class C shares from a single investor.

    / / INVESTING FOR THE LONGER TERM. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charge available for larger investments in Class A shares under a Fund's Right of Accumulation.

    Of course all of these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and you should analyze your options carefully.

    / / ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Because some features may not be available to Class B or C shareholders, or other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge in non-retirement accounts) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. For example, share certificates are not available for Class B or Class C shares and if you are considering using your shares as collateral for a loan, this may be a factor to consider. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A, such as the Class B and Class C asset-based sales charges described below and in the Statement of Additional Information.

    / / HOW DOES IT AFFECT PAYMENTS TO MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares, may receive different compensation for selling one class than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charges are the same as the purpose of the front-end sales charge on sales of Class A shares: to reimburse the Distributor for commissions it pays to dealers and financial institutions for selling shares.

HOW MUCH MUST YOU INVEST? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:

    With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments for as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

    Under pension and profit-sharing plans and Individual Retirement Accounts
(IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

    There is no minimum investment requirement if you are buying shares by reinvesting dividends from a Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

    / / HOW ARE SHARES PURCHASED? You can buy shares several ways --through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. WHEN YOU BUY SHARES, BE SURE TO SPECIFY CLASS A, CLASS B OR CLASS C SHARES. IF YOU DO NOT CHOOSE, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

    / / BUYING SHARES THROUGH YOUR DEALER. Your dealer will place your order with the Distributor on your behalf.

    / / BUYING SHARES THROUGH THE DISTRIBUTOR. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

    / / BUYING SHARES THROUGH OPPENHEIMERFUNDS ACCOUNTLINK. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member to transmit funds electronically to PURCHASE SHARES, to have the Transfer Agent SEND REDEMPTION PROCEEDS, or to TRANSMIT DIVIDENDS AND DISTRIBUTIONS.

    Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink," below for more details.

    / / ASSET BUILDER PLANS. You may purchase shares of a Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

    / / AT WHAT PRICES ARE SHARES SOLD? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

    If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY REJECT ANY PURCHASE ORDER FOR FUND SHARES.

SPECIAL SALES CHARGE ARRANGEMENTS FOR CERTAIN PERSONS. Appendix B to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of Fund shares (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds and Former Connecticut Mutual Funds (as defined in that Appendix).

BUYING CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, a Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. Different sales charge rates and commissions applied to sales of Class A shares prior to March 18, 1996. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                       FRONT-END SALES         FRONT-END SALES         COMMISSION AS
AMOUNT OF PURCHASE     CHARGE AS PERCENTAGE    CHARGE AS PERCENTAGE    PERCENTAGE OF
OFFERING PRICE         OF OFFERING PRICE       OF AMOUNT INVESTED      OFFERING PRICE
------------------------------------------------------------------------------------------
Less than $25,000            5.75%                   6.10%                 4.75%
------------------------------------------------------------------------------------------
$25,000 or more but
less than $50,000            5.50%                   5.82%                 4.75%
------------------------------------------------------------------------------------------
$50,000 or more but
less than $100,000           4.75%                   4.99%                 4.00%
------------------------------------------------------------------------------------------
$100,000 or more but
less than $250,000           3.75%                   3.90%                 3.00%
------------------------------------------------------------------------------------------
$250,000 or more but
less than $500,000           2.50%                   2.56%                 2.00%
------------------------------------------------------------------------------------------
$500,000 or more but
less than $1 million         2.00%                   2.04%                 1.60%
------------------------------------------------------------------------------------------


The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

    / / CLASS A CONTINGENT DEFERRED SALES CHARGE. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

    / / purchases aggregating $1 million or more, or

    / / purchases by an OppenheimerFunds prototype 401(k) plan that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

    The Distributor pays dealers of record commissions on those purchases in an amount equal to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on the amount of those purchases in excess of $1 million ($500,000 for purchases by OppenheimerFunds 401(k) prototype plans) that were not previously subject to a front-end sales charge and dealer commission.

    If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge will be equal to 1.0% either (1) of the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less. The Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

    In determining whether a contingent deferred sales charge is payable, a Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

    No Class A contingent deferred sales charge is charged on exchanges of shares under a Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

    / / SPECIAL ARRANGEMENTS WITH DEALERS. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Dealers whose sales of Class A shares of Oppenheimer funds (other than money market funds) under OppenheimerFunds-sponsored 403(b)(7) custodial plans exceed $5 million per year (calculated per quarter), will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.

REDUCED SALES CHARGES FOR CLASS A SHARE PURCHASES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

    / / RIGHT OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

    Additionally, you can add together current purchases of Class A and Class B shares of a Fund and other Oppenheimer funds to reduce the sales charge rate for current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

    / / LETTER OF INTENT. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of a Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

    / / WAIVERS OF CLASS A SALES CHARGES. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

    WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES FOR CERTAIN PURCHASERS. Class A shares purchased by the following investors are not subject to any Class A sales charges:

    / / the Manager or its affiliates;

    / / present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of a Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

    / / registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

    / / dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

    / / employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

    / / dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of a Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or advisor for the purchase or sale of Fund shares)

    / / dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor to sell shares of defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administrative services.

    / / directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

    / / accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

    / / any unit investment trust that has entered into an appropriate agreement with the Distributor;

    / / a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and C TRAC-2000 program on November 24, 1995; or

    / / qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by March 31, 1996.

    WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES IN CERTAIN TRANSACTIONS. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

    / / shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party;

    / / shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or one of its affiliates acts as sponsor;

    / / shares purchased by the reinvestment of dividends or other distributions reinvested from a Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

    / / shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your Fund shares, and the Distributor may require evidence of your qualification for this waiver; and

    / / shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

    WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

    / / for retirement distributions or loans to participants or beneficiaries from qualified retirement plans, deferred compensation plans or other employee benefit plans, including OppenheimerFunds prototype 401(k) plans (these are all referred to as "Retirement Plans");

    / /  to return excess contributions made to Retirement Plans;

    / / to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

    / / involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

    / / if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase); or

    / / for distributions from OppenheimerFunds prototype 401(k) plans for any of the following cases or purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) hardship withdrawals, as defined in the plan; (3) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code;
(4) to meet the minimum distribution requirements of the Internal Revenue Code; (5) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code, or (6) separation from service.

    / / SERVICE PLAN FOR CLASS A SHARES. Each Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of each Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if a Fund's Board of Directors authorizes such reimbursements, which no Fund Board has done as yet) for its other expenditures under the Plan.

    Services to be provided include, among others, answering customer inquiries about a Fund, assisting in establishing and maintaining accounts in a Fund, making a Fund's investment plans available and providing other services at the request of a Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer or its customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

BUYING CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B contingent deferred sales charge is paid to the Distributor to compensate it for providing distribution-related services to a Fund in connection with the sale of Class B shares.

    To determine whether the contingent deferred sales charge applies to a redemption, a Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the six-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

    The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


YEARS SINCE BEGINNING OF                CONTINGENT DEFERRED SALES CHARGE
MONTH IN WHICH                          ON REDEMPTIONS IN THAT YEAR
PURCHASE ORDER WAS ACCEPTED             (AS % OF AMOUNT SUBJECT TO CHARGE)
---------------------------------------------------------------------------
0-1                                                   5.0%
---------------------------------------------------------------------------
1-2                                                   4.0%
---------------------------------------------------------------------------
2-3                                                   3.0%
---------------------------------------------------------------------------
3-4                                                   3.0%
---------------------------------------------------------------------------
4-5                                                   2.0%
---------------------------------------------------------------------------
5-6                                                   1.0%
---------------------------------------------------------------------------
6 and following                                       None

    In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made. Different contingent deferred sales charges applied to redemptions of Class B shares prior to March 18, 1996.

    / / AUTOMATIC CONVERSION OF CLASS B SHARES. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements -Class A, Class B and Class C Shares" in the Statement of Additional Information.

BUYING CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to a Fund in connection with the sale of Class C shares.

    To determine whether the contingent deferred sales charge applies to a redemption, a Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

    / / DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its costs in distributing Class B and C shares and servicing accounts. Under the Plans, a Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year.

    Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge allows investors to buy Class B or C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

    The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by a Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

    The Distributor currently pays sales commissions of 3.75% on the purchase price of Class B shares to dealers from its own resources at the time of sale. The total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. A Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B shares. Those payments, retained by the Distributor, are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B shares.

    The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. The total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge during the first year Class C shares are outstanding to recoup the sales commissions it has paid, the advances of service fee payments it has made, and its financing costs and other expenses. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

    The Distributor's actual expenses in selling Class B and C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from a Fund under the Distribution and Service Plans for Class B and C shares. Therefore, those expenses may be carried over and paid in future years. If a Fund terminates its Plan, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

    / / WAIVERS OF CLASS B AND CLASS C SALES CHARGES. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

    WAIVERS FOR REDEMPTIONS IN CERTAIN CASES. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases, if the Transfer Agent is notified that these conditions apply to the redemption:

    / / distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

    / / redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

    / / returns of excess contributions to Retirement Plans;

    / / distributions from IRAs (including SEP-IRAs and SAR/SEP accounts) before the participant is age 59-1/2, and distributions from 403(b)(7) custodial plans or pension or profit sharing plans before the participant is age 59-1/2 but only after the participant has separated from service, if the distributions are made in substantially equal periodic payments over the life (or life expectancy) of the participant or the joint lives (or joint life and last survivor expectancy) of the participant and the participant's designated beneficiary (and the distributions must comply with other requirements for such distributions under the Internal Revenue Code and may not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request);

    / / shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below; or

    / / distributions from OppenheimerFunds prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

    WAIVERS FOR SHARES SOLD OR ISSUED IN CERTAIN TRANSACTIONS. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

    / / shares sold to the Manager or its affiliates;

    / / shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; and

    / / shares issued in plans of reorganization to which a Fund is a party.

SPECIAL INVESTOR SERVICES

ACCOUNTLINK. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

    AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

    / / USING ACCOUNTLINK TO BUY SHARES. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

    / / PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

    / / PURCHASING SHARES. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with a Fund, to pay for these purchases.

    / / EXCHANGING SHARES. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

    / / SELLING SHARES. You can redeem shares by telephone automatically by calling the PhoneLink number and a Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Each Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

    / / AUTOMATIC WITHDRAWAL PLANS. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

    / / AUTOMATIC EXCHANGE PLANS. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the same Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

RETIREMENT PLANS. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

    / / INDIVIDUAL RETIREMENT ACCOUNTS including rollover IRAs, for individuals and their spouses

    / / 403(b)(7) CUSTODIAL PLANS for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

    / / SEP-IRAS (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SARSEP-IRAs

    / / PENSION AND PROFIT-SHARING PLANS for self-employed persons and other employers

    / / 401(K) PROTOTYPE RETIREMENT PLANS for businesses

    Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

HOW TO SELL SHARES

    You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. Each Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. IF YOU HAVE QUESTIONS ABOUT ANY OF THESE PROCEDURES, AND ESPECIALLY IF YOU ARE REDEEMING SHARES IN A SPECIAL SITUATION, SUCH AS DUE TO THE DEATH OF THE OWNER, OR FROM A RETIREMENT PLAN, PLEASE CALL THE TRANSFER AGENT FIRST, AT 1-800-525-7048, FOR ASSISTANCE.

    / / RETIREMENT ACCOUNTS. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

    / / CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and the Funds from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

    / / You wish to redeem more than $50,000 worth of shares and receive a check

    / / The redemption check is not payable to all shareholders listed on the account statement

    / / The redemption check is not sent to the address of record on your account statement

    / / Shares are being transferred to a Fund account with a different owner or name

    / / Shares are redeemed by someone other than the owners (such as an Executor)

    / / WHERE CAN I HAVE MY SIGNATURE GUARANTEED? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. IF YOU ARE SIGNING AS A FIDUCIARY OR ON BEHALF OF A CORPORATION, PARTNERSHIP OR OTHER BUSINESS, OR AS A FIDUCIARY YOU MUST ALSO INCLUDE YOUR TITLE IN THE SIGNATURE.

SELLING SHARES BY MAIL.  Write a "letter of instructions" that includes:

    / / Your name

    / / Your Fund's name

    / / Your Fund account number (from your account statement)

    / / The dollar amount or number of shares to be redeemed

    / / Any special payment instructions

    / / Any share certificates for the shares you are selling

    / / The signatures of all registered owners exactly as the account is registered, and

    / / Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

USE THE FOLLOWING ADDRESS FOR REQUESTS BY MAIL:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

SEND COURIER OR EXPRESS MAIL REQUESTS TO:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

SELLING SHARES BY TELEPHONE. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. YOU MAY NOT REDEEM SHARES HELD IN AN OPPENHEIMERFUNDS RETIREMENT PLAN OR UNDER A SHARE CERTIFICATE BY TELEPHONE.

    / / To redeem shares through a service representative, call 1-800-852-8457

    / /  To redeem shares automatically on PhoneLink, call 1-800-533-3310

    Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

    / / TELEPHONE REDEMPTIONS PAID BY CHECK. Up to $50,000 may be redeemed by telephone, in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

    / / TELEPHONE REDEMPTIONS THROUGH ACCOUNTLINK OR WIRE. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

    Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account if the bank is a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable a Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

SELLING SHARES THROUGH YOUR DEALER. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

HOW TO EXCHANGE SHARES

    Shares of a Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

    / / Shares of the fund selected for exchange must be available for sale in your state of residence.

    / / The prospectuses of your Fund and the fund whose shares you want to buy must offer the exchange privilege.

    / / You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.

    / / You must meet the minimum purchase requirements for the fund you purchase by exchange.

    / / BEFORE EXCHANGING INTO A FUND, YOU SHOULD OBTAIN AND READ ITS
PROSPECTUS.

    SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER OPPENHEIMER FUNDS. For example, you can exchange Class A shares of a Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

    Exchanges may be requested in writing or by telephone:

    / / WRITTEN EXCHANGE REQUESTS. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

    / / TELEPHONE EXCHANGE REQUESTS. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same names and address. Shares held under certificates may not be exchanged by telephone.

    You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

    There are certain exchange policies you should be aware of:

    / / Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to a Fund.

    / / Because excessive trading can hurt fund performance and harm shareholders, a Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

    / / A Fund may amend, suspend or terminate the exchange privilege at any time. Although a Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

    / / For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a taxable gain or a loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

    / / If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

SHAREHOLDER ACCOUNT RULES AND POLICIES

    / / NET ASSET VALUE PER SHARE is determined for each class of shares as of the close of The New York Stock Exchange which is normally 4:00 P.M., but may be earlier on some days, on each day the Exchange is open by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding. Each Fund's Board of Directors has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

    / / THE OFFERING OF SHARES may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in a Fund's best interest to do so.

    / / TELEPHONE TRANSACTION PRIVILEGES for purchases, redemptions or exchanges may be modified, suspended or terminated by a Fund at any time. If an account has more than one owner, a Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

    / / THE TRANSFER AGENT WILL RECORD ANY TELEPHONE CALLS to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor a Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

    / / REDEMPTION OR TRANSFER REQUESTS WILL NOT BE HONORED UNTIL THE TRANSFER AGENT RECEIVES ALL REQUIRED DOCUMENTS IN PROPER FORM. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

    / / DEALERS THAT CAN PERFORM ACCOUNT TRANSACTIONS FOR THEIR CLIENTS BY PARTICIPATING IN NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Funds if the dealer performs any transaction erroneously.

    / / THE REDEMPTION PRICE FOR SHARES WILL VARY from day to day because the value of the securities in a Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

    / / PAYMENT FOR REDEEMED SHARES is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. THE TRANSFER AGENT MAY DELAY FORWARDING A CHECK OR PROCESSING A PAYMENT VIA ACCOUNTLINK FOR RECENTLY PURCHASED SHARES, BUT ONLY UNTIL THE PURCHASE PAYMENT HAS CLEARED. THAT DELAY MAY BE AS MUCH AS 10 DAYS FROM THE DATE THE SHARES WERE PURCHASED. THAT DELAY MAY BE AVOIDED IF YOU PURCHASE SHARES BY CERTIFIED CHECK OR ARRANGE WITH YOUR BANK TO PROVIDE TELEPHONE OR WRITTEN ASSURANCE TO THE TRANSFER AGENT THAT YOUR PURCHASE PAYMENT HAS CLEARED.

    / / INVOLUNTARY REDEMPTIONS OF SMALL ACCOUNTS may be made by a Fund if the account has fewer than 100 shares.

    / / UNDER UNUSUAL CIRCUMSTANCES, shares of a Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from a Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

    / / "BACKUP WITHHOLDING" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish a Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

    / / A FUND DOES NOT CHARGE A REDEMPTION FEE, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

    / / TO AVOID SENDING DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS, a Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS. Each Fund declares dividends separately for Class A, Class B and Class C shares from net investment income each regular business day. Growth Fund and Balanced Fund pay those dividends to shareholders semi-annually, and Income Fund pays those dividends to shareholders monthly. Normally, dividends are paid on the last business day every dividend period, but the Board of Directors can change that date. Distributions may be made monthly from any net short-term capital gains a Fund realizes in selling securities.
Dividends paid on Class A shares generally are expected to be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher.

CAPITAL GAINS. Each Fund may make distributions annually in December out of any net short-term or long-term capital gains. Long-term capital gains will be separately identified in the tax information your Fund sends you after the end of the year. Distributions of capital gains are treated as ordinary income for tax purposes. There can be no assurance that your Fund will pay any capital gains distributions in a particular year.

DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

    / / REINVEST ALL DISTRIBUTIONS IN YOUR FUND. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of your Fund.

    / / REINVEST CAPITAL GAINS ONLY. You can elect to reinvest long-term capital gains in your Fund while receiving dividends by check or sent to your bank account on AccountLink.

    / / RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

    / / REINVEST YOUR DISTRIBUTIONS IN ANOTHER OPPENHEIMER FUNDS ACCOUNT. You can reinvest all distributions in another Oppenheimer funds account you have established.

TAXES. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in a Fund. A Fund's distributions from long-term capital gains are taxable to shareholders as long-term capital gains, no matter how long you held your shares. Dividends paid by a Fund from short-term capital gains and net investment income are taxable as ordinary income. These dividends and distributions are subject to Federal income tax and may be subject to state or local taxes. Your distributions are taxable as described above, whether you reinvest them in additional shares or take them in cash. Corporate shareholders may be entitled to the corporate dividends received deduction for some portion of a Fund's distributions treated as ordinary income, subject to applicable limitations under the Internal Revenue Code. Every year your Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

    / / "BUYING A DIVIDEND". When a Fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before your Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

    / / TAXES ON TRANSACTIONS. Share redemptions and repurchases, including redemptions for exchanges, may produce a taxable gain or a loss, which generally will be a capital gain or loss for shareholders who hold their Fund shares as capital assets. Such a gain or loss is the difference between your tax basis, which is usually the price you paid for the shares, and the proceeds you received when you sold them. Special tax rules may apply to certain redemptions preceded or followed by investments in the same Fund or another Oppenheimer fund.

    / / RETURNS OF CAPITAL. In certain cases distributions made by your Fund may be considered a return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A return of capital will reduce your tax basis in your Fund shares but will not be taxable except to the extent it exceeds such tax basis.

    / / FOREIGN TAXES. Each Fund may be subject to foreign withholding taxes or other foreign taxes on income (possibly including capital gains) on certain of its foreign investments, if any. These taxes may be reduced or eliminated pursuant to an income tax treaty in some cases.

The Funds do not expect to qualify to pass such foreign taxes and any related tax deductions or credits through to their shareholders.

    The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code. Provided that a Fund so qualifies, it will not be required to pay any federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders in accordance with certain timing requirements.

    This information is only a summary of certain federal tax information about your investment. Tax-exempt or tax-deferred investors, foreign investors, and investors subject to special tax rules (such as certain banks and securities dealers) may have different tax consequences not described above. More tax information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in a Fund on your particular tax situation.

APPENDIX A:  DESCRIPTION OF RATINGS CATEGORIES OF RATING SERVICES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

     Aaa: Bonds rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.
     A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa: Bonds rated "Baa" are considered medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.
     Ba: Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.
     C: Bonds rated "C" can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S BOND RATINGS

     AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
     AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.
     A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.
     BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.
     BB, B, CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
     C, D: Bonds on which no interest is being paid are rated "C." Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

                                   APPENDIX B

         SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND
           WHO WERE SHAREHOLDERS OF THE FORMER QUEST FOR VALUE FUNDS


     The initial and contingent sales charge rates and waivers for Class A and Class B shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

CLASS A SALES CHARGES

     // REDUCED CLASS A INITIAL SALES CHARGE RATES FOR CERTAIN FORMER QUEST SHAREHOLDERS

     // PURCHASES BY GROUPS, ASSOCIATIONS AND CERTAIN QUALIFIED RETIREMENT PLANS. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                         FRONT-END SALES     FRONT-END SALES
                         CHARGE AS A         CHARGE AS A         COMMISSION AS
NUMBER OF ELIGIBLE       PERCENTAGE OF       PERCENTAGE OF       PERCENTAGE OF
EMPLOYEES OR MEMBERS     OFFERING PRICE      AMOUNT INVESTED     OFFERING PRICE
________________________________________________________________________________
9 or fewer               2.50%               2.56%               2.00%
________________________________________________________________________________
At least 10 but not
  more than 49           2.00%               2.04%               1.60%

     For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A
contingent deferred sales charge described on pages     to     of this
Prospectus.

     Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an

Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

     //  SPECIAL CLASS A CONTINGENT DEFERRED SALES CHARGE RATES

Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

     //  WAIVER OF CLASS A SALES CHARGES FOR CERTAIN SHAREHOLDERS

Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

     // Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     // Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     //  WAIVER OF CLASS A CONTINGENT DEFERRED SALES CHARGE IN CERTAIN
TRANSACTIONS

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

     // Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

     // Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

 CLASS A AND CLASS B CONTINGENT DEFERRED SALES CHARGE WAIVERS

     //  WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED PRIOR TO MARCH 6, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A or B shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with
(i) distributions to participants or beneficiaries of plans qualified under
Section 401(a) of the Internal Revenue Code or from custodial accounts under
Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan,
(ii) withdrawals under an automatic withdrawal plan holding only Class B shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

     // WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED ON OR AFTER MARCH 6, 1995 BUT PRIOR TO NOVEMBER 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A or B shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995:
(1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
(5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A or B shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in the Fund or another Oppenheimer fund.

SPECIAL DEALER ARRANGEMENTS.

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

         SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND
          WHO WERE SHAREHOLDERS OF THE FORMER CONNECTICUT MUTUAL FUNDS

     Certain of the sales charge waivers for Class A and Class B shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of

Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Diversified Income Account, CMIA LifeSpan Capital Appreciation Account and CMIA LifeSpan Balanced Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

CLASS A SALES CHARGE WAIVERS

     Additional Class A shares of the Fund may be purchased without a sales charge, provided that the Class A shares of the Fund were acquired prior to March 1, 1996, by:

     (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more; (3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families; (4) NASD registered representatives whose employer consents to such purchases, and by the spouses and immediate family members of such representatives; (5) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the Fund's prior distributor, and its affiliated companies; (6) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; (7) any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which was beyond the applicable surrender charge period and which was used to fund a qualified plan, who exchanged the variable annuity contract for Class A shares of the Fund; and (8) an institution acting as a fiduciary on behalf of an individual or individuals, where such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to a CDSC.


CLASS A AND CLASS B CONTINGENT DEFERRED SALES CHARGE WAIVERS

     The contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of the Fund and exchanges of Class A or Class B shares of the Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 1, 1996 or (ii) were acquired by exchange from an Oppenheimer Fund that was a Former Connecticut Mutual Fund and the shares of such Former Connecticut Mutual Fund were purchased prior to March 1, 1996:

     (1) by the estate of the deceased shareholder; (2) upon the disability of the shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (Code); (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7) of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; (4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to a Systematic Withdrawal Plan but limited to no more than 12% of the original value annually; and (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

OPPENHEIMER LIFESPAN GROWTH FUND
OPPENHEIMER LIFESPAN BALANCED FUND
OPPENHEIMER LIFESPAN INCOME FUND
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

INVESTMENT ADVISOR
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

CUSTODIAN OF PORTFOLIO SECURITIES
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts  02110

INDEPENDENT AUDITORS
Arthur Andersen LLP
One Financial Plaza
Hartford, Connecticut 06103

LEGAL COUNSEL




NO DEALER, BROKER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION, AND IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS, OPPENHEIMERFUNDS, INC., OPPENHEIMERFUNDS DISTRIBUTOR, INC. OR ANY AFFILIATE THEREOF. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.

____________________  *PRINTED ON RECYCLED PAPER

                     CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

     Liquid Account, Government Securities Account, and Income
Account.

               Cross-Reference Sheet Showing Location in Prospectus and
            Statement of Additional Information of Information Required by
                           Items of the Registration Form


                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------

        1.   Cover Page.......................   Cover Page.

        2.   Synopsis.........................   About The Funds -- A Brief
                                                 Overview of the Fund.

        3.   Condensed Financial
               Information....................   About The Funds -- Financial
                                                 Highlights.

        4.   General Description of
               Registrant.....................   Cover Page; About The Funds
                                                 -- How The Fund Is Managed -
                                                 - Organization and History.

        5.   Management of the Fund...........   About The Funds -- How the
                                                 Funds are Managed.

        6.   Capital Stock and Other
               Securities.....................   About The Funds --
                                                 Investment Objective and
                                                 Policies.

        7.   Purchase of Securities
               Being Offered..................   About Your Account -- How to
                                                 Buy Shares; Special Sales
                                                 Charge Arrangements for
                                                 Certain Persons; Buying
                                                 Class A Shares; Buying
                                                 Class B Shares.

        8.   Redemption or Repurchase.........   About Your Account -- How to
                                                 Buy Shares; Special Investor
                                                 Services; How to Sell
                                                 Shares; How to Exchange
                                                 Shares; Shareholder Account
                                                 Rules and Policies.



                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------



        9.   Pending Legal Proceedings........   Not Applicable.

        10.  Cover Page.......................   Cover Page.

        11.  Table of Contents................   Cover Page.

        12.  General Information and
               History........................   Cover Page; How The Funds
                                                 are Managed -- Organization
                                                 and History.

        13.  Investment Objectives and
               Policy.........................   About The Funds --
                                                 Investment Objectives and
                                                 Policies.

        14.  Management of the Fund...........   About The Funds -- How the
                                                 Funds are Managed.

        15.  Control Persons and Principal
               Holders of Securities..........   About The Funds -- How the
                                                 Funds are Managed.

        16.  Investment Advisory and
               Other Services.................   About The Funds -- How the
                                                 Funds are Managed; The
                                                 Manager, the Subadviser and
                                                 Their Affiliates; The
                                                 Distributor; The Transfer
                                                 Agent.

        17.  Brokerage Allocation and
               Other Practices................   About the Funds -- Brokerage
                                                 Policies of the Funds.

        18.  Capital Stock and Other
               Securities.....................   About the Funds -- How the
                                                 Funds are Managed --
                                                 Organization and History.

        19.  Purchase, Redemption and Pricing
               of Securities Being Offered....   About Your Accounts -- How
                                                 to Buy Shares; How to Sell
                                                 Shares; How to Exchange
                                                 Shares.

        20.  Tax Status.......................   About Your Account --
                                                 Dividends, Capital Gains and
                                                 Taxes.




                                                 Location in Prospectus
              Form N-1A Item Number            or Statement of Additional
                   and Caption                         Information
              ---------------------            --------------------------



        21.  Underwriters.....................   About The Funds -- How the
                                                 Funds are Managed -- The
                                                 Manager, the Subadvisers and
                                                 Their Affiliates; About Your
                                                 Account -- How To Buy
                                                 Shares.

        22.  Calculation of Performance
               Data...........................   About The Funds --
                                                 Performance of the Funds;
                                                 About Your Account --
                                                 Dividends, Capital Gains and
                                                 Taxes.

        23.  Financial Statements.............   Financial Information About
                                                 the Funds -- Independent
                                                 Auditors' Report --
                                                 Financial Statements.


CONNECTICUT MUTUAL

LIQUID ACCOUNT
GOVERNMENT SECURITIES ACCOUNT
INCOME ACCOUNT

PROSPECTUS DATED MAY 1, 1996

Oppenheimer Series Fund, Inc. (the "Company") is an open-end investment company consisting of eight separate mutual funds, three of which are offered in this prospectus (individually, a "Fund" and collectively, the "Funds"):

CONNECTICUT MUTUAL LIQUID ACCOUNT ("Liquid Fund") seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in money market instruments.

AN INVESTMENT IN THE LIQUID FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. WHILE THE LIQUID FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

CONNECTICUT MUTUAL INCOME ACCOUNT ("Income Fund") seeks high current income consistent with prudent investment risk and preservation of capital. Income Fund seeks to achieve its objective by investing primarily in corporate debt securities with remaining maturities of five years or less or mortgage debt securities with prepayment features which, in the judgment of the investment advisor, will result in payment of interest and principal such that the effective maturity of the securities is five years or less.

CONNECTICUT MUTUAL GOVERNMENT SECURITIES ACCOUNT ("Government Securities Fund") seeks a high level of current income with a high degree of safety of principal by investing primarily (at least 65% of its total assets under normal market conditions) in U.S. Government securities and U.S. Government related securities. U.S. Government securities are high quality instruments issued, or guaranteed as to principal and interest, by the U.S. Treasury or by an agency or instrumentality of the U.S. Government.

     Please refer to "Investment Policies and Strategies" for more information about the types of securities the Funds may invest in and the risks of investing in the Funds.

     This Prospectus explains concisely what you should know before investing in the Funds. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about each Fund in the May 1, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Funds' Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                        (Oppenheimer funds logo)

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE F.D.I.C. OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

          A B O U T   T H E   F U N D S

          EXPENSES
          BRIEF OVERVIEW OF THE FUNDS
          FINANCIAL HIGHLIGHTS
          INVESTMENT OBJECTIVES AND POLICIES
          HOW THE FUNDS ARE MANAGED
          PERFORMANCE OF THE FUNDS


          A B O U T   Y O U R   A C C O U N T

          HOW TO BUY SHARES
          Shares of Liquid Fund
          Class A Shares
          Class B Shares

          SPECIAL INVESTOR SERVICES
          AccountLink
          Automatic Withdrawal and Exchange Plans
          Reinvestment Privilege
          Retirement Plans

          HOW TO SELL SHARES
          By Mail
          By Telephone
          By Wire (Liquid Fund only)
          By Check Writing

          HOW TO EXCHANGE SHARES

          SHAREHOLDER ACCOUNT RULES AND POLICIES

          DIVIDENDS, CAPITAL GAINS AND TAXES

          APPENDIX A:  DESCRIPTION OF SECURITIES RATINGS

          APPENDIX B:  CREDIT QUALITY DISTRIBUTION

          APPENDIX C:  SPECIAL SALES CHARGE ARRANGEMENTS

A B O U T   T H E   F U N D S


EXPENSES

Each Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders of each Fund (other than Liquid Fund) pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in a Fund and the share of a Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Funds' expenses during its last fiscal year ended December 31, 1995.

     / / SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of a Fund. The Liquid Fund has no sales charges to buy shares. Please refer to "About Your Account" starting on page ___ for an explanation of how and when these charges apply.

                                                             INCOME FUND AND
                                                       GOVERNMENT SECURITIES FUND
                                                     ------------------------------
                              LIQUID
                              FUND                   CLASS A         CLASS B
                              SHARES                 SHARES          SHARES
-----------------------------------------------------------------------------------
Maximum Sales                 None                   4.75%           None
Charge on
Purchases (as a %
of offering price)
-----------------------------------------------------------------------------------
Sales Charge on               None                   None            None
Reinvested
Dividends
-----------------------------------------------------------------------------------
Deferred Sales                None(1)                None(2)         5% in the
Charge (as a %                                                       first year,
of the lower                                                         declining
of the original                                                      to 1% in the
purchase price                                                       sixth year and
or redemption                                                        eliminated
proceeds)                                                            thereafter(3)
-----------------------------------------------------------------------------------
Exchange Fee                  None                   None            None
-----------------------------------------------------------------------------------
Redemption Fee                None(4)                None(4)         None(4)


(1) Shares of Liquid Fund acquired by exchange from Class A or Class B shares of any other fund, which are subject to a CDSC will be subject to a CDSC if redeemed. The CDSC will be at a rate equal to the CDSC rate on the original shares when exchanged.

(2) If you invest $1 million or more ($500,000 or more for purchases by OppenheimerFunds prototype 401(k) plans) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "Buying Shares -- Buying Class A Shares," below.

 (3) See "How to Buy Shares -- Buying Class B Shares" below, for more information on the contingent deferred sales charges.

(4) There is a $10 transaction fee for redemption proceeds paid by Federal Funds wire, but not for redemptions paid by check or ACH transfer through AccountLink or, with respect to shares of Liquid Fund or Class A shares of Income Fund and Government Securities Fund, for which check writing privileges are used (see "How to Sell Shares").

     / / ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and represent the Fund's expenses in operating its business. For example, a Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Funds are Managed," below. A Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in a Fund's Financial Statements in the Statement of Additional Information.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):

                                                                            GOVERNMENT
                                                INCOME FUND               SECURITIES FUND
                                           ---------------------       ---------------------
                               LIQUID      CLASS A       CLASS B       CLASS A       CLASS B
                               FUND        SHARES        SHARES        SHARES        SHARES
--------------------------------------------------------------------------------------------
Management Fees                 .50%         .625%        .625%         .625%         .625%
--------------------------------------------------------------------------------------------
12b-1 Plan Fees                 .00%         .25%        1.00%          .25%         1.00%
--------------------------------------------------------------------------------------------
Other Expenses                  .46%         .315%        .315%         .355%         .355%
--------------------------------------------------------------------------------------------
Total Fund Operating Expenses   .96%        1.19%         1.94%        1.23%          1.98%

     The numbers for Liquid Fund and Class A shares in the chart above are based on the Fund's expenses in its last fiscal year. These amounts are shown as a percentage of the average net assets of Liquid Fund and each class of each of the other Fund's shares for that year. Class B shares of Income Fund and Government Securities Fund were not publicly offered before October 1, 1995. Therefore, the Annual Fund Operating Expenses shown are based on expenses for the period from October 1, 1995 until December 31, 1995. The actual expenses for shares of Liquid Fund and each class of shares of each of the other Funds in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual amount of a Fund's assets represented by each class of shares.

     The "12b-1 Distribution Plan Fees" for shares of Class A shares of Income Fund and Government Securities Fund are the Service Plan Fees (which can be up to a maximum of 0.25% of average annual net assets of that class). For Class B shares, 12b-1 Plan Fees include the Service Plan Fees (which can be up to a maximum of 0.25%) and an annual asset-based sales charge of 0.75%. These plans are described in greater detail in "How to Buy Shares."

     / / EXAMPLES. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in shares of Liquid Fund and in each class of shares of each of the other Funds, and each Fund's annual return is 5%, and that its operating expenses are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of each period shown:

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS*
---------------------------------------------------------------------
Liquid Fund                  $11        $ 34      $ 58       $129
---------------------------------------------------------------------
Class A Shares
     Income Fund             $59        $ 83      $110       $185
     Government
       Securities Fund       $59        $ 85      $112       $189
---------------------------------------------------------------------
Class B Shares
     Income Fund             $70        $101      $125       $207
     Government
       Securities Fund       $70        $102      $127       $211

     If you did not redeem your investment, it would incur the following expenses:



Class B Shares
     Income Fund             $20        $ 61      $105       $207
     Government
       Securities Fund       $20        $ 62      $107       $211
---------------------------------------------------------------------


* The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based and the contingent deferred sales charge on Class B shares, long-term Class B shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares into Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares" for more information.

     THESE EXAMPLES SHOW THE EFFECT OF EXPENSES ON AN INVESTMENT, BUT ARE NOT MEANT TO STATE OR PREDICT ACTUAL OR EXPECTED COSTS OR INVESTMENT RETURNS OF THE FUNDS, WHICH MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A BRIEF OVERVIEW OF THE FUNDS

     Some of the important facts about each Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in a Fund. Keep the Prospectus for reference after you invest particularly for information about your account, such as how to sell or exchange shares.

     / / WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES AND WHAT DO THE FUNDS INVEST IN? The LIQUID FUND'S investment objective is to seek as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in money market instruments. The INCOME FUND'S investment objective is to seek high current income consistent with prudent investment risk and preservation of capital by investing primarily in corporate debt securities with remaining maturities of five years or less or mortgage debt securities with prepayment features which, in the judgment of the investment advisor, will result in payment of interest and principal such that the effective maturity of the securities is five years or less. The GOVERNMENT SECURITIES FUND'S investment objective is to seek a high level of current income with a high degree of safety of principal by investing primarily (at least 65% of its total assets under normal market conditions) in U.S. Government securities and U.S. Government related securities. The Funds' investments are more fully explained in "Investment Objectives and Policies," starting on page __.

     / / WHO MANAGES THE FUNDS? The Fund's investment adviser is OppenheimerFunds, Inc., which (including a subsidiary) advises investment company portfolios having over $40 billion in assets at December 31, 1995. The portfolio managers are as follows: For LIQUID FUND, Carol Wolf; and for INCOME FUND and GOVERNMENT SECURITIES FUND, David Rosenberg. The Funds' Board of Directors, elected by shareholders, oversees the investment advisor. The Manager is paid an advisory fee by each Fund, based on its net assets. Please refer to "How the Funds are Managed," starting on page ____ for more information about the Manager and its fees.

     / / HOW RISKY ARE THE FUNDS? All investments carry risks to some degree. Money market funds, like Liquid Fund, are in general relatively conservative investments. The Liquid Fund attempts to maintain a stable share price of $1.00, but there is no guarantee it will do so. U.S. Government securities and other debt securities in which Government Securities Fund and Income Fund invest may be affected by changes in interest rates. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term securities. In the OppenheimerFunds spectrum, Income Fund, a short-term bond fund, and Government Securities Fund, a government securities fund, are generally more volatile than Liquid Fund, a money market fund. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for a portfolio and in some cases by using hedging techniques, there is no guarantee of success in achieving a Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objectives and Policies" starting on page ___ for a more complete discussion of each Fund's investment risks.

     / / HOW CAN I BUY SHARES? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or an Automatic Investment Plan under AccountLink. You can buy shares of Liquid Fund by using Federal Funds wires. Please refer to "How To Buy Shares" beginning on page ___ for more details.

     / / WILL I PAY A SALES CHARGE TO BUY SHARES? Shares of Liquid Fund are sold at net asset value, without a sales charge. Normally, the net asset value of the Liquid Fund is $1.00 per share. There can be no assurance, however, that Liquid Fund's net asset value will not vary. Income Fund and Government Securities Fund each have two classes of shares. Each class of shares has the same investment portfolio, but different expenses. Class A shares are offered with a front-end sales charge, starting at 4.75% and reduced for larger purchases. Class B shares are offered without front-end sales charges, but may be subject to a contingent deferred sales charge if redeemed within five years of purchase. There is also an annual asset-based sales charge on Class B shares. Please review "How To Buy Shares" starting on page ___ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

     / / HOW CAN I SELL MY SHARES? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day or through your dealer. Shares of Liquid Fund and Class A shares of the other Funds may be redeemed by writing a check against your current account. Shares of Liquid Fund may also be redeemed by wire to a previously designated bank account. Please refer to "How To Sell Shares" on page ___. Each Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page ____.

     / / HOW HAVE THE FUNDS PERFORMED? Liquid Fund measures its performance by quoting its yield and compounded effective yield, which measure historical performance. Each of the other Funds measures its performance by quoting a yield, dividend yield, average annual total return and cumulative total return. Those returns can be compared to the yields or total returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. Please remember that past performance does not guarantee future results.

FINANCIAL HIGHLIGHTS

     The following information for the fiscal year ended December 31, 1995 has been derived from audited financial statements together with the auditors' report for the year ended December 31, 1995 which is included in the Statement of Additional Information. The tables on the following pages present selected financial information about the Funds, including per share data and expense ratios and other data based on each Fund's respective average net assets.


FINANCIAL HIGHLIGHTS*                                            LIQUID FUND
                                                                 YEARS ENDED DECEMBER 31,
                                                                 -------------------------------------------------------------

PER SHARE OPERATING DATA:                                            1995      1994      1993      1992      1991      1990
                                                                     ----      ----      ----      ----      ----      ----
Net asset value, beginning of period                                $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                          .0499     .0334     .0227     .0287     .0522     .0731
Net realized and unrealized gain (loss) on investment,
 options written and foreign currency transactions                     --        --        --        --        --        --
                                                                    -------   -------   -------   -------   -------   -------
Total income (loss) from investment operations                        .0499     .0334     .0227     .0287     .0522     .0731
------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                 (.0499)   (.0334)   (.0227)   (.0287)   (.0522)   (.0731)
Distributions from net realized gain on investments and foreign
 currency transactions                                                 --        --        --        --        --        --
                                                                    -------   -------   -------   -------   -------   -------
Total dividends and distributions to shareholders                    (.0499)   (.0334)   (.0227)   (.0287)   (.0522)   (.0731)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                                                    -------   -------   -------   -------   -------   -------
                                                                    -------   -------   -------   -------   -------   -------
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE                                     5.11%     3.40%     2.30%     2.89%     5.31%     7.53%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $75,808   $63,946   $76,620   $67,549   $69,932   $84,387
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                         4.99%     3.34%     2.27%     2.87%     5.22%     7.31%
Expenses                                                              .96%      .93%      .95%     1.02%     1.01%     1.06%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               n/a       n/a       n/a       n/a       n/a       n/a
------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS*                                            LIQUID FUND
                                                                 YEARS ENDED DECEMBER 31,
                                                                 -----------------------------------------

PER SHARE OPERATING DATA:                                            1989      1988      1987      1986
                                                                     ----      ----      ----      ----
Net asset value, beginning of period                                $1.00     $1.00     $1.00     $1.00
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                          .0822     .0664     .0581     .0588
Net realized and unrealized gain (loss) on investment,
 options written and foreign currency transactions                     --        --        --        --
                                                                    -------   -------   -------   -------
Total income (loss) from investment operations                        .0822     .0664     .0581     .0588
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                 (.0822)   (.0664)   (.0581)   (.0588)
Distributions from net realized gain on investments and foreign
 currency transactions                                                 --        --        --        --
                                                                    -------   -------   -------   -------
Total dividends and distributions to shareholders                    (.0812)   (.0664)   (.0581)   (.0588)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $1.00     $1.00     $1.00     $1.00
                                                                    -------   -------   -------   -------
                                                                    -------   -------   -------   -------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE                                     8.53%     6.82%     5.97%     6.03%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $87,264   $73,921   $68,908   $74,111
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                         8.22%     6.64%     5.81%     5.88%
Expenses                                                             1.06%     1.04%     1.00%     1.00%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               n/a       n/a       n/a       n/a
----------------------------------------------------------------------------------------------------------

-------------------------
*    G.R. Phelps & Co. managed the Fund during these periods.


FINANCIAL HIGHLIGHTS*                                            INCOME FUND -- CLASS A SHARES
                                                                 YEARS ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
PER SHARE OPERATING DATA:                                            1995      1994      1993      1992      1991      1990
                                                                     ----      ----      ----      ----      ----      ----
Net asset value, beginning of period                                $9.14     $9.86     $9.75     $9.91     $9.44     $9.79
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                          .67       .68       .65       .79       .81       .94
Net realized and unrealized gain (loss) on investment,
  options written and foreign currency transactions                   .37      (.72)      .11      (.16)      .47      (.35)
                                                                  -------   -------   -------   -------   -------   -------
Total income (loss) from investment operations                       1.04      (.04)      .76       .63      1.28       .59
----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                 (.66)     (.68)     (.65)     (.79)     (.81)     (.94)
Distributions from net realized gain on investments and foreign
  currency transactions                                                --        --        --        --        --        --
                                                                  -------   -------   -------   -------   -------   -------
Total dividends and distributions to shareholders                    (.66)     (.68)     (.65)     (.79)     (.81)     (.94)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $9.52     $9.14     $9.86     $9.75     $9.91     $9.44
                                                                  -------   -------   -------   -------   -------   -------
                                                                  -------   -------   -------   -------   -------   -------
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(a)                                 11.77%    (0.42)%    7.97%     6.60%    14.22%     6.33%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $33,127   $46,547   $48,636   $38,675   $22,839   $19,809
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                         6.97%     7.16%     6.56%     8.09%     8.44%     9.78%
Expenses                                                              .63%      .63%      .63%      .63%     1.12%     1.24%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             57.08%    62.88%   145.94%   109.47%    50.44%    90.20%
----------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS*                                            INCOME FUND -- CLASS A SHARES
                                                                 YEARS ENDED DECEMBER 31,
                                                                 -----------------------------
PER SHARE OPERATING DATA:                                            1989      1988      1987      1986
                                                                     ----      ----      ----      ----
Net asset value, beginning of period                                $9.77     $9.97    $11.04    $10.55
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                          .88       .84       .76       .83
Net realized and unrealized gain (loss) on investment,
  options written and foreign currency transactions                   .02      (.19)     (.56)      .57
                                                                  -------   -------   -------   -------
Total income (loss) from investment operations                        .90       .65       .20      1.40
--------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                 (.88)     (.85)     (.76)     (.83)
Distributions from net realized gain on investments and foreign
  currency transactions                                                --        --      (.51)     (.08)
                                                                  -------   -------   -------   -------
Total dividends and distributions to shareholders                    (.88)     (.85)    (1.27)     (.91)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $9.79     $9.77     $9.97    $11.04
                                                                  -------   -------   -------   -------
                                                                  -------   -------   -------   -------
--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(a)                                  9.56%     6.70%     2.03%    13.54%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $18,705   $16,789   $15,367   $14,620
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                         8.93%     8.43%     7.32%     7.69%
Expenses                                                             1.27%     1.24%     1.27%     1.29%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             52.95%   150.04%   231.39%   164.13%
--------------------------------------------------------------------------------------------------------

-------------------------
*    G.R. Phelps & Co. managed the Fund during these periods.
(a)  Annual total returns do not include the effect of sales charges.


FINANCIAL HIGHLIGHTS* (CONT'D.)                                      INCOME FUND -- CLASS B SHARES(c)
                                                                               PERIOD ENDED
                                                                             DECEMBER 31, 1995
                                                                             -----------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                                              $ 9.46
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                         .13
Net realized and unrealized gain (loss) on investments,
   options written and foreign currency transactions                                 .10
                                                                                  ------
Total income (loss) from investment operations                                       .23
-----------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                                (.13)
Distributions from net realized gain on investments
   and foreign currency transactions                                                  --
                                                                                  ------
Total dividends and distributions to shareholders                                   (.13)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $ 9.56
                                                                                  ------
                                                                                  ------
-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(b)                                                 2.41%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                          $59
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                                        1.43%(a)
Expenses                                                                            1.63%(a)
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            57.08%
-----------------------------------------------------------------------------------------------------

-------------------------
*    G.R. Phelps & Co. managed the Fund during this period.
(a)  Annualized.
(b)  Total returns do not include the effect of sales charges.
(c)  For the period from October 1, 1995 (inception) through December 31, 1995.


FINANCIAL HIGHLIGHTS*                                            GOVERNMENT SECURITIES FUND -- CLASS A SHARES
                                                                 YEARS ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
PER SHARE OPERATING DATA:                                            1995      1994      1993      1992      1991      1990
                                                                     ----      ----      ----      ----      ----      ----
Net asset value, beginning of period                                $9.76    $10.91    $11.19    $11.36    $10.68    $10.58
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                          .72       .69       .70       .77       .85       .84
Net realized and unrealized gain (loss) on investment,
  options written and foreign currency transactions                   .97     (1.14)      .36      (.12)      .68       .10
                                                                  -------   -------   -------   -------   -------   -------
Total income (loss) from investment operations                       1.69      (.45)     1.06       .65      1.53       .94
----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                 (.72)     (.69)     (.70)     (.77)     (.85)     (.84)
Distributions from net realized gain on investments and foreign
  currency transactions                                                --      (.01)     (.64)     (.05)       --        --
                                                                  -------   -------   -------   -------   -------   -------
Total dividends and distributions to shareholders                    (.72)     (.70)    (1.34)     (.82)     (.85)     (.84)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.73     $9.76    $10.91    $11.19    $11.36    $10.68
                                                                  -------   -------   -------   -------   -------   -------
                                                                  -------   -------   -------   -------   -------   -------
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(a)                                 17.90%    (4.18)%    9.56%     6.07%    15.03%     9.44%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $49,829   $60,162   $77,596   $67,612   $55,332   $47,524
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                         6.93%     6.71%     6.03%     6.92%     7.83%     8.07%
Expenses                                                              .98%      .91%      .93%     1.01%     1.07%     1.16%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             50.64%   156.90%   224.02%   131.79%    27.50%    44.19%
----------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS*                                            GOVERNMENT SECURITIES FUND -- CLASS A SHARES
                                                                 YEARS ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
PER SHARE OPERATING DATA:                                            1989      1988      1987      1986
                                                                     ----      ----      ----      ----
Net asset value, beginning of period                               $10.06    $10.17    $10.90    $10.73
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                          .84       .84       .84       .92
Net realized and unrealized gain (loss) on investment,
  options written and foreign currency transactions                   .52      (.05)     (.52)      .28
                                                                  -------   -------   -------   -------
Total income (loss) from investment operations                       1.36       .79       .32      1.20
--------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                 (.84)     (.85)     (.84)     (.92)
Distributions from net realized gain on investments and foreign
  currency transactions                                                --      (.05)     (.21)     (.11)
                                                                  -------   -------   -------   -------
Total dividends and distributions to shareholders                    (.84)     (.90)    (1.05)    (1.03)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      10.58    $10.06    $10.17    $10.90
                                                                  -------   -------   -------   -------
                                                                  -------   -------   -------   -------
-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(a)                                 14.10%     7.99%     3.33%    11.66%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $41,561   $35,910   $24,703   $22,947
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                         8.14%     8.27%     8.12%     8.92%
Expenses                                                             1.19%     1.16%     1.24%     1.27%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             68.14%   175.50%   207.67%   111.68%
--------------------------------------------------------------------------------------------------------

*    G.R. Phelps & Co. managed the Fund during these periods.
(a)  Annual total returns do not include the effect of sales charges.


FINANCIAL HIGHLIGHTS* (CONT'D.)                               GOVERNMENT SECURITIES FUND -- CLASS B SHARES(c)
                                                                               PERIOD ENDED
                                                                             DECEMBER 31, 1995
                                                                             -----------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                                              $10.45
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                         .12
Net realized and unrealized gain (loss) on investments,
   options written and foreign currency transactions                                 .32
                                                                                  ------
Total income (loss) from investment operations                                       .44
-------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                                (.12)
                                                                                  ------
Distributions from net realized gain on investments
   and foreign currency transactions                                                  --
                                                                                  ------
Total dividends and distributions to shareholders                                   (.12)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $10.77
                                                                                  ------
                                                                                  ------
-------------------------------------------------------------------------------------------------------------
RETURN, AT NET ASSET VALUE(b)                                                       4.20%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                          $74
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                                        1.36%(a)
Expenses                                                                            1.98%(a)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            50.64%
-------------------------------------------------------------------------------------------------------------

-------------------------
*   G.R. Phelps & Co. managed the Fund during this period.
(a) Annualized.
(b) Total returns do not include the effect of sales charges.
(c) For the period from October 1, 1995 (inception) through December 31, 1995.

INVESTMENT OBJECTIVES AND POLICIES

     INVESTMENT OBJECTIVE AND POLICIES -- LIQUID FUND. The Liquid Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in money market instruments. Money market instruments are high quality, short-term securities that present minimal credit risk. They consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commercial paper of U.S. and non-U.S., issuers and certificates of deposit, banker's acceptances, bank deposits of U.S. and non-U.S. banks (including Eurodollar and Yankee dollar deposits) and short-term corporate debt securities. These instruments are denominated in U.S. dollars and may carry fixed or variable interest rates. These instruments are described further under the caption "Other Investment Techniques and Strategies."

     The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in securities having an actual or effective maturity of 365 days or less and maintaining a dollar-weighted average portfolio maturity of 90 days or less. There can be no assurance, however, that the Fund will be able to maintain a stable price per share of $1.00.

     The Fund may purchase only money market instruments that are within the two highest rating categories of the major rating agencies (E.G., Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("Standard & Poor's"). The Fund will not invest more than 5% of its total assets in securities that, although of high quality, have not been rated in the highest short-term rating category or, if unrated, have not been judged by the Manager to be of equivalent quality. Within this 5% limitation, the Fund will not invest more than 1% of its total assets, or $1 million, whichever is greater, in securities (other than U.S. Government securities) of any single issuer.

     The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons, including: to shorten or lengthen the average maturity of the Fund's portfolio; to increase yield; to maintain the quality of the portfolio; or to maintain a stable share value.

     Securities in which the Liquid Fund invests will generally not yield as high a level of current income as lower quality and longer-term securities. Such lower quality and longer-term securities, however, may have less liquidity and greater credit and interest rate risk. AN INVESTMENT IN THE LIQUID FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

     INVESTMENT OBJECTIVE AND POLICIES -- INCOME FUND. The Income Fund seeks high current income consistent with prudent investment risk and preservation of capital. The Fund seeks to achieve its objective by investing primarily in corporate debt securities with remaining maturities of five years or less or mortgage debt securities with prepayment features which in the judgment of the Manager will result in the payment of interest and principal such that the effective maturity is five years or less. The Fund anticipates maintaining an average dollar-weighted portfolio maturity of generally between two and three years. By restricting the maturities of the Fund's investments, the potential for dramatic changes in the value of the Fund's investments should be reduced, and the value of the Fund's shares should remain more stable than that of a longer-term bond fund. Investors should be mindful, however, that the value of the Fund's shares fluctuates based on changes in interest rates and in the credit quality of the issuers represented in its portfolio.

     The Fund invests at least 75% of its total assets in: U.S. Government and U.S. Government-related securities (as defined below in "Investment Objective and Policies -- Government Securities Fund"), dollar-denominated foreign government and corporate securities and short-term investments. These investments must be rated at least investment grade by a major rating agency at the time of purchase, or, if unrated, be judged by the Manager to be of comparable credit quality, except that the Fund's investments in short-term investments must be rated, or judged to be the equivalent of, "Prime." Some of these investments in the lowest investment grade category may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. The Income Fund will not dispose of a debt security merely because of a downward change in the credit rating of that security assigned by a major credit agency.

     The Fund may invest the remainder of its total assets (up to 25% under normal circumstances) in debt securities and preferred stocks rated below investment grade and unrated debt securities determined by the Manager to be of comparable credit quality commonly called junk bonds. Unrated debt securities will not exceed 10% of the Fund's total assets. Debt securities having low credit quality involve greater price volatility and risk of loss of principal and income than higher quality securities. To the extent the Fund invests in lower quality debt securities, its net asset value may be subject to greater fluctuation. For a description of these and other risks associated with lower quality debt securities, see "Other Investment Techniques and Strategies -- Investing in Lower-Rated Securities." Refer to Appendix A for a description of certain rating categories. In addition, Appendix B provides a summary of ratings assigned to debt holdings (not including money market instruments) of the Fund. These percentages are historical and do not necessarily indicate the current or future debt holdings of the Fund.

     The Fund may invest up to 20% of its total assets in mortgage dollar rolls. The Fund may also invest up to 5% of its total assets in inverse floating rate instruments. See "Other Investment Techniques and Strategies --Inverse Floating Rate Instruments and -- Mortgage Dollar Rolls." Consistent with the foregoing policies, the Fund may invest up to 5% of its total assets in non-dollar denominated securities of foreign issuers, including issuers in developing countries. These investments are subject to special risks. See "Other Investment Techniques and Strategies-- Foreign Securities."

     INVESTMENT OBJECTIVE AND POLICIES -- GOVERNMENTAL SECURITIES FUND. The Government Securities Fund seeks a high level of current income with a high degree of safety of principal by investing primarily (at least 65% of its total assets under normal market conditions) in U.S. Government securities and U.S. Government-related securities.

     U.S. Government securities are high quality instruments issued, or guaranteed as to principal and interest, by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. These may include bills, notes and bonds of the U.S. Treasury, mortgage participation certificates guaranteed by the Government National Mortgage Association (Ginnie Mae Certificates), or obligations of the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association. U.S. Government-related securities are obligations that are fully collateralized or otherwise secured by U.S. Government securities. U.S. Government securities and U.S. Government-related securities may include pools of consumer loans or mortgages, such as collateralized mortgage obligations (CMOs). The Fund's investments in privately issued CMOs will be limited to those rated within the two highest rating categories by a nationally recognized rating agency. CMOs are derivative securities; for a discussion of derivative securities, see "Other Investment Techniques and Strategies -- Derivative Investments." The U.S. Government and U.S. Government-related securities in which the Fund will invest may have fixed or floating rates of interest.

     U.S. Government and U.S. Government-related securities do not generally involve the credit risks associated with corporate debt securities. As a result, the Fund's yield is generally lower than the yield of most general purpose fixed-income funds, which assume certain credit risks in exchange for higher potential yield. Like corporate debt securities, however, the value of U.S. Government and U.S. Government-related securities, and thus the Fund's net asset value, generally fluctuates inversely with changes in interest rates.
The Manager may seek to take advantage of market developments and yield disparities by shortening average maturity in anticipation of rising interest rates and by lengthening average maturity in anticipation of declining interest rates. The Fund may also invest up to 20% of its total assets in mortgage dollar rolls. The Fund may invest up to 5% of its total assets in inverse floating rate instruments. Additional characteristics and risks associated with the securities in which the Fund invests and the investment techniques it uses are described under "Other Investment Techniques and Strategies -- U.S. Government Securities, -- Mortgage-Backed Securities and CMOs and -- Mortgage Dollar Rolls."

     Under normal circumstances, the Fund may invest the remainder of its assets (up to 35%) in investment grade debt obligations of private issuers.

     Although the Government Securities Fund invests primarily in U.S. Government and U.S. Government related securities which generally have less credit risk than other securities, AN INVESTMENT IN THE GOVERNMENT SECURITIES FUND IS NOT INSURED OR GUARANTEED.

     / / CAN A FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? Each Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, a Fund uses certain investment techniques and strategies in carrying out those investment policies. A Fund's investment policies and practices are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." A Fund's investment objective is not a fundamental policy. Fund shareholders will be given 30 days' advance written notice of a change to a Fund's investment objective.

     Fundamental policies are those that cannot be changed without the approval of a "majority" of a Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). A Fund's Board of Directors may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

     / / PORTFOLIO TURNOVER. A change in the securities held by a Fund is known as "portfolio turnover." Income Fund and Government Securities Fund may take advantage of short-term differentials in yields when short-term trading is consistent with their objectives of seeking income. While short-term trading increases portfolio turnover, the Funds incur little or no brokerage costs for U.S. Government securities. The portfolio turnover rates of Income Fund and Government Securities Fund were 57.08% and 50.64%, respectively for the fiscal year ended December 31, 1995. The "Financial Highlights," above, show the Funds' (other than Liquid Fund's) portfolio turnover rates during past fiscal years.

     High portfolio turnover may affect the ability of a Fund to qualify as a "regulated investment company" under the Internal Revenue Code and avoid being taxed on amounts distributed as dividends and capital gains to shareholders. Each Fund qualified as such in its fiscal period ended December 31, 1995 and intends to do so in the future, although it reserves the right not to qualify.

OTHER INVESTMENT TECHNIQUES AND STRATEGIES. The Funds may also use the investment techniques and strategies described below, which involve certain risks. The Statement of Additional Information contains more detailed information about these practices, including limitations on their use that may help to reduce some of the risks.

     / / DEBT SECURITIES. Each Fund may purchase debt securities consisting of corporate debt obligations, U.S. Government securities, municipal obligations, mortgage-backed and asset-backed securities, adjustable rate securities, stripped securities, custodial receipts for Treasury certificates, zero coupon bonds, equipment trust certificates, loan participation notes, structured notes and money market instruments. Debt securities are subject to changes in their value due to changes in prevailing interest rates. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of securities held by a Fund mean that the Fund's share prices can go up or down when interest rates change, because of the effect of the change on the value of the Fund's portfolio of debt securities. Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. Generally, higher-yielding, lower-rated bonds (which Income Fund may hold) are subject to greater credit risk than higher-rated bonds.

     / / INVESTING IN LOWER-RATED SECURITIES (INCOME FUND ONLY). The domestic and foreign debt securities Income Fund can invest in may include high-yield, "lower-grade" debt securities (including both high-yielding rated and unrated securities), commonly known as "junk bonds," because they generally offer higher income potential than investment grade securities. "Lower-grade" securities are those rated below "investment grade," which means they have a rating below "BBB" by Standard & Poor's or "Baa" by Moody's or similar ratings by other rating organizations. "Lower-grade" debt securities also include securities that are not rated by a nationally-recognized rating organization like Standard & Poor's or Moody's, but which the Manager judges to be comparable to lower-rated securities. Income Fund may not invest in securities rated below "B" by Standard & Poor's or Moody's. The Manager may retain securities whose ratings fall below B after purchase until the Manager determines that disposing of such securities is in the best interests of the Fund. Appendix B to this Prospectus describes the rating categories.

     High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics. Lower-grade securities have special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency ("credit risk"). All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. For foreign lower-grade debt securities, these risks are in addition to the risks of investing in foreign securities, described below. These risks mean that Income Fund may not achieve the expected income from lower-grade securities, and that Income Fund's net asset value per share may be affected by declines in value of these securities.

     The Manager does not rely on credit ratings assigned by rating agencies in assessing investment opportunities in such bonds. Ratings by credit agencies focus on safety of principal and interest payments and do not evaluate market risks. In addition, ratings by credit agencies may not be changed by the agencies in a timely manner to reflect subsequent economic events. By carefully selecting individual issues and diversifying portfolio holdings by industry sector and issuer, the Manager believes that the default risk of lower rated securities can be reduced. Emphasis on credit risk management involves the Manager's own internal analysis to determine the debt service capability, financial flexibility and liquidity of an issuer, as well as the fundamental trends and outlook for the issuer and its industry. The Manager's rating helps it determine the attractiveness of specific issues relative to the valuation by the market place of similarly rated credits.

     / / FOREIGN SECURITIES (INCOME FUND ONLY). Consistent with its investment objective and policies, Income Fund may purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. The Fund may purchase securities in any country, developed or underdeveloped. Investments in securities of issuers in underdeveloped countries generally involve more risk and may be considered highly speculative. As a matter of fundamental policy, Income Fund may not invest more than 10% of its total assets in foreign securities, except the following securities, in which the Fund may invest up to 25% of its total assets: foreign equity and debt securities (i) issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, and (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the NYSE. Foreign currency will be held by Income Fund only in connection with the purchase or sale of foreign securities.

     / / FOREIGN SECURITIES HAVE SPECIAL RISKS. For example, foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by changes in foreign currency rates, exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

     / / WARRANTS AND RIGHTS (INCOME FUND ONLY). Warrants are options to purchase stock at set prices that are valid for a limited period of time.
Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Income Fund may invest up to 5% of its total assets in warrants or rights. That 5% limitation does not apply to warrants Income Fund has acquired as part of units with other securities or that are attached to other securities. No more than 2% of Income Fund's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange. For further details, see "Warrants and Rights" in the Statement of Additional Information.

     / / U.S. GOVERNMENT SECURITIES (ALL FUNDS). Each Fund may purchase U.S. Government Securities. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, and mortgage participation certificates guaranteed by the Government National Mortgage Association ("Ginnie Mae") are supported by the full faith and credit of the U.S. Government, which in general terms means that the U.S. Treasury stands behind the obligation to pay principal and interest. Ginnie Mae certificates are one type of mortgage-related U.S. Government Security a Fund may invest in. Other mortgage-related U.S. Government Securities the Funds invest in that are issued or guaranteed by federal agencies or government-sponsored entities are not supported by the full faith and credit of the U.S. Government. Those securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Mortgage Corporation ("Freddie Mac"), obligations supported only by the credit of the instrumentality, such as Federal National Mortgage Association ("Fannie Mae") or the Student Loan Marketing Association and obligations supported by the discretionary authority of the U.S. Government to repurchase certain obligations of U.S. Government agencies or instrumentalities such as the Federal Land Banks and the Federal Home Loan Banks. Other U.S. Government Securities a Fund may invest in are collateralized mortgage obligations ("CMOs").

     The value of U.S. Government Securities will fluctuate depending on prevailing interest rates. Because the yields on U.S. Government Securities are generally lower than on corporate debt securities, when a Fund holds U.S. Government Securities it may attempt to increase the income it can earn from them by writing covered call options against them, when market conditions are appropriate. Writing covered calls is explained below, under "Hedging."

     / / MORTGAGE-BACKED SECURITIES AND CMOS (ALL FUNDS). Certain mortgage-backed securities, whether issued by the U.S. Government or by private issuers, "pass-through" to investors the interest and principal payments generated by a pool of mortgages assembled for sale by government agencies including the Federal Housing Administration, the Farmers Home Administration or the Veterans Administration. Pass-through mortgage-backed securities entail the risk that principal may be repaid at any time because of prepayments on the underlying mortgages. That may result in greater price and yield volatility than traditional fixed-income securities that have a fixed maturity and interest rate.

     Each Fund (other than Liquid Fund) may also invest in CMOs, which generally are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payment of the interest and principal generated by the pool of mortgages relating to the CMOs are passed through to the holders as the payments are received. CMOs are issued with a variety of classes or series which have different maturities. Certain CMOs may be more volatile and less liquid than other types of mortgage-related securities, because of the possibility of the prepayment of principal due to prepayments on the underlying mortgage loans.

     Each Fund (other than Liquid Fund) may also invest in CMOs that are "stripped." That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "P/O") and the other which receives some or all of the interest (and is known as an "I/O"). P/Os and I/Os are generally referred to as "derivative investments," discussed further below.

     The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, a Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, a Fund might receive back less than its investment.

     The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

     Private-issuer stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, most private-issuer stripped securities may be deemed "illiquid." If a Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment policy limiting investments in illiquid securities to 10% of the Fund's net assets.

     / / ASSET-BACKED SECURITIES (INCOME FUND AND GOVERNMENT SECURITIES FUND). Income Fund and Government Securities Fund may invest in "asset-backed" securities. These represent interests in pools of consumer loans and other trade receivables, similar to mortgage-backed securities. They are issued by trusts and "special purpose corporations." They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as one of the Funds. These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's value. These securities present special risks. For example, in the case of credit card receivables, the issuer of the security may have no security interest in the related collateral.

     / / INVERSE FLOATING RATE INSTRUMENTS (INCOME FUND AND GOVERNMENT SECURITIES FUND). Income Fund and Government Securities Fund may invest in inverse floating rate debt instruments ("inverse floaters"), including leveraged inverse floaters and inverse floating rate mortgage-backed securities, such as inverse floating rate "interest only" stripped mortgage-backed securities. The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

     / / MORTGAGE DOLLAR ROLLS (INCOME FUND AND GOVERNMENT SECURITIES FUND). Income Fund and Government Securities Fund may each invest up to 20% of their respective assets in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. All rolls entered into by the Fund will be covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. The Manager is also permitted to purchase mortgage-backed securities and to sell such securities without regard to the length of time held in separate transactions that do not constitute dollar rolls. For financial reporting and tax purposes, the Fund treats mortgage rolls as two separate transactions: one involving the purchase of securities and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

     / / SHORT-TERM DEBT SECURITIES. Each Fund may in the judgment of the Manager hold cash or invest without limit in money market instruments. Only the Income Fund may invest in money market instruments denominated in foreign currency. The high quality, short-term money market instruments in which a Fund may invest include U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of domestic or foreign banks and savings and loan associations. The Income Fund will only purchase money market instruments denominated in a foreign currency within the limitations described under "Foreign Securities" and whose issuers have at least one billion dollars (U.S.) of assets.

     The Funds may also invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investment in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

     / / LOANS OF PORTFOLIO SECURITIES (ALL FUNDS). Subject to its investment policies and restrictions, each Fund may seek to increase its income by lending portfolio securities. A Fund must receive collateral for a loan. These loans are limited to not more than 33 1/3% of the Fund's total assets and are subject to other conditions described in the Statement of Additional

Information. See "Loans of Portfolio Securities" in the Statement of Additional Information on securities loans.

     / / "WHEN-ISSUED" AND DELAYED DELIVERY TRANSACTIONS (ALL FUNDS EXCEPT LIQUID FUND). Each Fund (other than Liquid Fund) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to a Fund if the value of the security declines prior to the settlement date.

     / / REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, a Fund may experience costs in disposing of the collateral and may experience losses if there is any delay in doing so.

     / / ILLIQUID AND RESTRICTED SECURITIES (ALL FUNDS). Under the policies established by each Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. A Fund will not invest more than 10% of its total assets in illiquid and restricted securities.

     / / HEDGING (ALL FUNDS OTHER THAN LIQUID FUND). A Fund may write covered call options on securities, bond indices and, in the case of Income Fund, foreign currency and may purchase and sell certain kinds of futures contracts, forward contracts and options on futures, broadly-based bond indices and, in the case of Income Fund, foreign currencies, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." A Fund may use hedging instruments for hedging, and, in the case of covered calls, non-hedging purposes as described below.

     A Fund may write covered call options and buy and sell futures and, in the case of Income Fund, buy and sell forward contracts for a number of purposes.
It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures and writing covered calls, hedge a Fund's portfolio against price fluctuations.

     Other hedging strategies, such as buying futures, tend to increase a Fund's exposure to the securities market. Forward contracts are used by Income Fund to try to manage foreign currency risks on Income Fund's foreign investments. Foreign currency options are also used by Income Fund to try to protect against declines in the dollar value of foreign securities Income Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to a Fund for liquidity purposes, defensive reasons, or to raise cash to distribute to shareholders.

     / /  FUTURES.  A Fund may buy and sell futures contracts that relate to
(1) foreign currencies (Income Fund only), (2) financial indices, including, in the case of Income Fund, foreign government securities indices (these are referred to as Financial Futures), and (3) interest rates (these are referred to as Interest Rate Futures). These types of Futures are described in "Hedging" in the Statement of Additional Information.

     / / COVERED CALL OPTIONS AND OPTIONS ON FUTURES. A Fund may write (that is, sell) call options on securities, indices and, in the case of Income Fund, foreign currencies for hedging purposes and write call options on Futures for hedging and non-hedging purposes, but only if all such calls are "covered."
This means the Fund must own the security subject to the call while the call is outstanding or segregate appropriate liquid assets. When a Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). After the Fund writes a call, not more than 20% of the value of its total assets may be subject to calls.

     A Fund may sell covered call options that are traded on U.S. or, in the case of Income Fund, foreign securities or commodity exchanges or which are used by the Options Clearing Corporation. In the case of foreign currency options, they may be quoted by major recognized dealers in those options.

     / / FORWARD CONTRACTS (INCOME FUND ONLY). Forward Contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. Income Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. Normally, Income Fund will not engage in "cross hedging," where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated. Income Fund will not speculate in foreign exchange.

     / / INTEREST RATE SWAPS. A Fund may enter into interest rate swaps both for hedging and to seek to increase total return. In an interest rate swap, a Fund and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate interest payments for fixed rate payments. A Fund enters into swaps only on a net basis, which means the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. A Fund will segregate liquid assets (such as cash or U.S. Government Securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

     / / HEDGING INSTRUMENTS CAN BE VOLATILE INVESTMENTS AND MAY INVOLVE SPECIAL RISKS. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     Options trading involves the payment of premiums, and options, futures and forward contracts are subject to special tax rules that may affect the amount, timing and character of a Fund's income and distributions. There are also special risks in particular hedging strategies. For example, if a covered call written by a Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Interest rate swaps are subject to the risk that the other party will fail to meet its obligations (or that the underlying issuer will fail to pay on time), as well as interest rate risks. A Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information.

     / / DERIVATIVE INVESTMENTS (OTHER THAN LIQUID FUND). In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. A Fund may not purchase or sell physical commodities; however, Income Fund may purchase and sell foreign currency in hedging transactions. This shall not prevent a Fund from selling covered call options and buying or selling futures contracts or from investing in securities or other instruments backed by physical commodities.

     Derivative investments used by a Fund are used in some cases for hedging purposes and in other cases to seek income. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) may be considered "derivative investments."

     A Fund may invest in different types of derivatives. "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. A Fund may invest in "debt exchangeable for common stock" of an issuer or "equity-linked" debt securities of an issuer. At maturity, the principal amount of the debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the expected principal amount of the debt.

     There are special risks in investing in derivative investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security might not perform the way the Manager expected it to perform. Markets, underlying securities and indices may move in a direction not anticipated by the Manager. Performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that a Fund will realize less principal or income from the investment than expected. Certain derivative investments held by a Fund may be illiquid. Please refer to "Illiquid and Restricted Securities."

OTHER INVESTMENT RESTRICTIONS. Each Fund has investment restrictions which are "fundamental" policies. Among these fundamental policies, Income Fund cannot do any of the following:

     / / Borrow amounts in excess of 10% of the Fund's total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5% of the Fund's total assets.

     / / (a) Invest more than 5% of the Fund's total assets (taken at market value at the time of each investment) in the securities (other than United States Government or Government agency securities) of any one issuer (including repurchase agreements with any one bank or dealer) or more than 15% of the Fund's total assets in the obligations of any one bank; and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements.

     / / Invest more than 25% of its assets in securities of issuers in any single industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (e.g., gas, gas transmission, electric or telephone) shall be considered a separate industry. This test shall be applied on a pro forma basis using the market value of all assets immediately prior to making any investment.

     / / Allow its current obligations under reverse repurchase agreements (together with borrowings) to exceed one-third of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

     Liquid Fund and Government Securities Fund cannot do any of the following:

     / / Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, borrow in the aggregate more than 10% of the value of its total assets, or invest in portfolio securities while outstanding borrowings exceed 5% of the value of its total assets.

     / / Invest more than 15% of the value of its total assets in the obligations of any one bank, or invest more than 5% of the value of its total assets in the commercial paper of any one issuer.

     / / Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by domestic bankers and domestic bankers' acceptances (excluding foreign branches of domestic banks).


HOW THE FUNDS ARE MANAGED

ORGANIZATION AND HISTORY. The Company was organized in 1981 as a Maryland corporation. The Company is an open-end management investment company. Organized as a series fund, the Company presently has eight series, each of which is diversified.

     The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee each Fund's activities, review its performance, and review the actions of the Manager. "Directors and Officers of the Fund" in the Statement of Additional Information names the Directors and officers of the Funds and provides more information about them. Although the Funds are not required by law to hold annual meetings, they may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Company's Articles of Incorporation.

     The Board of Directors has the power, without shareholder approval, to divide unissued shares of the Company into two or more classes. With respect to Income Fund and Government Securities Fund, the Board has done so, and each of these Funds currently has two classes of shares, Class A and Class B. Liquid Fund offers only a single class of shares. All classes of a Fund invest in the same investment portfolio. Each class has its own dividends and distributions, and pays certain expenses which may be different for the different classes.
Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and shares of a particular class vote as a class on matters that affect that class alone.

Shares are freely transferrable. Please refer to "How the Funds are Managed" in the Statement of Additional Information for further information on voting of shares.

THE MANAGER AND ITS AFFILIATES. The Funds are managed by the Manager, OppenheimerFunds, Inc., which is responsible for each Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under separate Investment Advisory Agreements for each Fund which state the Manager's responsibilities and its fees. The Agreements set forth the fees paid by a Fund to the Manager, and describes the expenses that a Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959. The Manager and its affiliates currently manage investment companies, including other Oppenheimer funds, with assets of more than $40 billion as of December 31, 1995, and with more than 2.8 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     / / PORTFOLIO MANAGERS. The Portfolio Manager of Government Securities Fund and Income Fund is David A. Rosenberg. He is a Vice President of the Manager and has been the person principally responsible for the day-to-day management of the Funds' portfolio since March 1996. Mr. Rosenberg also serves as a portfolio manager of other Oppenheimer funds. Previously he was an officer and portfolio manager for Delaware Investment Advisors and for one of its mutual funds. The Portfolio Manager of Liquid Fund is Carol E. Wolf. Ms. Wolf has been the person principally responsible for the day-to-day management of Liquid Fund's portfolio since March 1996. Ms. Wolf is also an officer of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager, and is an officer and portfolio manager of other Oppenheimer funds.

     / / FEES AND EXPENSES. Under separate Investment Advisory Agreements with each Fund, each Fund pays the Manager a monthly fee equal to a percentage of the Fund's average daily net assets as follows:

LIQUID FUND

     NET ASSET VALUE                         ANNUAL RATE
     ---------------                         -----------
     First $200,000,000 ....................    0.50%
     Next $100,000,000 .....................    0.45%
     Amount over $300,000,000 ..............    0.40%

GOVERNMENT SECURITIES FUND AND INCOME FUND

     NET ASSET VALUE                         ANNUAL RATE
     --------------                          -----------
     First $300,000,000 ....................   0.625%
     Next $100,000,000 .....................   0.500%
     Amount over $400,000,000 ..............   0.450%

     Each Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of a Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreements and the other expenses paid by the Funds is contained in the Statement of Additional Information.

     There is also information about the Funds' brokerage policies and practices in "Brokerage Policies of the Funds" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Funds' portfolio transactions. Because the Funds purchase most of their portfolio securities directly from the sellers and not through brokers, the Funds therefore incur relatively little expense for brokerage. From time to time the Funds may use brokers when buying portfolio securities. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreements to consider whether brokers have sold shares of the Funds or any other funds for which the Manager serves as investment adviser.

     / / THE DISTRIBUTOR. A Fund's shares are sold through dealers and brokers that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as each Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     / / THE TRANSFER AGENT. Each Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for each Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts, to the Transfer Agent at the address and toll-free number shown below in this Prospectus or on the back cover.


PERFORMANCE OF THE FUNDS

EXPLANATION OF PERFORMANCE TERMINOLOGY. Each Fund uses the terms "total return" and "yield" to illustrate its performance. Liquid Fund also uses "compounded effective yield" to illustrate its performance. The performance of each class of shares of Income Fund and Government Securities Fund is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in a Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased).
A Fund's performance data may help you see how well your investment has done over time.

     It is important to understand that a Fund's yields and total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare a Fund's performance. A Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and, in the case of Income Fund or Government Securities Fund, which class of shares you purchase.

     / / TOTAL RETURNS. There are different types of "total returns" used to measure a Fund's performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show a Fund's actual year-by-year performance.

     In the case of Income Fund and Government Securities Fund, when total returns are quoted for Class A shares, they include the payment of the current maximum initial sales charge. When total returns are shown for Class B shares, they include the effect of the contingent deferred sales charge that applies to the period for which total return is shown. Total returns may also be quoted at "net asset value," without including the effect of either the front-end or the contingent deferred sales charge, as applicable, and those returns would be reduced if sales charges were deducted.

     / / YIELD FOR INCOME FUND AND GOVERNMENT SECURITIES FUND. Each class of shares of Income Fund and Government Securities Fund calculates its yield by dividing the annualized net investment income per share on the portfolio during a 30-day period by the maximum offering price on the last day of the period. The yield of each class will differ because of the different expenses of each class of shares. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends of a class derived from net investment income during a stated period by the maximum offering price on the last day of the period. Yields and dividend yields for Class A shares reflect the deduction of the maximum initial sales charge, but may also be shown based on a Fund's net asset value per share. Yields for Class B shares do not reflect the deduction of the contingent deferred sales charge.

     / / YIELD FOR LIQUID FUND. The "yield" of Liquid Fund is the income generated by an investment in the Fund over a seven-day period, which is then "annualized." In annualizing, the amount of income generated by the investment during that seven days is assumed to be generated each week over a 52-week period, and is shown as a percentage of the investment.

     The "compounded effective yield" is calculated similarly, but the annualized income earned by an investment in Liquid Fund is assumed to be reinvested in additional shares. The "compounded effective yield" will be slightly higher than the yield because of the effect of the assumed reinvestment.


A B O U T   Y O U R   A C C O U N T


HOW TO BUY SHARES

LIQUID FUND. Shares of Liquid Fund are sold at the share price next calculated after receipt of your purchase order. There is no sales charge for direct purchases of Liquid Fund shares.

INCOME FUND AND GOVERNMENT SECURITIES FUND. Income Fund and Government Securities Fund each offer investors two different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

     / / CLASS A SHARES. If you buy Class A shares, you pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by OppenheimerFunds prototype 401(k) plans). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for OppenheimerFunds prototype 401(k) plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares," below.

     / / CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within five years of buying them, you will normally pay a contingent deferred sales charge that varies depending on how long you owned your shares, as described in "Buying Class B Shares," below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. A Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

     In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in a Fund. We used the sales charge rates that apply to each class, and considered the effect of the asset-based sales charge on Class B expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in your investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on a Fund's actual investment returns, and the operating expenses borne by each class of shares, and which class of shares you invest in.

     The factors discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

     / / HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses your choice will also depend on how much you invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B shares for which no initial sales charge is paid.

     / / INVESTING FOR THE SHORT TERM. If you have a short term investment horizon (that is, you plan to hold your shares for not more than five years), you should probably consider purchasing Class A shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.

     And for most investors who invest $500,000 or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares from a single investor.

     / / INVESTING FOR THE LONGER TERM. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for six years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charge available for larger investments in Class A shares under a Fund's Right of Accumulation.

     Of course all of these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and you should analyze your options carefully.

     / / ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Because some features (such as check writing) may not be available to Class B shareholders, or other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge in non-retirement accounts) for Class B shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. For example, share certificates are not available for Class B shares and if you are considering using your shares as collateral for a loan, this may be a factor to consider. Additionally, dividends payable to Class B shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A, such as the Class B asset-based sales charges described below and in the Statement of Additional Information.

     / / HOW DOES IT AFFECT PAYMENTS TO MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares, may receive different compensation for selling one class than for selling another class. It is important that investors understand that the purpose of the Class B contingent deferred sales charges and asset-based sales charges are the same as the purpose of the front-end sales charge on sales of Class A shares: to reimburse the Distributor for commissions it pays to dealers and financial institutions for selling shares.

HOW MUCH MUST YOU INVEST? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:

     With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments for as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

     Under pension and profit-sharing plans and Individual Retirement Accounts
(IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

     There is no minimum investment requirement if you are buying shares by reinvesting dividends from a Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

     / / HOW ARE SHARES PURCHASED? You can buy shares several ways --through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. WHEN YOU BUY SHARES OF INCOME FUND OR GOVERNMENT SECURITIES FUND, BE SURE TO SPECIFY CLASS A OR CLASS B SHARES. IF YOU DO NOT CHOOSE, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

     / / BUYING SHARES THROUGH YOUR DEALER. Your dealer will place your order with the Distributor on your behalf.

     / / BUYING SHARES THROUGH THE DISTRIBUTOR. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

     / / PAYMENT BY FEDERAL FUNDS WIRE (LIQUID FUND ONLY). Shares of Liquid Fund may be purchased by Federal Funds wire. The minimum investment is $2,500. You must FIRST call the

Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and to receive further instructions.

     / / GUARANTEE PAYMENT (LIQUID FUND ONLY). Broker-dealers that have sales agreements with the Distributor may place purchase orders for shares on a regular business day with the Distributor before the close of The New York Stock Exchange, which is normally 4:00 P.M., but may be earlier on some days, and the order will be effected that day if the broker-dealer guarantees that the Fund's custodian bank will receive Federal Funds to pay for the purchase by 2:00 P.M. on the next regular business day. Dividends will begin to accrue on shares purchased in this way on the regular business day the Federal Funds are received by the required time.

     / / BUYING SHARES THROUGH OPPENHEIMERFUNDS ACCOUNTLINK. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member to transmit funds electronically to PURCHASE SHARES, to have the Transfer Agent SEND REDEMPTION PROCEEDS, or to TRANSMIT DIVIDENDS AND DISTRIBUTIONS.

     Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink," below for more details.

     / / ASSET BUILDER PLANS. You may purchase shares of a Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

     / / AT WHAT PRICES ARE SHARES SOLD? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

     If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY REJECT ANY PURCHASE ORDER FOR FUND SHARES.

SPECIAL SALES CHARGE ARRANGEMENTS FOR CERTAIN PERSONS. Appendix C to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of Fund shares (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds and Former Connecticut Mutual Funds (each as defined in that Appendix).

BUYING CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, a Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. Different sales charge rates and commissions applied to sales of Class A shares prior to March 18, 1996. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                            FRONT-END SALES           FRONT-END SALES            COMMISSION AS
AMOUNT OF PURCHASE          CHARGE AS PERCENTAGE      CHARGE AS PERCENTAGE       PERCENTAGE OF
OFFERING PRICE              OF OFFERING PRICE         OF AMOUNT INVESTED         OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $50,000                  4.75%                     4.98%                     4.00%
------------------------------------------------------------------------------------------------
$50,000 or more but
less than $100,000                 4.50%                     4.71%                     3.75%
------------------------------------------------------------------------------------------------
$100,000 or more but
less than $250,000                 3.50%                     3.63%                     2.75%
------------------------------------------------------------------------------------------------
$250,000 or more but
less than $500,000                 2.50%                     2.56%                     2.00%
------------------------------------------------------------------------------------------------
$500,000 or more but
less than $1 million               2.00%                     2.04%                     1.60%
------------------------------------------------------------------------------------------------

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     / / CLASS A CONTINGENT DEFERRED SALES CHARGE. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

     / / purchases aggregating $1 million or more, or

     / / purchases by an OppenheimerFunds prototype 401(k) plan that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

     The Distributor pays dealers of record commissions on those purchases in an amount equal to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on the amount of those purchases in excess of $1 million ($500,000 for purchases by OppenheimerFunds 401(k) prototype plans) that were not previously subject to a front-end sales charge and dealer commission.

     If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge will be equal to 1.0% either (1) of the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less. The Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

     In determining whether a contingent deferred sales charge is payable, a Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

     No Class A contingent deferred sales charge is charged on exchanges of shares under a Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

     / / SPECIAL ARRANGEMENTS WITH DEALERS. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Dealers whose sales of Class A shares of Oppenheimer funds (other than money market funds) under OppenheimerFunds-sponsored 403(b)(7) custodial plans exceed $5 million per year (calculated per quarter), will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.

REDUCED SALES CHARGES FOR CLASS A SHARE PURCHASES. You may be eligible to buy Class A shares of Income Fund or Government Securities Fund at reduced sales charge rates in one or more of the following ways:

     / / RIGHT OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

     Additionally, you can add together current purchases of Class A and Class B shares of a Fund and other Oppenheimer funds to reduce the sales charge rate for current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

     / / LETTER OF INTENT. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of a Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

     / / WAIVERS OF CLASS A SALES CHARGES. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

     WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES FOR CERTAIN PURCHASERS. Class A shares purchased by the following investors are not subject to any Class A sales charges:

     / / the Manager or its affiliates;

     / / present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of a Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

     / / registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

     / / dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

     / / employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

     / / dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of a Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or advisor for the purchase or sale of Fund shares)

     / / dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor to sell shares of defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administrative services.

     / / directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

     / / accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

     / / any unit investment trust that has entered into an appropriate agreement with the Distributor;

     / / a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B TRAC-2000 program on November 24, 1995; or

     / / qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by March 31, 1996.

     WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES IN CERTAIN TRANSACTIONS. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

     / / shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party;

     / / shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or one of its affiliates acts as sponsor;

     / / shares purchased by the reinvestment of dividends or other distributions reinvested from a Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

     / / shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your Fund shares, and the Distributor may require evidence of your qualification for this waiver; and

     / / shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

     WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

     / / for retirement distributions or loans to participants or beneficiaries from qualified retirement plans, deferred compensation plans or other employee benefit plans, including OppenheimerFunds prototype 401(k) plans (these are all referred to as "Retirement Plans");

     / /  to return excess contributions made to Retirement Plans;

     / / to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

     / / involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

     / / if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase); or

     / / for distributions from OppenheimerFunds prototype 401(k) plans for any of the following cases or purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established);
(2) hardship withdrawals, as defined in the plan; (3) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (4) to meet the minimum distribution requirements of the Internal Revenue Code; (5) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code, or (6) separation from service.

     / / SERVICE PLAN FOR CLASS A SHARES. Each of Income Fund and Government Securities Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of a Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if a Fund's Board of Directors authorizes such reimbursements, which no Fund Board has done as yet) for its other expenditures under the Plan.

     Services to be provided include, among others, answering customer inquiries about a Fund, assisting in establishing and maintaining accounts in a Fund, making a Fund's investment plans available and providing other services at the request of a Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer or its customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

BUYING CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B contingent deferred sales charge is paid to the Distributor to compensate it for providing distribution-related services to a Fund in connection with the sale of Class B shares.

     To determine whether the contingent deferred sales charge applies to a redemption, a Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over five years, and (3) shares held the longest during the five-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B Sales Charges," below.

     The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

YEARS SINCE BEGINNING OF          CONTINGENT DEFERRED SALES CHARGE
MONTH IN WHICH                    ON REDEMPTIONS IN THAT YEAR
PURCHASE ORDER WAS ACCEPTED       (AS % OF AMOUNT SUBJECT TO CHARGE)
--------------------------------------------------------------------
0-1                                             5.0%
--------------------------------------------------------------------
1-2                                             4.0%
--------------------------------------------------------------------
2-3                                             3.0%
--------------------------------------------------------------------
3-4                                             3.0%
--------------------------------------------------------------------
4-5                                             2.0%
--------------------------------------------------------------------
5-6                                             1.0%
--------------------------------------------------------------------
6 and following                                 None

     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made. Different contingent deferred sales charges applied to redemptions of Class B shares prior to March 18, 1996.

     / / AUTOMATIC CONVERSION OF CLASS B SHARES. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A and Class B Shares" in the Statement of Additional Information.

     / / DISTRIBUTION AND SERVICE PLANS FOR CLASS B SHARES. Each of Income Fund and Government Securities Fund has adopted Distribution and Service Plans for Class B shares to compensate the Distributor for its costs in distributing
Class B shares and servicing accounts. Under the Plans, a Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less. The Distributor also receives a service fee of 0.25% per year.

     Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge allows investors to buy Class B shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B shares have been sold by the dealer and retains the service fee paid by a Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

     The Distributor currently pays sales commissions of 2.75% on the purchase price of Class B shares to dealers from its own resources at the time of sale. The total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 3.00% of the purchase price. A Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B shares. Those payments, retained by the Distributor, are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B shares.

     The Distributor's actual expenses in selling Class B shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from a Fund under the Distribution and Service Plans for Class B shares. Therefore, those expenses may be carried over and paid in future years. If a Fund terminates its Plan, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

     / / WAIVERS OF CLASS B SALES CHARGES. The Class B contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

     WAIVERS FOR REDEMPTIONS IN CERTAIN CASES. The Class B contingent deferred sales charges will be waived for redemptions of shares in the following cases, if the Transfer Agent is notified that these conditions apply to the redemption:

     / / distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the

Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

     / / redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

     / / returns of excess contributions to Retirement Plans;

     / / distributions from IRAs (including SEP-IRAs and SAR/SEP accounts) before the participant is age 59-1/2, and distributions from 403(b)(7) custodial plans or pension or profit sharing plans before the participant is age 59-1/2 but only after the participant has separated from service, if the distributions are made in substantially equal periodic payments over the life (or life expectancy) of the participant or the joint lives (or joint life and last survivor expectancy) of the participant and the participant's designated beneficiary (and the distributions must comply with other requirements for such distributions under the Internal Revenue Code and may not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request);

     / / shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below; or

     / / distributions from OppenheimerFunds prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

     WAIVERS FOR SHARES SOLD OR ISSUED IN CERTAIN TRANSACTIONS. The contingent deferred sales charge is also waived on Class B shares sold or issued in the following cases:

     / / shares sold to the Manager or its affiliates;

     / / shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; and

     / / shares issued in plans of reorganization to which a Fund is a party.


SPECIAL INVESTOR SERVICES

ACCOUNTLINK. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

     AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

     / / USING ACCOUNTLINK TO BUY SHARES. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

     / / PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

     / / PURCHASING SHARES. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with a Fund, to pay for these purchases.

     / / EXCHANGING SHARES. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

     / / SELLING SHARES. You can redeem shares by telephone automatically by calling the PhoneLink number and a Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Each Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

     / / AUTOMATIC WITHDRAWAL PLANS. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

     / / AUTOMATIC EXCHANGE PLANS. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the same Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

RETIREMENT PLANS. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

     / / INDIVIDUAL RETIREMENT ACCOUNTS including rollover IRAs, for individuals and their spouses

     / / 403(b)(7) CUSTODIAL PLANS for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

     / / SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SARSEP-IRAs

     / / PENSION AND PROFIT-SHARING PLANS for self-employed persons and other employers

     / / 401(k) PROTOTYPE RETIREMENT PLANS for businesses

     Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.


HOW TO SELL SHARES

     You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. Each Fund offers you a number of ways to sell your shares: in writing, or by using the Fund's check writing privilege, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you sell shares of the Liquid Fund which were acquired by an exchange from Class B shares or Class A shares subject to a CDSC of any of the other Oppenheimer funds, such shares of Liquid Fund when redeemed are subject to the CDSC rate of the original shares purchased.

     IF YOU HAVE QUESTIONS ABOUT ANY OF THESE PROCEDURES, AND ESPECIALLY IF YOU ARE REDEEMING SHARES IN A SPECIAL SITUATION, SUCH AS DUE TO THE DEATH OF THE OWNER, OR FROM A RETIREMENT PLAN, PLEASE CALL THE TRANSFER AGENT FIRST, AT 1-800-525-7048, FOR ASSISTANCE.

     / / RETIREMENT ACCOUNTS. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

     / / CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and the Funds from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

     / / You wish to redeem more than $50,000 worth of shares and receive a check

     / / The redemption check is not payable to all shareholders listed on the account statement

     / / The redemption check is not sent to the address of record on your account statement

     / / Shares are being transferred to a Fund account with a different owner or name

     / / Shares are redeemed by someone other than the owners (such as an Executor)

     / / WHERE CAN I HAVE MY SIGNATURE GUARANTEED? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. IF YOU ARE SIGNING AS A FIDUCIARY OR ON BEHALF OF A CORPORATION, PARTNERSHIP OR OTHER BUSINESS, OR AS A FIDUCIARY YOU MUST ALSO INCLUDE YOUR TITLE IN THE SIGNATURE.

SELLING SHARES BY MAIL.  Write a "letter of instructions" that includes:

     / / Your name

     / / Your Fund's name

     / / Your Fund account number (from your account statement)

     / / The dollar amount or number of shares to be redeemed

     / / Any special payment instructions

     / / Any share certificates for the shares you are selling

     / / The signatures of all registered owners exactly as the account is registered, and

     / / Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

USE THE FOLLOWING ADDRESS FOR REQUESTS BY MAIL:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

SEND COURIER OR EXPRESS MAIL REQUESTS TO:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

SELLING SHARES BY TELEPHONE. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. YOU MAY NOT REDEEM SHARES HELD IN AN OPPENHEIMERFUNDS RETIREMENT PLAN OR UNDER A SHARE CERTIFICATE BY TELEPHONE.

     / / To redeem shares through a service representative, call 1-800-852-8457

     / /  To redeem shares automatically on PhoneLink, call 1-800-533-3310

     Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

     / / TELEPHONE REDEMPTIONS PAID BY CHECK. Up to $50,000 may be redeemed by telephone, in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

     / / TELEPHONE REDEMPTIONS THROUGH ACCOUNTLINK OR WIRE. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account if the bank is a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable a Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

CHECK WRITING. To be able to write checks against your Fund account, you may request that privilege on your account Application or you can contact the Transfer Agent for signature cards, which must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.

     / / Checks can be written to the order of whomever you wish, but may not be cashed at a Fund's bank or custodian.

     / / CHECK WRITING PRIVILEGES ARE NOT AVAILABLE FOR ACCOUNTS HOLDING CLASS B SHARES, OR CLASS A SHARES THAT ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE.

     / / Checks must be written for at least $100.

     / / Checks cannot be paid if they are written for more than your account value. REMEMBER: YOUR SHARES FLUCTUATE IN VALUE AND YOU SHOULD NOT WRITE A CHECK CLOSE TO THE TOTAL ACCOUNT VALUE.

     / / You may not write a check that would require your Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

     / / Don't use your checks if you changed your Fund account number.

SELLING SHARES THROUGH YOUR DEALER. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

SELLING SHARES BY WIRE (LIQUID FUND ONLY). You may request that redemption proceeds of Liquid Fund of $2,500 or more be wired to a previously designated account at a commercial bank that is a member of the Federal Reserve wire system. The wire will normally be transmitted on the next bank business day after the redemption of shares. To place a wire redemption request, call the Transfer Agent at 1-800-525-7048. There is a $10 fee for each wire.

HOW TO EXCHANGE SHARES

     Shares of a Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

     / / Shares of the fund selected for exchange must be available for sale in your state of residence.

     / / The prospectuses of your Fund and the fund whose shares you want to buy must offer the exchange privilege.

     / / You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.

     / / You must meet the minimum purchase requirements for the fund you purchase by exchange.

     / / BEFORE EXCHANGING INTO A FUND, YOU SHOULD OBTAIN AND READ ITS
PROSPECTUS.

     SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER OPPENHEIMER FUNDS. For example, you can exchange Class A shares of a Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

     Exchanges may be requested in writing or by telephone:

     / / WRITTEN EXCHANGE REQUESTS. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

     / / TELEPHONE EXCHANGE REQUESTS. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same names and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

     There are certain exchange policies you should be aware of:

     / / Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to a Fund.

     / / Because excessive trading can hurt fund performance and harm shareholders, a Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     / / A Fund may amend, suspend or terminate the exchange privilege at any time. Although a Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

     / / For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a taxable gain or a loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

     / / If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

SHAREHOLDER ACCOUNT RULES AND POLICIES

     / / NET ASSET VALUE PER SHARE is determined for each class of shares as of the close of The New York Stock Exchange which is normally 4:00 P.M., but may be earlier on some days, on each day the Exchange is open by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding. Each Fund's Board of Directors has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

     / / THE OFFERING OF SHARES may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in a Fund's best interest to do so.

     / / TELEPHONE TRANSACTION PRIVILEGES for purchases, redemptions or exchanges may be modified, suspended or terminated by a Fund at any time. If an account has more than one owner, a Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

     / / THE TRANSFER AGENT WILL RECORD ANY TELEPHONE CALLS to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor a Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

     / / REDEMPTION OR TRANSFER REQUESTS WILL NOT BE HONORED UNTIL THE TRANSFER AGENT RECEIVES ALL REQUIRED DOCUMENTS IN PROPER FORM. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

     / / DEALERS THAT CAN PERFORM ACCOUNT TRANSACTIONS FOR THEIR CLIENTS BY PARTICIPATING IN NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Funds if the dealer performs any transaction erroneously.

     / / THE REDEMPTION PRICE FOR SHARES WILL VARY from day to day because the value of the securities in a Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A and Class B shares. Therefore, the redemption value of your shares may be more or less than their original cost.

     / / PAYMENT FOR REDEEMED SHARES is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. THE TRANSFER AGENT MAY DELAY FORWARDING A CHECK OR PROCESSING A PAYMENT VIA ACCOUNTLINK FOR RECENTLY PURCHASED SHARES, BUT ONLY UNTIL THE PURCHASE PAYMENT HAS CLEARED. THAT DELAY MAY BE AS MUCH AS 10 DAYS FROM THE DATE THE SHARES WERE PURCHASED. THAT DELAY MAY BE AVOIDED IF YOU PURCHASE SHARES BY CERTIFIED CHECK OR ARRANGE WITH YOUR BANK TO PROVIDE TELEPHONE OR WRITTEN ASSURANCE TO THE TRANSFER AGENT THAT YOUR PURCHASE PAYMENT HAS CLEARED.

     / / INVOLUNTARY REDEMPTIONS OF SMALL ACCOUNTS may be made by a Fund if the account has fewer than 100 shares.

     / / UNDER UNUSUAL CIRCUMSTANCES, shares of a Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from a Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

     / / "BACKUP WITHHOLDING" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish a Fund your correct certified Social Security or Employer Identification Number and any other certifications required by the Internal Revenue Service ("IRS") when you sign your application, or if you violate IRS regulations on tax reporting of income.

     / / A FUND DOES NOT CHARGE A REDEMPTION FEE, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A and Class B shares.

     / / TO AVOID SENDING DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS, a Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS. Government Securities Fund and Income Fund each declares and pays dividends separately for Class A and Class B shares from net investment income monthly. Liquid Fund declares and accrues dividends daily and pays such dividends monthly. Normally, dividends are paid on the last business day every dividend period, but the Board of Directors can change that date. Dividends for the Liquid Fund are not paid on shares until the day following the date on which the shares are issued. Dividends paid on Class A shares generally are expected to be higher than for Class B shares because expenses allocable to Class B shares will generally be higher.

CAPITAL GAINS. Each Fund may make distributions annually in December out of any net short-term or long-term capital gains. Long-term capital gains will be separately identified in the tax information your Fund sends you after the end of the year. Distributions of short-term capital gains are treated as ordinary income for tax purposes. There can be no assurance that your Fund will pay any capital gains distributions in a particular year.

DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

     / / REINVEST ALL DISTRIBUTIONS IN YOUR FUND. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of your Fund.

     / / REINVEST CAPITAL GAINS ONLY. You can elect to reinvest long-term capital gains in your Fund while receiving dividends by check or sent to your bank account on AccountLink.

     / / RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

     / / REINVEST YOUR DISTRIBUTIONS IN ANOTHER OPPENHEIMER FUNDS ACCOUNT. You can reinvest all distributions in another Oppenheimer funds account you have established.

TAXES. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in a Fund. A Fund's distributions from long-term capital gains are taxable to shareholders as long-term capital gains, no matter how long you held your shares. It is not anticipated that Liquid Fund will generally realize or distribute any long-term capital gains. Dividends paid by a Fund from short-term capital gains and net investment income, including certain net realized foreign exchange gains, are taxable as ordinary income. These dividends and distributions are subject to Federal income tax and may be subject to state or local taxes. Your distributions are taxable as described above, whether you reinvest them in additional shares or take them in cash. The Funds' distributions are not expected to qualify for the corporate dividends received deduction under the Internal Revenue Code. Every year your Fund will send you and the IRS a statement showing the aggregate amount and character of the dividends and other distributions you received for the previous year.

     / / "BUYING A DIVIDEND". When a Fund goes ex-dividend, its share price is reduced by the amount of the distribution (except in the case of Liquid Fund's daily dividends). If you buy shares of a Fund other than Liquid Fund on or just before the ex-dividend date, or just before your Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

     / / TAXES ON TRANSACTIONS. Share redemptions and repurchases, including redemptions for exchanges, may produce a taxable gain or a loss, which generally will be a capital gain or loss for shareholders who hold their Fund shares as capital assets. Such a gain or loss is the difference between your tax basis, which is usually the price you paid for the shares, and the proceeds you received when you sold them. No gain or loss will generally result for such redemptions and other transactions in Liquid Fund's shares provided that it successfully maintains a constant net asset value per share, although a loss could result to the extent any sales charge is imposed. Special tax rules may apply to certain redemptions preceded or followed by investments in the same Fund or another Oppenheimer fund.

     / / RETURNS OF CAPITAL. In certain cases distributions made by your Fund may be considered a return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A return of capital will reduce your tax basis in your Fund shares but will not be taxable except to the extent it exceeds such tax basis.

     / / FOREIGN TAXES (INCOME FUND ONLY). Income Fund may be subject to foreign withholding taxes or other foreign taxes on income (possibly including capital gains) on certain of its foreign investments, if any. These taxes may be reduced or eliminated pursuant to an income tax treaty in some cases. The Fund does not expect to qualify to pass such foreign taxes and any related tax deductions or credits through to its shareholders.

     / / STATE AND LOCAL TAXES. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The
Funds will not necessarily satisfy any such threshold or other requirement   .

     The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code. Provided that a Fund so qualifies, it will not be required to pay any federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders in accordance with certain timing requirements.

     This information is only a summary of certain federal tax information about your investment. Tax-exempt or tax-deferred investors, foreign investors, and investors subject to special tax rules (such as certain banks and securities dealers) may have different tax consequences not described above. More tax information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in a Fund on your particular tax situation.

APPENDIX A:  DESCRIPTION OF RATINGS CATEGORIES OF RATING SERVICES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

     Aaa: Bonds rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.
     A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa: Bonds rated "Baa" are considered medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.
     Ba: Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.
     C: Bonds rated "C" can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S BOND RATINGS

     AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
     AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.
     A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.
     BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.
     BB, B, CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
     C, D: Bonds on which no interest is being paid are rated "C." Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

                                  APPENDIX B

                          CREDIT QUALITY DISTRIBUTION


              The average quality distribution of the portfolio of Income Fund during the year ended December 31, 1995 was as follows:


QUALITY DISTRIBUTION                             % OF
AS ASSIGNED BY SERVICE     AVERAGE VALUE      PORTFOLIO
----------------------     -------------      ---------
Government Securities     $ 6,721,109.48        15.71%
AAA                         1,812,140.34         4.24
AA                          1,570,196.43         3.67
A                          16,191,176.37        37.84
BBB                        10,362,040.19        24.22
BB                          2,838,024.71         6.63
B                             356,759.38         0.83
Unrated                     1,596,304.63         3.73
Bonds                      41,447,751.51        96.87
Short Term                  1,339,674.79         3.13
                          --------------       ------
Total Portfolio            42,787,426.30       100.00%
                          --------------       ------
                          --------------       ------

                                  APPENDIX C

          SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND
            WHO WERE SHAREHOLDERS OF THE FORMER QUEST FOR VALUE FUNDS


         The initial and contingent sales charge rates and waivers for Class A and Class B shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value
Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value
Funds into an Oppenheimer fund on November 24, 1995.

CLASS A SALES CHARGES

         / / REDUCED CLASS A INITIAL SALES CHARGE RATES FOR CERTAIN FORMER QUEST SHAREHOLDERS

         / / PURCHASES BY GROUPS, ASSOCIATIONS AND CERTAIN QUALIFIED RETIREMENT PLANS. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                          FRONT-END SALES             FRONT-END SALES
                          CHARGE AS A                 CHARGE AS A                  COMMISSION AS
NUMBER OF ELIGIBLE        PERCENTAGE OF               PERCENTAGE OF                PERCENTAGE OF
EMPLOYEES OR MEMBERS      OFFERING PRICE              AMOUNT INVESTED              OFFERING PRICE
-------------------------------------------------------------------------------------------------
9 or fewer                2.50%                       2.56%                        2.00%
-------------------------------------------------------------------------------------------------
At least 10 but not
  more than 49            2.00%                       2.04%                        1.60%

         For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A
contingent deferred sales charge described on pages     to     of this
Prospectus.

         Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

         / /  SPECIAL CLASS A CONTINGENT DEFERRED SALES CHARGE RATES

Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

         / /  WAIVER OF CLASS A SALES CHARGES FOR CERTAIN SHAREHOLDERS

Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

         / / Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

         / / Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         / / WAIVER OF CLASS A CONTINGENT DEFERRED SALES CHARGE IN CERTAIN TRANSACTIONS

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         / / Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

         / / Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

CLASS A AND CLASS B CONTINGENT DEFERRED SALES CHARGE WAIVERS

         / /  WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED PRIOR TO MARCH 6,
1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A or B shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with
(i) distributions to participants or beneficiaries of plans qualified under
Section 401(a) of the Internal Revenue Code or from custodial accounts under
Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan,
(ii) withdrawals under an automatic withdrawal plan holding only Class B shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         / / WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED ON OR AFTER MARCH 6, 1995 BUT PRIOR TO NOVEMBER 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A or B shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995:
(1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the

U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A or B shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in the Fund or another Oppenheimer fund.

SPECIAL DEALER ARRANGEMENTS.

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

            SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND
             WHO WERE SHAREHOLDERS OF THE FORMER CONNECTICUT MUTUAL FUNDS

         Certain of the sales charge waivers for Class A and Class B shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Diversified Income Account, CMIA LifeSpan Capital Appreciation Account and CMIA LifeSpan Balanced Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

CLASS A SALES CHARGE WAIVERS

         Additional Class A shares of the Fund may be purchased without a sales charge, provided that the Class A shares of the Fund were acquired prior to March 1, 1996, by:

         (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more; (3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families; (4) NASD registered representatives whose employer consents to such purchases, and by the spouses and immediate family members of such representatives; (5) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the Fund's prior distributor, and its affiliated companies; (6) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; (7) any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which was beyond the applicable surrender charge period and which was used to fund a qualified plan, who exchanged the variable annuity contract for Class A shares of the Fund; and (8) an institution acting as a fiduciary on behalf of an individual or individuals, where such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to a CDSC.


CLASS A AND CLASS B CONTINGENT DEFERRED SALES CHARGE WAIVERS

         The contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of the Fund and exchanges of Class A or Class B shares of the Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 1, 1996 or (ii) were acquired by exchange from an Oppenheimer Fund that was a Former Connecticut Mutual Fund and the shares of such Former Connecticut Mutual Fund were purchased prior to March 1, 1996:

         (1) by the estate of the deceased shareholder; (2) upon the disability of the shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (Code); (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7) of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; (4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to a Systematic Withdrawal Plan but limited to no more than 12% of the original value annually; and (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

CONNECTICUT MUTUAL LIQUID ACCOUNT
CONNECTICUT MUTUAL GOVERNMENT SECURITIES ACCOUNT
CONNECTICUT MUTUAL INCOME ACCOUNT
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

INVESTMENT ADVISOR
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

CUSTODIAN OF PORTFOLIO SECURITIES
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts  02110

INDEPENDENT AUDITORS
Arthur Andersen LLP
One Financial Plaza
Hartford, Connecticut 06103

LEGAL COUNSEL


NO DEALER, BROKER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION, AND IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS, OPPENHEIMERFUNDS, INC., OPPENHEIMERFUNDS DISTRIBUTOR, INC. OR ANY AFFILIATE THEREOF. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.

____________________  *PRINTED ON RECYCLED PAPER

OPPENHEIMER SERIES FUND, INC.
Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996

OPPENHEIMER SERIES FUND, INC. (the "Company") is an investment company consisting of eight separate series (the "Funds"):

CONNECTICUT MUTUAL LIQUID ACCOUNT ("LIQUID FUND")
CONNECTICUT MUTUAL INCOME ACCOUNT ("INCOME FUND")
CONNECTICUT MUTUAL GOVERNMENT SECURITIES ACCOUNT ("GOVERNMENT
   SECURITIES FUND")
OPPENHEIMER DISCIPLINED ALLOCATION FUND ("ALLOCATION FUND")
OPPENHEIMER DISCIPLINED VALUE FUND ("VALUE FUND")

AND

OPPENHEIMER LIFESPAN BALANCED FUND ("LIFESPAN BALANCED FUND")
OPPENHEIMER LIFESPAN GROWTH FUND ("LIFESPAN GROWTH FUND")
OPPENHEIMER LIFESPAN INCOME FUND ("LIFESPAN INCOME FUND")
   (COLLECTIVELY, THE "LIFESPAN FUNDS")

    This Statement of Additional Information is not a Prospectus. This document contains additional information about the Funds and supplements information in each Fund's Prospectus dated May 1, 1996 (individually, a "Prospectus" and collectively, the "Prospectuses"). It should be read together with the Prospectuses which may be obtained by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.

    The Funds' investment adviser is OppenheimerFunds, Inc. (the "Manager").
In the case of the LifeSpan Funds, the Manager has engaged Babson-Stewart Ivory International ("Babson-Stewart"), BEA Associates and Pilgrim, Baxter & Assoc. Ltd. ("Pilgrim") as subadvisers to assist in the management of the LifeSpan Funds. Babson-Stewart, BEA Associates and Pilgrim are sometimes referred to herein individually as a "Subadviser" and collectively as the "Subadvisers."

CONTENTS
                                                                     Page
ABOUT THE FUNDS
Investment Objectives and Policies. . . . . . . . . . . . . . . .
   Other Investment Techniques and Strategies . . . . . . . . . .
   Other Investment Restrictions. . . . . . . . . . . . . . . . .
How the Funds are Managed . . . . . . . . . . . . . . . . . . . .
   Organization and History . . . . . . . . . . . . . . . . . . .
   Directors and Officers of the Funds. . . . . . . . . . . . . .
   The Manager and Its Affiliates . . . . . . . . . . . . . . . .
Brokerage Policies of the Funds . . . . . . . . . . . . . . . . .
Performance of the Funds. . . . . . . . . . . . . . . . . . . . .
Distribution and Service Plans. . . . . . . . . . . . . . . . . .
ABOUT YOUR ACCOUNT. . . . . . . . . . . . . . . . . . . . . . . .
How to Buy Shares . . . . . . . . . . . . . . . . . . . . . . . .
How to Sell Shares. . . . . . . . . . . . . . . . . . . . . . . .
How to Exchange Shares. . . . . . . . . . . . . . . . . . . . . .
Dividends, Capital Gains and Taxes. . . . . . . . . . . . . . . .
Additional Information About the Funds. . . . . . . . . . . . . .
FINANCIAL INFORMATION ABOUT THE FUNDS . . . . . . . . . . . . . .
Independent Auditors' Report. . . . . . . . . . . . . . . . . . .
Financial Statements. . . . . . . . . . . . . . . . . . . . . . .
Appendix: Industry Classifications. . . . . . . . . . . . . . . .

ABOUT THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT POLICIES AND STRATEGIES. The investment objectives and policies of each Fund are described in its Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Funds may invest, as well as the strategies the Funds may use to try to achieve their objective. Certain capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectuses.

     FOREIGN SECURITIES (ALL FUNDS EXCEPT LIQUID FUND AND GOVERNMENT SECURITIES FUND). Consistent with the limitations on foreign investing set forth in the relevant Fund's Prospectus, each Fund (other than Liquid Fund and Government Securities Fund) may invest in foreign securities. Each Fund (other than Liquid Fund and Government Securities Fund) may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets. Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock or bond markets that do not move in a manner parallel to U.S. markets. If a Fund's portfolio securities are held abroad, the countries in which such securities may be held and the sub-custodians holding them must be approved by the Fund's Board of Directors under applicable rules of the Securities and Exchange Commission ("SEC"). In buying foreign securities, a Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

     "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments, that are traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American depository receipts, or that are listed on a U.S. securities exchange, or are traded in the U.S. over-the-counter market are not considered "foreign securities" for purposes of a Fund's investment allocations, because they are not subject to many of the special considerations and risks (discussed below) that apply to foreign securities traded and held abroad.

     Investing in foreign securities, and in particular in securities in emerging countries, involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity in foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries, and in particular emerging countries, of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

     A Fund's investment income or, in some cases, capital gains from foreign issuers may be subject to foreign withholding or other foreign taxes, thereby reducing a Fund's net investment income and/or net realized capital gains. See "Dividends, Capital Gains and Taxes."

     DEBT SECURITIES (ALL FUNDS). All debt securities are subject to two types of risks: credit risk and interest rate risk (these are in addition to other investment risks that may affect a particular security).

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, higher yielding bonds are subject to credit risk to a greater extent than higher quality bonds.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a Fund's net asset values.

     HIGH YIELD SECURITIES. Each Fund (other than Liquid Fund and Government Securities Fund) may invest in high-yield/high risk securities (commonly called junk bonds).

     The Manager does not rely on credit ratings assigned by rating agencies in assessing investment opportunities in debt securities. Ratings by credit agencies assess safety of principal and interest payments and do not reflect market risks. In addition, ratings by credit agencies may not be changed by the agencies in a timely manner to reflect subsequent economic events. By carefully selecting individual issues and diversifying portfolio holdings by industry sector and issuer, the Manager believes that the risk of the Fund holding defaulted lower grade securities can be reduced. Emphasis on credit risk management involves the Manager's own internal analysis to determine the debt service capability, financial flexibility and liquidity of an issuer, as well as the fundamental trends and outlook for the issuer and its industry. The Manager's rating helps it determine the attractiveness of specific issues relative to the valuation by the market place of similarly rated credits.

     Risks of high yield securities include: (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates which may cause the Fund to invest premature redemption proceeds in lower yielding portfolio securities, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of high yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, there have been several Congressional attempts to limit the use of tax and other advantages of high yield bonds which, if enacted, could adversely affect the value of these securities and the net asset value of a Fund. For example, federally-insured savings and loan associations have been required to divest their investments in high yield bonds.

     U.S. GOVERNMENT SECURITIES (ALL FUNDS). U.S. Government Securities are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and include "zero coupon" Treasury securities.

     U.S. TREASURY OBLIGATIONS. These include Treasury Bills (which have maturities of one year or less when issued), Treasury Notes (which have maturities of one to ten years when issued) and Treasury Bonds (which have maturities generally greater than ten years when issued). U.S. Treasury obligations are backed by the full faith and credit of the United States.

     U.S. GOVERNMENT AND AGENCY. U.S. Government Securities are debt obligations issued by or guaranteed by the United States government or any of its agencies or instrumentalities. Some of these obligations, including U.S. Treasury notes and bonds, and mortgage-backed securities (referred to as "Ginnie Maes") guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States, which means that the government pledges to use its taxing power to repay the debt. Other U.S. Government Securities issued or guaranteed by Federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. They may include obligations supported by the ability of the issuer to borrow from the U.S. Treasury. However, the Treasury is not under a legal obligation to make a loan. Examples of these are obligations of Federal Home Loan Mortgage Corporation (those securities are often called "Freddie Macs"). Other obligations are supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds (these securities are often called "Fannie Maes").

     GNMA CERTIFICATES. Certificates of Government National Mortgage Association ("GNMA") are mortgaged-backed securities of GNMA that evidence an undivided interest in a pool or pools of mortgages ("GNMA Certificates"). The GNMA Certificates that a Fund may purchase may be of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payments.

     The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S.

Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates at a premium in the secondary market.

     FNMA SECURITIES. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates").
FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

     FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through certificates ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

     MORTGAGE-BACKED SECURITY ROLLS. The Income Fund, Government Securities Fund and Allocation Fund may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, which is considered to be a borrowing by a Fund, a Fund will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-backed security rolls include: (i) the risk of prepayment prior to maturity, (ii) the possibility that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll, and (iii) the possibility that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to purchase the securities. Upon entering into a mortgage-backed security roll, a Fund will be required to place cash, U.S. Government Securities or other high-grade debt securities in a segregated account with its Custodian in an amount equal to its obligation under the roll.

     ZERO COUPON SECURITIES AND DEFERRED INTEREST BONDS. The Funds may invest in zero coupon securities and deferred interest bonds issued by the U.S. Treasury or by private issuers such as domestic or foreign corporations. Zero coupon U.S. Treasury securities include: (1) U.S. Treasury bills without interest coupons, (2) U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons and (3) receipts or certificates representing interests in such stripped debt obligations or coupons. Zero coupon securities and deferred interest bonds usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current payments of interest. An additional risk of private-issuer zero coupon securities and deferred interest bonds is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

     While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. With zero coupon securities, however, the lack of periodic interest payments means that the interest rate is "locked in" and the investor avoids the risk of having to reinvest periodic interest payments in securities having lower rates.

     Because a Fund accrues taxable income from zero coupon and deferred interest securities without receiving cash, a Fund may be required to sell portfolio securities in order to pay dividends or redemption proceeds for its shares, which require the payment of cash. This will depend on several factors: the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of a Fund, and the amount of cash income a Fund receives from other investments and the sale of shares. In either case, cash distributed or held by a Fund that is not reinvested by investors in additional Fund shares will hinder a Fund from seeking current income.

     MORTGAGE-BACKED SECURITIES (ALL FUNDS). These securities represent participation interests in pools of residential mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. Government. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Funds may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of Government National Mortgage Association); some are supported by the right of the issuer to borrower from the U.S. Government (e.g., obligations of Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself. Those guarantees do not extend to the value of or yield of the mortgage-backed securities themselves or to the net asset value of a Fund's shares.

     Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." Such credit enhancements fall generally into two categories; (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. Such protection may be provided through guarantees, insurance policies or letters of credit, though various means of structuring the transaction or through a combination of such approaches.

     The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the value of other debt securities rise, because of the prepayment feature of pass-through securities. A Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of such Fund. Monthly interest payments received by a Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at par, at a premium or at a discount.
Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

     Mortgage-backed securities may be less effective than debt obligations of similar maturity at maintaining yields during periods of declining interest rates. As new types of mortgage-related securities are developed and offered to investors, the

Manager will, subject to the direction of the Board of Directors and consistent with a Fund's investment objective and policies, consider making investments in such new types of mortgage-related securities.

     "STRIPPED" MORTGAGE-BACKED SECURITIES. The Government Securities Fund, Income Fund, Allocation Fund and each LifeSpan Fund may invest in "stripped" mortgage-backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "IO" class), while the other class will receive all of the principal (the "principal-only" or "PO" class). Interest only securities are extremely sensitive to interest rate changes, and prepayments of principal on the underlying mortgage assets. An increase in principal payments or prepayments will reduce the income available to the IO security. In accordance with a requirement imposed by the staff of the SEC, the Manager or the relevant Subadviser will consider privately-issued fixed rate IOs and POs to be illiquid securities for purposes of a Fund's limitation on investments in illiquid securities. Unless the Manager or the relevant Subadviser, acting pursuant to guidelines and standards established by the Board of Directors, determines that a particular government-issued fixed rate IO or PO is liquid, management will also consider these IOs and POs to be illiquid. In other types of CMOs, the underlying principal payments may apply to various classes in a particular order, and therefore the value of certain classes or "tranches" of such securities may be more volatile than the value of the pool as a whole, and losses may be more severe than on other classes.

     CUSTODIAL RECEIPTS. Each of the Funds may acquire U.S. Government Securities and their unmatured interest coupons that have been separated (stripped) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts (TIGRs) and Certificate of Accrual on Treasury Securities (CATS). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government Securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. Government Securities by the Staff of the SEC, however. Further, the IRS' conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

     COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS ("CMOS"). Government Securities Fund, Income Fund, Allocation Fund and each of the LifeSpan Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof, either the U.S. Government, a U.S. Government instrumentality, or a private issuer, which may be a domestic or foreign corporation. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

     ASSET-BACKED SECURITIES. Income Fund, Government Securities Fund, Allocation Fund and each Life Span Fund may purchase asset-back securities. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, a Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for the prepayments of a pool of mortgage loans underlying mortgage-backed securities.

     COMMERCIAL PAPER (ALL FUNDS). Each Fund may purchase commercial paper for temporary defensive purposes as described in its Prospectus. In addition, a Fund may invest in variable amount master demand notes and floating rate notes as follows:

     VARIABLE AMOUNT MASTER DEMAND NOTES. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, a Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. A Fund has no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by a Fund in illiquid securities, described in the Fund's Prospectus. The Manager and relevant Subadviser will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

     FLOATING RATE/VARIABLE RATE NOTES. Some of the notes a Fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other support arrangements. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet a Fund's investment quality standards relating to investments in bank obligations. A Fund will invest in variable and floating rate instruments only when the Manager or relevant Subadviser deems the investment to meet the investment guidelines applicable to a Fund. The Manager or relevant Subadviser will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Fund should continue to hold the investments.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days.

     BANK OBLIGATIONS AND INSTRUMENTS SECURED THEREBY (ALL FUNDS). The bank obligations a Fund may invest in include time deposits, certificates of deposit, and bankers' acceptances if they are: (i) obligations of a domestic bank with total assets of at least $1 billion or (ii) obligations of a foreign bank with total assets of at least U.S. $1 billion. A Fund may also invest in instruments secured by such obligations (e.g., debt which is guaranteed by the bank). For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the Federal Deposit Insurance Corporation.

     Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by a Fund in illiquid investments, set forth in the Fund's Prospectus under "Illiquid and Restricted Securities."

     Banker's acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

     EQUITY SECURITIES (ALL FUNDS EXCEPT LIQUID FUND). Additional information about some of the types of equity securities a Fund may invest in is provided below.

     CONVERTIBLE SECURITIES. Each Fund (other than Liquid Fund, Government Securities Fund and Income Fund) may invest in convertible securities. While convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, any rating assigned to the security has less impact on the Manager's or relevant Subadviser's investment decision with respect to convertible securities than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager or relevant Subadviser examines the following factors: (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of converting the convertible securities), and (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

     WARRANTS AND RIGHTS. Each Fund (other than Liquid Fund and Government Securities Fund) may purchase warrants. Warrants are options to purchase equity securities at set prices valid for a specified period of time. The prices of warrants do not necessarily move in a manner parallel to the prices of the underlying securities. The price a Fund pays for a warrant will be lost unless the warrant is exercised prior to its expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     PREFERRED STOCK (ALL FUNDS EXCEPT LIQUID FUND AND GOVERNMENT SECURITIES
FUND). Each of the Funds (other than the Liquid Fund and the Government Securities Fund), subject to its investment objective, may purchase preferred stock. Preferred stocks are equity securities, but possess certain attributes of debt securities and are generally considered fixed income securities.

Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stocks. However, preferred stocks are equity securities in that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

     HEDGING (ALL FUNDS EXCEPT LIQUID FUND). Consistent with the limitations set forth in its Prospectus and below, each Fund may employ one or more of the types of hedging instruments described below. Additional information about the hedging instruments a Fund may use is provided below. In the future, a Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.

     COVERED CALL OPTIONS ON SECURITIES, SECURITIES INDICES AND FOREIGN CURRENCIES (ALL FUNDS EXCEPT LIQUID FUND). Each Fund may write covered call options. Each LifeSpan Fund may purchase and write covered call options. Such options may relate to particular U.S. or non-U.S. securities, to various U.S. or non-U.S. stock indices or to U.S. or non-U.S. currencies. The Funds may purchase and write, as the case my be, call options which are issued by the Options Clearing Corporation (OCC) or which are traded on U.S. and non-U.S. exchanges. LifeSpan Growth Fund and LifeSpan Balanced Fund (with respect to the international component) may purchase options on currency in the over-the-counter (OTC) markets.

     WRITING COVERED CALLS. When a Fund writes a call on a security, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Fund retains the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. If a Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

     No Fund shall write a covered call option if as a result thereof the assets underlying calls outstanding (including the proposed call option) would exceed 20% of the value of the assets of the Fund.

     PURCHASING COVERED CALLS. When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on indices or futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. When a Fund purchases a call on a securities index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. In purchasing a call, a Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

     Calls on broadly-based indices or futures are similar to calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Fund buys a call on an index or future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the index or future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of difference. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

     An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Fund's option activities may affect its turnover rate and brokerage commissions. A Fund may pay a brokerage commission each time it buys a call, sells a call, or buys or sells an underlying investment in connection with the exercise of a call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investments.

     FUTURES CONTRACTS AND RELATED OPTIONS. To hedge against changes in interest rates, securities prices or currency exchange rates or for certain non-hedging purposes, each Fund (other than the Liquid Fund) may, subject to its investment objectives and policies, purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, currencies and other financial instruments and indices. The Value Fund and Allocation Fund may purchase and sell futures contracts on stock indices and sell options on such futures. Income Fund and Allocation Fund may purchase and sell interest rate futures and sell options on such futures. In addition, each Fund that may invest in securities that are denominated in a foreign currency may purchase and sell futures on currencies and sell options on such futures. A Fund will engage in futures and related options transactions only for bona fide hedging or other non-hedging purposes as defined in regulations promulgated by the CFTC.
 All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges approved by the CFTC.

     A Fund may buy and sell futures contracts on interest rates ("Interest Rate Futures"). No price is paid or received upon the purchase or sale of an Interest Rate Future. An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation may be satisfied by actual delivery of the debt security or by entering into an offsetting contract.

     The Fund may buy and sell futures contracts related to financial indices (a "Financial Future"). A financial index assigns relative values to the securities included in the index and fluctuates with the changes in the market value of those securities. Financial indices cannot be purchased or sold directly. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by a Fund on the purchase or sale of a Financial Future.

     Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with the futures commission merchant (the "futures broker"). The initial margin will be deposited with a Fund's Custodian in an account registered in the futures broker's name;

however the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be made to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. Although Financial Futures and Interest Rate Futures by their terms call for settlement by delivery cash or securities, respectively, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

      The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.


     The Funds may use options on futures contracts solely for bona fide hedging or other non-hedging purposes as described below under ""Regulatory Aspects of Hedging Instruments.''

     FORWARD CONTRACTS. Each Fund (other than the Liquid Fund and the Government Securities Fund) may enter into foreign currency exchange contracts ("Forward Contracts") for hedging and non-hedging purposes. A forward currency exchange contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. A Fund generally will not enter into a forward currency exchange contract with a term of greater than one year. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     A Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     A Fund may enter into Forward Contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receipt of dividend payments in a foreign currency, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge").
A Fund will thereby
be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     A Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency, or when it believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation a Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund is denominated ("cross hedge").

     A Fund will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. A Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to Forward Contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. As an alternative, a LifeSpan Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or a LifeSpan Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity of a Forward Contract requiring a Fund to sell a currency, a Fund, may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A The Income Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

     The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

     Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

     INTEREST RATE SWAP TRANSACTIONS. All Funds may enter into swap transactions. Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a Fund under a swap agreement will have been greater than those received by them. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, a Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager or relevant Subadviser will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

     A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation." The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. However, the staff of the SEC takes the position that swaps, caps and floors are illiquid investments that are subject to a limitation on such investments.

     ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE. A Fund's Custodian, or a securities depository acting for the Custodian, will act as a Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which a Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities covering a call on the expiration of the option or upon a Fund entering into a closing purchase transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

     When LifeSpan Growth Fund or LifeSpan Balanced Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option "is in-the-money"). When LifeSpan Growth Fund or LifeSpan Balanced Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in its Prospectus) the mark-to-market value of any OTC option held by them. The SEC is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

     REGULATORY ASPECTS OF HEDGING INSTRUMENTS. The Funds are required to operate within certain guidelines and restrictions with respect to their use of futures and options thereon as established by the Commodities Futures Trading Commission ("CFTC"). In particular, the Funds are excluded from registration as a "commodity pool operator" if they comply with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Funds' assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule a Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Funds' net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

     Transactions in options by the Funds are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges through one or more or brokers. Thus, the number of options which the Funds may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act of 1940 (the "Investment Company Act"), when the Funds purchase a Future, the Funds will maintain, in a segregated account or accounts with their Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

     TAX ASPECTS OF COVERED CALLS AND HEDGING INSTRUMENTS. Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code. That qualification enables a Fund to "pass through" its income and realized capital gains to shareholders without the Fund having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders will be taxed on the dividends and capital gains they receive from the Fund. One of the tests for a Fund's qualification is that less than 30% of its gross income (irrespective of losses) must be derived from gains realized on the sale of securities held for less than three months. To comply with that 30% cap, a Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing calls or puts which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts written or purchased less than three months previously; (iv) exercising puts or calls held by a Fund for less than three months; or (v) writing calls on investments held for less than three months.

     RISKS OF HEDGING WITH OPTIONS AND FUTURES. In addition to the risks with respect to hedging discussed in each Fund's Prospectus and above, there is a risk in using short hedging by selling Futures to attempt to protect against a decline in value of a Fund's portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Fund's securities.
The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     PORTFOLIO TURNOVER. Each Fund's particular portfolio securities may be changed without regard to the holding period of these securities (subject to certain tax restrictions), when the Manager or respective Subadviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or changes in general market conditions. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Funds do not generally intend to invest for the purpose of seeking short-term profits. Variations in portfolio turnover rate from year to year reflect the investment discipline applied to the particular Fund and do not generally reflect trading for short-term profits.

OTHER INVESTMENT RESTRICTIONS

     A.   FUNDAMENTAL INVESTMENT RESTRICTIONS

     Each Fund has adopted the following fundamental investment restrictions. Each Fund's most significant investment restrictions are also set forth in its Prospectus. Fundamental policies cannot be changed without the vote of a "majority" of a Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

     The Liquid Fund may not:

     1. Issue senior securities, except as permitted by paragraphs 3, 4, 5 and 15 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets are not deemed to be senior securities.

     2. Purchase equity securities (e.g., common stocks, preferred stocks), voting securities or local or state government securities (e.g., municipal bonds, state bonds).

     3. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, borrow in the aggregate more than 10 percent of the value of its total assets, or invest in portfolio securities while outstanding borrowings exceed 5 percent of the value of its total assets.

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount of not more than 10 percent of the value of its net assets to secure borrowings for temporary or emergency purposes and except as may be necessary in connection with securities lending as provided in investment restriction (10) below. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when- issued" basis is not deemed to be a pledge.

     5. Sell securities short or purchase securities on margin. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     6.    Write or purchase put or call options.

     7. Underwrite the securities of other issuers or purchase restricted securities.

     8. Purchase or sell real estate, real estate investment trust securities, commodities or commodities contracts, or oil and gas interests.

     9. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3 percent of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     10. Invest more than 15 percent of the value of its total assets in the obligations of any one bank or invest more than 5 percent of the value of its total assets in the commercial paper of any one issuer.

     11. Invest more than 25 percent of the value of its total assets in the securities of issuers in any single industry, provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit issued by domestic banks and domestic bankers' acceptances (excluding foreign branches of domestic banks).

     12. Invest more than 10 percent in the aggregate of the value of its total assets in repurchase agreements maturing in more than 7 days, time deposits maturing in more than 2 days and portfolio securities which are not readily marketable.

     13.  Invest in companies for the purpose of exercising control.

     14. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     15. Enter into a reverse repurchase agreement if as a result its current obligations under such agreement would exceed one-third of the value of its total assets (less all its liabilities other than the obligations under such agreements).

     16.  Invest in any security with a maturity in excess of one year.

     The Income, Value and Allocation Funds may not:

     1. Issue senior securities, except as permitted by paragraphs 7, 8, 9 and 11 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets are not deemed to be senior securities.

     2. (a) Invest more than 5 percent of its total assets (taken at market value at the time of each investment) in the securities (other than United States Government or Government agency securities) of any one issuer (including repurchase agreements with any one bank or dealer) or more than 15 percent of its total assets in the obligations of any one bank; and (b) purchase more than either (i) 10 percent in principal amount of the outstanding debt securities of an issuer, or (ii) 10 percent of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements.

     3. Invest more than 25 percent of the value of its total assets in the securities of issuers in any single industry, provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (e.g., gas, gas transmission, electric or telephone) shall be considered to be a separate industry. This test shall be applied on a proforma basis using the market value of all assets immediately prior to making any investment.

     4. Alone, or together with any other portfolio or portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

     5. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed- end investment companies where no underwriter or dealer's commission or profit, other than the customary broker's commission is involved and only if immediately thereafter not more than 10 percent of such portfolio's total assets, taken at market value, would be invested in such securities.

     6. Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that such portfolio may: (1) purchase securities of issuers which invest or deal an any of the above and (2) invest for hedging purposes in futures contracts on securities, financial instruments and indices, and foreign currency, as are approved for trading on a registered exchange.

     7. Purchase any securities on margin (except that the Company may obtain such short- term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     8. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     9. Borrow amounts in excess of 10 percent of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5 percent of its total assets.

     10. Allow its current obligations under reverse repurchase agreements, together with borrowings, to exceed 1/3 of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

     11. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except as may be necessary in connection with borrowings as mentioned in investment restriction
(9) above, and then such mortgaging, pledging or hypothecating may not exceed 10 percent of such Fund's total assets, taken at market value at the time thereof. In order to comply with certain state statutes, such Fund will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities plus the maximum sales charge will exceed 10 percent of the value of such Fund's shares at the maximum offering price. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when-issued" basis is not deemed to be a pledge.

     12. Underwrite securities of other issuers except insofar as the Company may be deemed an underwriter under the 1933 Act in selling portfolio securities.

     13. Write, purchase or sell puts, calls or combinations thereof, except that covered call options may be written.

     14. Invest in securities of foreign issuers if at the time of acquisition more than 10 percent of its total assets, taken at market value at the time of the investment, would be invested in such securities. However, up to 25 percent of the total assets of such portfolio may be invested in the aggregate in such securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange.

     15. Invest more than 10 percent in the aggregate of the value of its total assets in repurchase agreements maturing in more than seven days, time deposits maturing in more than 2 days, portfolio securities which do not have readily available market quotations and all other illiquid assets.

     The Government Securities Fund may not:

     1. Issue senior securities, except as permitted by paragraphs 3, 4, 5 and 15 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets are not deemed to be senior securities.

     2. Purchase equity securities (e.g., common stocks, preferred stocks), voting securities or local or state government securities (e.g., municipal bonds, state bonds).

     3. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, borrow in the aggregate more than 10 percent of the value of its total assets, or invest in portfolio securities while outstanding borrowings exceed 5 percent of the value of its total assets.

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount of not more than 10 percent of the value of its net assets to secure borrowings for temporary or emergency purposes and except as may be necessary in connection with securities lending as provided in investment restriction (10) below. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when- issued" basis is not deemed to be a pledge.

     5. Sell securities short or purchase securities on margin. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     6. Write or purchase put or call options, except that the Fund may engage in covered call option writing.

     7. Underwrite the securities of other issuers or purchase restricted securities.

     8. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, except that the Fund may invest for hedging purposes in futures contracts on securities, financial instruments, and indices as are approved for trading on a registered exchange.

     9. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3 percent of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     10. Invest more than 15 percent of the value of its total assets in the obligations of any one bank, or invest more than 5 percent of the value of its total assets in the commercial paper of any one issuer.

     11. Invest more than 25 percent of the value of its total assets in the securities of issuers in any single industry, provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by domestic banks and domestic bankers' acceptances (excluding foreign branches of domestic banks).

     12. Invest more than 10 percent in the aggregate of the value of its total assets in repurchase agreements maturing in more than 7 days, time deposits maturing in more than 2 days and portfolio securities which do not have readily available market quotations.

     13.  Invest in companies for the purpose of exercising control.

     14. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     15. Allow its current obligations under reverse repurchase agreements, together with borrowings, to exceed one-third of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

     Each of the LifeSpan Funds each may not:

     1. Issue senior securities, except as permitted by paragraphs 2, 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

     2. Purchase any securities on margin (except that the Company may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3.   Borrow money, except for emergency or extraordinary purposes including
(i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and
(iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Investment Company Act. For purposes of this investment restriction, reverse repurchase agreements, mortgage dollar rolls, short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

     4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

     5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

     7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed bonds, debentures or other similar obligations.

     8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

     9. With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

     (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

     (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     For purposes of the fundamental investment restrictions, the term "borrow" does not include mortgage dollar rolls, reverse repurchase agreements or lending portfolio securities and the terms "illiquid securities" and "portfolio securities which do not have readily available market quotations" shall include restricted securities. However, as non-fundamental policies, the Company will treat reverse repurchase agreements as borrowings, master demand notes as illiquid securities and mortgage dollar rolls as sales transactions and not as a financing.

     For purposes of the restriction on investing more than 25% of the Funds' assets in the securities of issuers in any single industry, the category Financial Services as used in the Financial Statements may include several different industries such as mortgage-backed securities, brokerage firms and other financial institutions. Each of the Income Fund and Liquid Fund of the

Company may not, as a non-fundamental investment restriction, invest more than 5% of its total assets in securities of any issuer which, together with its predecessors, has been in operation for less than three years.

     For purposes of a Funds' policy not to concentrate their assets, described in the above restrictions, the Funds have adopted the industry classifications set forth in the Appendix to this Statement of Additional Information. This is not a fundamental policy.

     The percentage restrictions described above and in each Fund's Prospectus are applicable only at the time of investment and require no action by a Fund as a result of subsequent changes in value of the investments or the size of a Fund.

     B.   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

     The LifeSpan Funds each may not:

     (1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

     (2) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager or the Subadvisers to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

     (3) Purchase or retain securities of an issuer if one or more of the Directors or officers of the Company or directors or officers of the Manager or any Subadviser or any investment management subsidiary of the Manager or any Subadviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

     (4) Purchase a security if, as a result, (i) more than 10% of the Fund's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (iii) more than 5% of the Fund's assets would be invested in any one such investment company. The Fund will not purchase the securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company, or purchase the securities of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees.
The Fund has no current intention of investing in other investment companies.

     (5) Invest more than 15% of total assets in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

     (6) Invest more than 5% of total assets in securities of any issuer which, together with its predecessors, has been in operation for less than three years.

     (7) Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, certain restricted securities, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

     (8) Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

     (9)  Invest in real estate limited partnership interests.

     (10) Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on an exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

     (11) Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

     (12) Write covered call or put options with respect to more than 25% of the value of its total assets, invest more than 25% of its total assets in protective put options or invest more than 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by the Fund at any time will not exceed 20% of the Fund's total assets.

     (13) Invest for the purpose of exercising control over or management of any company.

     In order to permit the sale of shares of the Funds in certain states, the Board of Directors may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board of Directors determine that any such more restrictive policy is no longer in the best interest of a Fund and its shareholders, the Fund may cease offering shares in the state involved and the Board of Directors may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board of Directors may, in its sole discretion, revoke such policy.

HOW THE FUNDS ARE MANAGED

ORGANIZATION AND HISTORY. The Company was incorporated in Maryland on December 9, 1981. Prior to March 18, 1996, the Company was named Connecticut Mutual Investment Accounts, Inc. On March 18, 1996 the Funds listed below changed their names as follows:

                              Fund Name Prior to
     Fund                     March 18, 1996
-------------------          ----------------------
Allocation Fund              Connecticut Mutual Balanced Account
Value Fund                   Connecticut Mutual Growth Account
LifeSpan Balanced Fund       CMIA LifeSpan Balanced Account
LifeSpan Growth Fund         CMIA LifeSpan Capital Appreciation
                              Account
LifeSpan Income Fund         CMIA LifeSpan Income Account

     As a Maryland corporation, the Funds are not required to hold, and do not plan to hold, regular annual meetings of shareholders. The Funds will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Directors or upon proper request of the shareholders. The Directors will call a meeting of shareholders to vote on the removal of a Director upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Directors receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Company valued at $25,000 or more or holding at least 1% of the Company's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Director, the Directors will then either make each Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Directors may take such other action as set forth under Section 16(c) of the Investment Company Act.

DIRECTORS AND OFFICERS OF THE COMPANY. The Company's Directors and officers and their principal occupations and business affiliations during the past five years are listed below. The address of each Director and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Directors are directors of Oppenheimer Target

Fund, Oppenheimer Fund, Oppenheimer Global Fund, Oppenheimer Time Fund, Oppenheimer Growth Fund, Oppenheimer Discovery Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Global Emerging Growth Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Tax-Free Bond Fund, Oppenheimer New York Tax-Exempt Fund, Oppenheimer California Tax-Exempt Fund, Oppenheimer Multi-State Tax-Exempt Trust, Oppenheimer Asset Allocation Fund, Oppenheimer Mortgage Income Fund, Oppenheimer U.S. Government Trust, Oppenheimer Multi-Sector Income Trust and Oppenheimer Multi-Government Trust (the "New York-based OppenheimerFunds"). Messrs. Spiro, Bishop, Bowen, Donohue, Farrar and Zack, who are officers of the Company, hold the same offices with the other New York-based OppenheimerFunds as with the Company.

LEON LEVY, CHAIRMAN OF THE BOARD OF DIRECTORS; AGE:  70
General Partner of Odyssey Partners, L.P. (investment partnership) and Chairman of Avatar Holdings, Inc. (real estate development).

ROBERT G. GALLI, DIRECTOR*; AGE:  62
Vice Chairman of the Manager and Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; formerly he held the following positions: a director of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment advisory subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager, an officer of other Oppenheimer funds and Executive Vice President and General Counsel of the Manager and the Distributor.

BENJAMIN LIPSTEIN, DIRECTOR; AGE:  72
91 Breezy Hill Road, Hillsdale, New York 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex Publishers, Inc. (Publishers of PSYCHOLOGY TODAY on MOTHER EARTH NEWS) and a director of Spy Magazine, L.P.

BRIDGET A. MACASKILL, PRESIDENT AND DIRECTOR; AGE:  47
President, Chief Executive Officer and a Director of the Manager; Chairman and a Director of SSI, Vice President and a Director of OAC; a Director of HarbourView and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; formerly an Executive Vice President of the Manager.



-------------------
* A Director who is an "interested person" of the Company as defined in the Investment Company Act.

ELIZABETH B. MOYNIHAN, DIRECTOR; AGE:  66
801 Pennsylvania Avenue, N.W., Washington, DC 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), National Building Museum; a member of the Trustees Council, Preservation League of New York State; a member of the Indo-U.S. Sub-Commission on Education and Culture.

KENNETH A. RANDALL, DIRECTOR; AGE:  68
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Enron-Dominion Cogen Corp. (cogeneration company), Kemper Corporation (insurance and financial services company), Fidelity Life Association (mutual life insurance company); formerly Chairman of the Board of ICL, Inc. (information systems), and President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research).

EDWARD V. REGAN, DIRECTOR; AGE:  65
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; President of Jerome Levy Economics Institute; a member of the U.S. Competitiveness Policy Council; a director of GranCare, Inc. (healthcare provider); formerly New York State Comptroller and a trustee of the New York State and Local Retirement Fund.

RUSSELL S. REYNOLDS, JR., DIRECTOR; AGE:  63
200 Park Avenue, New York, New York 10166
Founder and Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directors Publication, Inc. (consulting and publishing); a trustee of Mystic Seaport Museum, International House, Greenwich Historical Society and Greenwich Hospital.

SIDNEY M. ROBINS, DIRECTOR; AGE:  83
50 Overlook Road, Ossining, New York 10562
Chase Manhattan Professor Emeritus of Financial Institutions, Graduate School of Business, Columbia University; Visiting Professor of Finance, University of Hawaii; and a director of The Korea Fund, Inc. (closed-end investment company); a member of the Board of Advisors, Olympus Private Placement Fund, L.P.; Professor Emeritus of Finance, Adelphi University.

DONALD W. SPIRO, DIRECTOR*; AGE:  69
Chairman Emeritus and a director of the Manager; formerly Chairman of the Manager and the Distributor.

PAULINE TRIGERE, DIRECTOR; AGE:  82
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

CLAYTON K. YEUTTER, DIRECTOR; AGE:  64
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel to Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (Insurance); FMC Corp. (chemicals and machinery), Lindsay Manufacturing Co. (irrigation equipment), Texas Instruments, Inc. (electronics), and The Virgo Corporation (fertilizer manufacturer); formerly (in descending chronological order) Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

ANDREW J. DONOHUE, SECRETARY; AGE:  45
Executive Vice President and General Counsel of the Manager and the Distributor; an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor; prior to which he was a Partner in Kraft & McManimon (a law firm), an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment adviser), and a director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.

ROBERT DOLL, JR., VICE PRESIDENT; AGE:  41
Executive Vice President of the Manager; an officer of other Oppenheimer funds.

GEORGE C. BOWEN, TREASURER; AGE:  59
3410 South Galena Street, Denver, Colorado 80231
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; Vice President, Treasurer and Secretary of SSI and SFSI; an officer of other Oppenheimer funds.


-------------------------
* A Director who is an "interested person" of the Company as defined in the Investment Company Act.

ROBERT G. ZACK, ASSISTANT SECRETARY; AGE:  47
Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; and officer of other Oppenheimer funds.

ROBERT BISHOP, ASSISTANT TREASURER; AGE:  36
3410 South Galena Street, Denver, Colorado 80231
Assistant Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; previously a Fund Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C., an accounting firm, and previously an Accountant and Commissions Supervisor for Stuart James Company Inc., a broker-dealer.

SCOTT FARRAR, ASSISTANT TREASURER; AGE:  30
3410 South Galena Street, Denver, Colorado 80231
Assistant Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; previously a Fund Controller for the Manager, prior to which he was an International Mutual Fund Supervisor for Brown Brothers Harriman Co., a bank, and previously a Senior Fund Accountant for State Street Bank & Trust Company, before which he was a sales representative for Central Colorado Planning.

     REMUNERATION OF DIRECTORS. The officers of the Funds are affiliated with the Manager; they and the Directors of the Funds who are affiliated with the Manager receive no salary or fee from the Funds. The chart below sets forth the fees paid by each Fund to its Directors and certain other information for the fiscal year ended December 31, 1995*:



-------------------
* Effective May 31, 1996, each of the individuals listed below resigned their position as a Director of the Company.


                       RICHARD M.       DONALD E. A.      RICHARD W.       BEVERLY L.       DONALD H.       DAVID E.
                         AYERS            CARSON            GREENE          HAMILTON        POND, JR.       SAMS, JR.
                       ----------       ------------      ----------       ----------       ---------       ---------

COMPENSATION RECEIVED FROM
EACH FUND

LIQUID FUND                $974               $1,034            $1,180          $1,003        $-0-            $-0-

GOVERNMENT
SECURITIES
FUND                        850                  894             1,021             872         -0-             -0-

INCOME FUND                 751                  787               898             768         -0-             -0-

ALLOCATION FUND           2,328                2,512             2,851           2,420         -0-             -0-

VALUE FUND                1,309                1,404             1,597           1,357         -0-             -0-

LIFESPAN INCOME
FUND                        128                  148               169             138         -0-             -0-

LIFESPAN
BALANCED FUND               221                  255               289             238         -0-             -0-

LIFESPAN GROWTH
FUND                        172                  199               226             187         -0-             -0-




                           RICHARD M.       DONALD E. A.      RICHARD W.       BEVERLY L.       DONALD H.       DAVID E.
                             AYERS            CARSON            GREENE          HAMILTON        POND, JR.       SAMS, JR.
                           ----------       ------------      ----------       ----------       ---------       ---------

PENSION OR RETIREMENT
BENEFITS ACCRUED AS
A FUND EXPENSE

LIQUID FUND                   -0-               -0-               -0-              -0-              -0-             -0-

GOVERNMENT
SECURITIES
FUND                          -0-               -0-               -0-              -0-              -0-             -0-

INCOME FUND                   -0-               -0-               -0-              -0-              -0-             -0-

TOTAL RETURN
FUND                          -0-               -0-               -0-              -0-              -0-             -0-

VALUE FUND                    -0-               -0-               -0-              -0-              -0-             -0-

LIFESPAN
INCOME FUND                   -0-               -0-               -0-              -0-              -0-             -0-

LIFESPAN
BALANCED FUND                 -0-               -0-               -0-              -0-              -0-             -0-

LIFESPAN GROWTH
FUND                          -0-               -0-               -0-              -0-              -0-             -0-


TOTAL COMPENSATION
FROM COMPANY AND
COMPLEX PAID TO THE
DIRECTORS**                   13,500           14,500            16,500          14,000             -0-             -0-



     As of December 31, 1995, the Directors and officers of the Company as a group owned of record or beneficially less than 1% of the outstanding shares of the Company.

MAJOR SHAREHOLDERS. As of January 31, 1995, Connecticut Mutual Life Insurance Company ("CML") and its affiliates owned shares of the Funds as follows: Value Fund (1,980,906 shares) (29% of shares outstanding); Liquid Fund (36,099,906 shares) (46% of shares.

-------------------
* As of the calendar year ended December 31, 1995, there were 22 investment companies in the Complex (including the Funds).

outstanding); LifeSpan Growth Fund (2,590,448 shares) (83% of shares outstanding); LifeSpan Balanced Fund (3,485,974 shares) (89% of shares outstanding); LifeSpan Income Fund (2,086,830 shares) (89% of shares outstanding). CML is incorporated under the laws of the State of Connecticut. CML and its affiliates are deemed to be controlling persons of any Fund of the Company of which they own more than 25% of the shares outstanding. As such, the exercise by CML and its affiliates of their voting rights may diminish the voting power of other shareholders. Effective March 1, 1996, Massachusetts Mutual Life Insurance Company, a Massachusetts corporation, acquired CML's interests in the Funds.

     As of January 31, 1996, no person owned of record or was known by the Company to own beneficially 5% or more of the outstanding shares of any Fund.

THE MANAGER, THE SUBADVISERS AND THEIR AFFILIATES. The Manager is wholly-owned by Oppenheimer Acquisition Corporation ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Funds, and two of whom (Mr. Jon S. Fossel and Mr. James C. Swain) serve as Directors of the Funds.

     The Manager and the Funds have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

     THE INVESTMENT ADVISORY AGREEMENTS. Each Fund has entered into an Investment Advisory Agreement with the Manager. The investment advisory agreement between the Manager and each Fund requires the Manager, at its expense, to provide each Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for the continuous public sale of shares of each Fund.

     Expenses not expressly assumed by the Manager under an advisory agreement or by the Distributor under a Distribution Agreement (defined below) are paid by the relevant Fund. The advisory agreement lists examples of expenses to be paid by a Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Directors, legal, and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation.

     The advisory fees paid by the Funds to G.R. Phelps & Co., the Funds' prior investment advisor, for the last three fiscal years were:

                                       1993           1994            1995
                                     ---------     ----------     ----------
Liquid Fund                           $357,506     $  385,774     $  349,609

Government Securities Fund            $465,806     $  460,523     $  342,325

Income Fund                           $277,291     $  304,391     $  274,057

Allocation Fund                       $867,544     $1,173,401     $1,251,666

Value Fund                            $264,629     $  342,082     $  613,378

LifeSpan Balanced Fund                $      0     $        0     $  214,011

LifeSpan Growth Fund                  $      0     $        0     $  166,212

LifeSpan Income Fund                  $      0     $        0     $  111,599

Total All Funds                       $232,776     $  666,171     $3,322,857
                                     ---------     ----------     ----------
                                     ---------     ----------     ----------

     Under each advisory agreement, the Manager has undertaken that if the total expenses of a Fund in any fiscal year should exceed the most stringent state regulatory requirements on expense limitations applicable to a Fund, the Manager's compensation under the advisory agreement will be reduced by the amount of such excess. For the purpose of such calculation, there shall be excluded any expense borne directly or indirectly by a Fund which is permitted to be excluded from the computation of such limitation by such statute or state regulatory authority. At present, that limitation is imposed by California, and limits expenses (with specific exclusions) to 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. Any assumption of a Fund's expenses under this limitation would lower a Fund's overall expense ratio and increase its total return during any period in which expenses are limited.

     The advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from any good faith errors or omissions in connection with any matters to which the Agreement relates. Each advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with its other investment activities. If the Manager shall no longer act as investment adviser to the Funds, the right of the Funds to use the name "Oppenheimer" as part of their corporate names may be withdrawn.

     Babson-Stewart, One Memorial Drive, Cambridge, Massachusetts 02142, is a Massachusetts general partnership and a registered investment adviser and was originally established in 1987. The general partners of Babson-Stewart are David L. Babson & Co., which is an indirect subsidiary of Massachusetts Life Insurance Company, and Stewart Ivory & Co. (International), Ltd. As of September 30, 1995, Babson-Stewart had approximately $917 million in assets under management. BEA Associates, Citicorp Center, 153 E. 53rd Street, 57th Floor, New York, NY 10022, is a partnership between Credit Suisse Capital Corporation and BEA Associate's employee shareholders. BEA Associates has been providing domestic and global fixed income and equity investment management services for institutional clients and mutual funds since 1984 and, together with its global affiliate, had $28.9 billion in assets under management as of June 30, 1995. Pilgrim, 1255 Drummers Lane, Wayne, Pennsylvania 19087, was established in 1982 to provide specialized equity management for institutional investors. Pilgrim is a Delaware corporation and a wholly owned subsidiary of United Asset Management Corporation. As of May 31, 1995, Pilgrim had over $4 billion in assets under management.

     THE INVESTMENT SUBADVISORY AGREEMENTS. With respect to the international Component for LifeSpan Growth Fund and LifeSpan Balanced Fund, the Manager has entered into investment subadvisory agreements with Babson-Stewart. With respect to the small cap Component of each LifeSpan Fund, the Manager has entered into investment subadvisory agreements with Pilgrim. With respect to the high yield/high risk bond Component for each LifeSpan Fund, the Manager has entered into investment subadvisory agreements with BEA Associates. Under the respective investment subadvisory agreement, the corresponding Subadviser, subject to the review of the Board of Directors and the overall supervision of the Manager, is responsible for managing the investment operations of the corresponding LifeSpan Fund Component and the composition of the Component's portfolio and furnishing the LifeSpan Fund with advice and recommendations with respect to investments and the purchase and sale of securities for the respective Component.

     The investment subadvisory agreements with Babson-Stewart provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard with respect to its obligations and duties under the agreements, Babson-Stewart will not be subject to liability for any loss sustained by reason of its good faith errors of omissions in connection with any matters to which the agreements relate.

     The investment subadvisory agreements with Pilgrim provide that in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the performance of its duties under the agreements, Pilgrim is not subject to liability for any error of judgment or mistake of law or for any other action or omission in the course of, or connected with, rendering services or for any losses that may be sustained in the purchase, holding or sale of any security, or otherwise.

     The investment subadvisory agreement with BEA Associates provides that in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the performance of its duties under the agreement, BEA Associates is not subject to liability for losses as a result of its activities in connection with the adoption of any investment policy or the purchase, sale or retention of securities on behalf of the LifeSpan Funds subadvised by BEA Associates if such activities were made with due care and in good faith.

     THE DISTRIBUTOR. Under its Distribution Agreements with each Fund, the Distributor acts as each Fund's principal underwriter in the continuous public offering of the Fund's shares, but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (other than those paid under the Distribution and Service Plans, but including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders), are borne by the Distributor.

     The compensation paid by the Funds to G.R. Phelps & Co., the prior distributor of the Funds' shares, for distribution fees for the last three fiscal years was:

                                       1993           1994            1995
                                     ---------     ----------     ----------

Liquid Fund                                  0              0              0

Government Securities Fund          $  365,583     $  189,799       $ 77,366

Income Fund                         $  203,149     $  127,640       $102,642

Allocation Fund                     $1,790,711     $1,671,181       $902,663

Value Fund                          $  416,056     $  513,544       $559,650

LifeSpan Income Fund                $        0     $        0       $ 75,262
                                                                    --------

LifeSpan Balanced Fund              $        0     $        0       $123,711
                                                                    --------

LifeSpan Growth Fund                $        0     $        0       $151,750
                                                                    --------


For additional information about distribution of the Funds' shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

     THE TRANSFER AGENT. OppenheimerFunds Services, each Fund's transfer agent, is responsible for maintaining each Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

BROKERAGE POLICIES OF THE FUNDS

BROKERAGE PROVISIONS OF THE INVESTMENT ADVISORY AGREEMENTS. One of the duties of the Manager under each advisory agreement is to arrange the portfolio transactions for each Fund. Each advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect a Fund's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ such broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of a Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding, but is expected to minimize the commissions paid to the extent consistent with the interest and policies of a Fund as established by its Board of Directors.

     Under each advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for a Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged, if a good faith determination is made by the Manager and the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of a Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for a Fund's portfolio transactions.

DESCRIPTION OF BROKERAGE PRACTICES FOLLOWED BY THE MANAGER. Most purchases made by the Funds are principal transactions at net prices, and the Funds incur little or no brokerage costs. Subject to the provisions of the advisory agreement, the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreements and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed income agency transactions in the secondary market and otherwise only if it appears likely that a better price or execution can be obtained.

     When the Funds engage in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager and its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Funds and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Directors has permitted the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income trades to obtain research where the broker has represented to the Manager that (i) the trade is not from the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

     The research services provided by brokers broadens the scope and supplements the research activities of the Manager, by making available additional views for consideration and comparisons, and enabling the Manager to obtain market information for the valuation of securities held in a Fund's portfolio or being considered for purchase. The Board of Directors, including the

"independent" Directors of the Funds (those Directors of the Funds who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the advisory agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.


LIQUID FUND, INCOME FUND AND GOVERNMENT SECURITIES FUND. As most purchases made by Liquid Fund, Income Fund and Government Securities Fund are principal transactions at net prices, these Funds incur little or no brokerage costs. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. No principal transactions and, except under unusual circumstances, no agency transactions for these Funds will be handled by any affiliated securities dealer. In the unusual circumstance when these Funds pay brokerage commissions, the above-described brokerage practices and policies are followed. Liquid Fund's policy of investing in short-term debt securities with maturities of less than 397 days results in high portfolio turnover. However, since brokerage commissions, if any, are small, high portfolio turnover does not have an appreciable adverse effect upon net asset value of the Fund.

     Brokerage commissions for the most recent three year period for the Fund's listed below were as follows:



                                  1993               1994               1995
                                 ------             ------             ------
                               Brokerage           Brokerage         Brokerage
       Fund                   Commissions         Commissions       Commissions
       ----                   -----------         -----------       -----------
Value Fund                       $187,654            $249,665          $233,480
Allocation Fund                  $297,403            $379,734          $211,491
LifeSpan Income Fund                   $0                  $0           $12,083
LifeSpan Balanced Fund                 $0                  $0           $58,577
LifeSpan Growth Fund                   $0                  $0           $62,173





PERFORMANCE OF THE FUNDS

YIELD (LIQUID FUND ONLY). Liquid Fund's current yield is determined in accordance with regulations adopted under the Investment Company Act. Yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent. The compounded effective yield for a seven-day period is calculated by (a) adding 1 to the base period return (obtained as described above), (b) raising the sum to a power equal to 365 divided by 7, and (c) subtracting 1 from the result. Liquid Fund's "current yield" for the seven days ended December 31, 1995, was 4.73% and its "compounded effective yield" was 4.84%.

     The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. Since the calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on Liquid Fund's portfolio securities which may affect dividends, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

YIELD AND TOTAL RETURN INFORMATION (ALL FUNDS OTHER THAN LIQUID FUND). From time to time, as set forth in a Fund's Prospectus, the "standardized yield," "dividend yield," "average annual total return," "total return," or "total return at net asset value", as the case may be, of an investment in a class of a Fund may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations is set forth below. A Fund's maximum sales charge rate on Class A shares was lower prior to March 18, 1996, and actual investment performance would be affected by that change.

     A Fund's advertisement of its performance must, under applicable rules of the SEC, include the average annual total returns for each class of shares of a Fund for the 1, 5 and 10-year periods (or the life of the class, if less) as of the most recently ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare a Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in a Fund is not insured; its yields and total returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yields and total returns for any given past period are not a prediction or representation by a Fund of future yields or rates of return on its shares. The yields and total returns of Class A, Class B or Class C shares of a Fund, as the case may be, are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to a particular class.

STANDARDIZED YIELDS

     YIELD. A Fund's "yields" (referred to as "standardized yield") for a given 30-day period for a class of shares are calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:
                                    6
                       2 [( a-b  + 1) - 1]
Standardized Yield =      ( cd      )

     The symbols above represent the following factors:

a  = dividends and interest earned during the 30-day period.
b  = expenses accrued for the period (net of any expense reimbursements).
c  = the average daily number of shares of that class outstanding during the
     30-day period that were entitled to receive dividends.
d = the maximum offering price per share of the class on the last day of the period, using the current maximum sales charge rate adjusted for undistributed net investment income.

     The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by a Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from a Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of a Fund's classes of shares will differ.

     DIVIDEND YIELD AND DISTRIBUTION RETURN. From time to time a Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the dividends paid on shares of a class from dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

     Dividend Yield of the Class =

      Dividends of the Class       DIVIDED BY     Number of days (accrual
--------------------------------                       period) x 365
Max. Offering Price of the Class
(last day of period)

     The maximum offering price for Class A shares includes the current maximum front-end sales charge. For Class B or Class C shares, as the case may be, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges. From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period.

TOTAL RETURN INFORMATION

     AVERAGE ANNUAL TOTAL RETURNS. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment according to the following formula:
          1/n
     (ERV)    -  1  =  AVERAGE ANNUAL TOTAL RETURN
      ---
       P

     CUMULATIVE TOTAL RETURNS. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

     ERV-P  =  TOTAL RETURN
     -----
      P

     In calculating total returns for Class A shares, the current maximum sales charge of 5.75% for Allocation, Value, LifeSpan Balanced, LifeSpan Growth and LifeSpan Income Fund (the "Equity Funds") and 4.75% for Government Securities and Income Fund (the "Bond Funds") (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares of an Equity Fund, the payment of the current contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at the net asset value, as described below). For Class B shares of a Bond Fund, the payment of the current contingent deferred sales charge (4.0% for the first year, 3.0% for the second year, 2.0% for the third and fourth years, 1.0% in the fifth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). For Class C shares, the 1.0% contingent deferred sales charge is applied to the investment results for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

     TOTAL RETURNS AT NET ASSET VALUE. From time to time a Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A, Class B or Class C shares, as the case may be. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

     VALUE OF A $1,000 INVESTMENT IN THE CLASS A SHARES OF THE GOVERNMENT SECURITIES FUND:


                                           Total Return        Total Return
                                            Annualized          Annualized
   Investment              Investment      (excluding 4%       (including 4%
    Period                   Date          sales charge)       sales charge)

10 Years Ended              12/31/85           8.92%              8.44%
12/31/95

5 Years Ended               12/31/90            8.59%             7.71%
12/31/95

1 Year Ended                12/31/94           17.90%            13.18%
12/31/95



     VALUE OF A $1,000 INVESTMENT IN THE CLASS B SHARES OF THE GOVERNMENT SECURITIES FUND:



                                           Total Return
                                            Annualized         Total Return
   Investment              Investment      (excluding 5%       (including 5%
    Period                   Date             CDSC)                CDSC)


Life of Fund                 10/01/95*         4.20%                 -1.01%
to 12/31/95


*Date of Inception

     VALUE OF A $1,000 INVESTMENT IN THE CLASS A SHARES OF THE INCOME FUND:



                                           Total Return        Total Return
                                            Annualized          Annualized
   Investment              Investment      (excluding 4%       (including 4%
    Period                   Date          sales charge)       sales charge)

10 Years Ended             12/31/85             7.74%              4.30%
12/31/95

5 Years Ended              12/31/90             7.91%              7.03%
12/31/95

1 Year Ended               12/31/94            11.77%              7.29%
12/31/95


     VALUE OF A $1,000 INVESTMENT IN THE CLASS B SHARES OF THE INCOME FUND:


                                           Total Return        Total Return
   Investment              Investment      (excluding 5%       (including 5%
    Period                    Date              CDSC)               CDSC)

Life of Fund                10/01/95*           2.41%               -2.71%
12/31/95


*Date of Inception


     VALUE OF A $1,000 INVESTMENT IN THE CLASS A SHARES OF THE ALLOCATION FUND:




                                           Total Return        Total Return
                                            Annualized          Annualized
   Investment              Investment      (excluding 5%       (including 5%
    Period                   Date          sales charge)       sales charge)

10 Years Ended               12/31/85          12.02%              11.45%
12/31/95

5 Years Ended                12/31/90          14.65%              13.48%
12/31/95

1 Year Ended                 12/31/94          23.95%              17.75%
12/31/95


     VALUE OF A $1,000 INVESTMENT IN THE CLASS B SHARES OF THE ALLOCATION FUND:


                                           Total Return        Total Return
   Investment              Investment      (excluding 5%       (including 5%
    Period                    Date              CDSC)               CDSC)


Life of Fund                10/01/95*          4.93%                -0.31%
to 12/31/95


*Date of Inception

     VALUE OF A $1,000 INVESTMENT IN THE CLASS A SHARES OF THE VALUE FUND:


                                           Total Return        Total Return
                                            Annualized          Annualized
   Investment              Investment      (excluding 5%       (including 5%
    Period                   Date          sales charge)       sales charge)

10 Years Ended              12/31/85           14.84%              14.25%
12/31/95

5 Years Ended               12/31/90           20.23%              19.00%
12/31/95

1 Year Ended                12/31/94           36.40%              29.58%
12/31/95


     VALUE OF A $1,000 INVESTMENT IN THE CLASS B SHARES OF THE VALUE FUND:



                                           Total Return        Total Return
   Investment              Investment      (excluding 5%       (including 5%
    Period                    Date              CDSC)               CDSC)


Life of Fund                10/01/95*           8.04%               2.63%
to 12/31/95


*Date of Inception

     VALUE OF A $1,000 INVESTMENT IN THE CLASS A SHARES OF THE LIFESPAN GROWTH
FUND:



                                           Total Return        Total Return
                                            Annualized          Annualized
   Investment              Investment      (excluding 5%       (including 5%
    Period                   Date          sales charge)       sales charge)

Life of Fund                 5/1/95*            18.02%             12.12%
to 12/31/95


     VALUE OF A $1,000 INVESTMENT IN THE CLASS B SHARES OF THE LIFESPAN GROWTH
FUND:


                                           Total Return        Total Return
   Investment              Investment      (excluding 5%       (including 5%
    Period                    Date              CDSC)               CDSC)

Life of Fund                10/01/95*           5.34%               0.07%
to 12/31/95


     VALUE OF A $1,000 INVESTMENT IN THE CLASS A SHARES OF THE LIFESPAN BALANCED
FUND:


                                           Total Return        Total Return
                                            Annualized          Annualized
   Investment              Investment      (excluding 5%       (including 5%
    Period                   Date          sales charge)       sales charge)

Life of Fund                 5/1/95*            15.33%              9.56%
to 12/31/95


*Date of Inception

     VALUE OF A $1,000 INVESTMENT IN THE CLASS B SHARES OF THE LIFESPAN BALANCED
FUND:


                                           Total Return        Total Return
   Investment              Investment      (excluding 5%       (including 5%
    Period                    Date              CDSC)               CDSC)

Life of Fund                 10/1/95*          4.49%               -0.73%
to 12/31/95


*Date of Inception


     VALUE OF A $1,000 INVESTMENT IN THE CLASS A SHARES OF THE LIFESPAN INCOME
FUND:



                                           Total Return        Total Return
                                            Annualized          Annualized
   Investment              Investment      (excluding 5%       (including 5%
    Period                   Date          sales charge)       sales charge)

Life of Fund                 5/1/95*           11.22%               5.66%
to 12/31/95

*Date of Inception

     VALUE OF A $1,000 INVESTMENT IN THE CLASS B SHARES OF THE LIFESPAN INCOME
FUND:

                                           Total Return        Total Return
   Investment              Investment      (excluding 5%       (including 5%
    Period                    Date              CDSC)               CDSC)

Life of Fund                10/01/95*           4.30%              -0.92%
to 12/31/95


*Date of Inception

     OTHER PERFORMANCE COMPARISONS. From time to time a Fund may also include in its advertisements and sales literature performance information about a Fund or rankings of a Fund's performance cited in newspapers or periodicals, such as The New York Times. These articles may include quotations of performance from other sources, such as Lipper Analytical Services, Inc. or Morningstar, Inc.

     From time to time, a Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent), by independent third-parties, on the investor services provided by them to shareholders of the Oppenheimer funds, other than the performance rankings of the Oppenheimer funds themselves. These ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, using its own research or judgment, or based upon surveys of investors, brokers, shareholders or others.

     When comparing yield, total return and investment risk of an investment in Class A, Class B or Class C shares, as the case may be, of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of a Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government.

DISTRIBUTION AND SERVICE PLANS (NOT APPLICABLE TO LIQUID FUND)

     Each Fund (other than Liquid Fund) has adopted a Service Plan for Class A Shares and a Distribution and Service Plan for Class B shares of the Fund under Rule 12b-1 of the Investment Company Act. Each of Allocation Fund, Value Fund and each LifeSpan Fund has adopted a Distribution and Service Plan for Class C shares of such Fund under Rule 12b-1 of the Investment Company Act. Pursuant to such Plans, each Fund will reimburse the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectuses. Each Plan has been approved by a vote of (i) the Board of Directors of the effected Funds, including a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plans for the Class C shares, the votes were cast by the Manager as the then-sole initial holder of Class C shares of the effected Funds.

     In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from a Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform at no cost to a Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to Recipients from their own resources.

     Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the effected Fund's Board of Directors including its Independent Directors by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of each Fund automatically convert into Class A shares after six years, a Fund is required to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to a Class A Plan that would materially increase payments under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Board and the Independent Directors.

     While the Plans are in effect, the Treasurer of the Funds shall provide separate written reports to the Board of Directors at least quarterly for its review, detailing the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any such payment and the purpose of the payments. The report for the Class B Plan shall also include the Distributor's distribution costs for that quarter, and such costs for previous fiscal periods that are carried forward, as explained in the Prospectuses and below. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Directors in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Directors who are not "interested persons" of the Funds are committed to the discretion of the Independent Directors. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of the Independent Directors.

     Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all shares of a Fund held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Directors. Initially, the Board of Directors has set the fee at the maximum rate and set no minimum amount. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal quarter by the Distributor may not be recovered under the Class A Plan in subsequent fiscal quarters. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.

     The Class B and Class C Plans allow the service fee payments to be paid by the Distributor to Recipients in advance for the first year Class B and Class C shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectuses. The advance payment is based on the net asset value of the Class B and Class C shares sold. An exchange of shares does not entitle the Recipient to an advance payment of the service fee. In the event Class B or Class C shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance of the service fee payment to the Distributor.

     Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B Plan and the Class C Plan by the Board. Initially, the Board has set no minimum holding period.

All payments under the Class B Plan and the Class C Plan are subject to the limitations imposed by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. The Distributor anticipates that it will take a number of years for it to recoup (from a Fund's payments to the Distributor under the Class B or Class C Plan and from contingent deferred sales charges collected on redeemed Class B or Class C shares) the sales commissions paid to authorized brokers or dealers.

     For the fiscal year ended December 31, 1995, each Fund paid the Distributor the following amounts under its respective Class A and Class B Plans:

                                            Class A        Class B
                                          -----------    -----------
Liquid Fund                                $       0*            N/A

Government Securities Fund                 $       0      $       75

Income Fund                                $       0      $      112

Allocation Fund                            $ 348,698      $      917

Value Fund                                 $ 176,158      $      742

LifeSpan Growth Fund                       $  48,745      $      563

LifeSpan Balanced Fund                     $  62,792      $      608

LifeSpan Income Fund                       $  37,134      $      264



     During this period, no Class C Plans were in effect for the Funds and no Class C shares were outstanding.

---------------
*  Liquid Fund terminated its 12b-1 Plan in March 1996.

     Asset-based sales charge payments are designed to permit an investor to purchase shares of a Fund without the assessment of a front-end sales load and at the same time permit the Distributor to compensate brokers and dealers in connection with the sale of Class B and Class C shares of a Fund. The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate whether the Distributor's distribution expenses are more than the amounts paid by a Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans or provide such financing from its own resources, or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

ABOUT YOUR ACCOUNT

HOW TO BUY SHARES

ALTERNATIVE SALES ARRANGEMENTS - CLASS A, CLASS B AND CLASS C SHARES (NOT APPLICABLE TO LIQUID FUND). Income Fund and Government Securities Fund offer two classes of shares, Class A and Class B shares. Value Fund, Allocation Fund and each LifeSpan Fund offer three classes of shares, Class A, Class B and Class C shares. The availability of multiple classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any order for $500,000 or $1 million or more of Class B or Class C shares, respectively, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of a Fund instead.

     A Fund's classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

     The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

     The methodology for calculating the net asset value, dividends and distributions of a Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to a Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees,
(iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution and/or Service Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.

DETERMINATION OF NET ASSET VALUES PER SHARE (ALL FUNDS OTHER THAN LIQUID FUND). The net asset values per share of Class A, Class B and, in some cases, Class C shares of a Fund are determined as of the close of business of The New York Stock Exchange on each day the Exchange is open by dividing the value of a Fund's net assets attributable to that class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; it may close on other days. Trading may occur at times when the Exchange is closed (including weekends and holidays or after 4:00 P.M., on a regular business day). Because the net asset values of a Fund will not be calculated at such times, if securities held in a Fund's portfolio are traded at such time, the net asset values per share of Class A, Class B or Class C shares of a Fund may be significantly affected on such days when shareholders do not have the ability to purchase or redeem shares.

     The Funds' Board of Trustees has established procedures for the valuation of a Fund's securities, generally as follows: (i) equity securities traded on a securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale prices on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sales prices of the preceding trading day, or closing bid and asked prices); (ii) securities actively traded on a foreign securities exchange are valued at the last sales price available to the pricing service approved by a Fund's Board of Directors or to the Manager as reported by the principal exchange on which the security is traded; (iii) unlisted foreign securities or listed foreign securities not actively traded are valued as in (i) above, if available, or at the mean between "bid" and "asked" prices obtained from active market makers in the security on the basis of reasonable inquiry; (iv) long-term debt securities having a remaining maturity in excess of 60 days are valued at the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by a Fund's Board of Directors or obtained from active market makers in the security on the basis of reasonable inquiry; (v) debt instruments having a maturity of more than one year when issued, and non-money market type instruments having a maturity of one year or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between "bid" and "asked" prices determined by a pricing service approved by a Fund's Board of Directors or obtained from active market makers in the security on the basis of reasonable inquiry; (vi) money market-type debt securities having a maturity of less than one year when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vii) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures.

     In the case of U.S. Government Securities and mortgage-backed securities, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved. A Funds' Board of Directors has authorized the Manager to employ a pricing service to price U.S. Government Securities for which last sale information is not generally available. The Directors will monitor the accuracy of such pricing services by comparing prices used for portfolio evaluation to actual sales prices of selected securities.

     Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of The New York Stock Exchange. Events affecting the values of foreign securities traded in stock markets that occur between the time their prices are determined and the close of the Exchange will not be reflected in a Fund's calculation of net asset value unless the Board of Directors or the Manager, under procedures established by the Board of Directors, determines that the particular event would materially affect a Fund's net asset value, in which case an adjustment would be made. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

     Calls, puts and Futures held by a Fund are valued at the last sale prices on the principal exchanges on which they are traded, or on NASDAQ, as applicable, or, if there are no sales that day, in accordance with (i) above. When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is "marked-to-market" to reflect the current market value of the option. In determining a Fund's gain on investments, if a call written by a Fund is exercised, the proceeds are increased by the premium received. If a call written by a Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

     AMORTIZED COST METHOD (LIQUID FUND ONLY). Liquid Fund will seek to maintain a net asset value of $1.00 per share for purchases and redemptions. There can be no assurance that it will do so. Under Rule 2a-7, Liquid Fund may use the amortized cost method of valuing its shares. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of a discount, regardless of the impact of fluctuating interest rates on the market value of the security. The method does not take into account unrealized capital gains or losses.

     Liquid Fund's Board of Directors has established procedures intended to stabilize the Fund's net asset value at $1.00 per share. If Liquid Fund's net asset value per share were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board promptly to consider what action, if any, should be taken. If the Directors find that the extent of any such deviation may result in material dilution or other unfair effects on shareholders, the Board will take whatever steps it considers appropriate to eliminate or reduce such dilution or unfair effects, including, without limitation, selling portfolio securities prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the outstanding number of Fund shares without monetary consideration, or calculating net asset value per share by using available market quotations.

     As long as it uses Rule 2a-7, Liquid Fund must abide by certain conditions described in the prospectus. Some of those conditions relate to portfolio management and require Liquid Fund to: (i) maintain a dollar-weighted average portfolio maturity not in excess of 90 days; (ii) limit its investments, including repurchase agreements, to those instruments which are denominated in U.S. dollars, and which are rated in one of the two highest short-term rating categories by at least two "nationally-recognized statistical rating organizations" ("NRSROs"), as defined in Rule 2a-7, or by only one NRSRO if only one NRSRO has rated the security; an instrument that is not rated must be of comparable quality as determined by the Board; and (iii) not purchase any instruments with a remaining maturity of more than 397 days. Under Rule 2a-7, the maturity of an instrument is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions for certain variable rate demand and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period scheduled until repurchase or return, or if subject to demand, equal to the notice period.

     While the amortized cost method provides certainty in valuation, there may be periods during which the value of an instrument as determined by the amortized cost method is higher or lower than the price Liquid Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of Liquid Fund may tend to be lower (and net investment income and daily dividends higher) than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices or estimates of market prices for its portfolio. Thus, if the use of amortized cost by Liquid Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Liquid Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing only market values, and existing shareholders in Liquid Fund would receive less investment income than if the Fund were priced at market value. Conversely, during periods of rising interest rates, the daily yield on Fund shares will tend to be higher and its aggregate value lower than that of a portfolio priced at market value. A prospective investor would receive a lower yield than from an investment in a portfolio priced at market value, while existing investors in Liquid Fund would receive more investment income than if the Fund were priced at market value.

ACCOUNTLINK. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day a Fund receives Federal Funds for such purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If the Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by a Fund three days after the transfers are initiated. The Distributor and the Funds are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

REDUCED SALES CHARGES (NOT APPLICABLE TO LIQUID FUND). A reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in each Fund's Prospectus because the Distributor or broker-dealer incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, siblings, sons- and daughters-in-law, a sibling's spouse and a spouse's siblings.

     THE OPPENHEIMERFUNDS. The OppenheimerFunds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Tax-Free Bond Fund
Oppenheimer New York Tax-Exempt Fund
Oppenheimer California Tax-Exempt Fund
Oppenheimer Intermediate Tax-Exempt Fund
Oppenheimer Insured Tax-Exempt Fund
Oppenheimer Main Street California Tax-Exempt Fund
Oppenheimer Florida Tax-Exempt Fund
Oppenheimer New Jersey Tax-Exempt Fund
Oppenheimer Pennsylvania Tax-Exempt Fund
Oppenheimer Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Target Fund
Oppenheimer Growth Fund
Oppenheimer Equity Income Fund
Oppenheimer Value Stock Fund
Oppenheimer Asset Allocation Fund
Oppenheimer Total Return Fund, Inc.

Oppenheimer Main Street Income & Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Champion Income Fund
Oppenheimer Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund
Oppenheimer Global Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest Growth & Income Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Disciplined Value Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer LifeSpan Growth Fund
Oppenheimer LifeSpan Balanced Fund
Oppenheimer LifeSpan Income Fund
Connecticut Mutual Income Account
Connecticut Mutual Government Securities Account

the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.
Daily Cash Accumulation Fund, Inc.
Connecticut Mutual Liquid Account

     There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a CDSC).

     LETTERS OF INTENT. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares of a Fund (and Class A and Class B shares of other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of a Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class
A shares under the Letter will be made at the public offering price
(including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

     In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of his or her Fund's Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by a Fund, that those amendments will apply automatically to existing Letters of Intent.

     For purchases of shares of a Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

     Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of a Fund equal in value to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

     3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

     5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A shares or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectuses entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

ASSET BUILDER PLANS. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectuses. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

     There is a front-end sales charge on the purchase of Class A shares of certain OppenheimerFunds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Transfer Agent, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. Each Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

CANCELLATION OF PURCHASE ORDERS. Cancellation of purchase orders for a Fund's shares (for example, when a purchase check is returned to a Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate a Fund for the loss, the Distributor will do so. A Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

HOW TO SELL SHARES

     Information on how to sell shares of the Funds is stated in the Prospectuses. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

     CHECK WRITING (NOT APPLICABLE TO VALUE, ALLOCATION OR ANY LIFESPAN FUND). When a check is presented to the Bank for clearance, the Bank will ask the effected Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or a Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. A Fund reserves the right to amend, suspend or discontinue offering check writing privileges at any time without prior notice.

     INVOLUNTARY REDEMPTIONS. A Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the number of shares is less than 1,000. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

     SELLING SHARES BY WIRE. The wire of redemption proceeds may be delayed if a Fund's Custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

     PAYMENTS "IN KIND". Each Fund's Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Directors of a Fund determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Each Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method a Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and such valuation will be made as of the time the redemption price is determined.

REINVESTMENT PRIVILEGE (NOT APPLICABLE TO LIQUID FUND). Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of
(i) Class A shares, or (ii) Class B shares or (iii) Class C shares that were subject to the Class C contingent deferred sales charge when redeemed. The reinvestment may be made without sales charge only in Class A shares of a Fund or any of the other Oppenheimer funds into which shares of a Fund are exchangeable as described in "How to Exchange Shares" below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of a Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case, the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. A Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

TRANSFERS OF SHARES (NOT APPLICABLE TO LIQUID FUND). Shares are not subject to the payment of a contingent deferred sales charge of either class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in a Fund's Prospectus under "How to Buy Shares" for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

DISTRIBUTIONS FROM RETIREMENT PLANS. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the relevant Fund's Prospectus or on the back cover of this Statement of Additional Information. The request must:
(i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and a Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension or profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Funds, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

SPECIAL ARRANGEMENTS FOR REPURCHASE OF SHARES FROM DEALERS AND BROKERS. The Distributor is the Funds' agent to repurchase their shares from authorized dealers or brokers. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectuses.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Investors owning shares of a Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. A Fund cannot guarantee receipt of the payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the Class B and Class C contingent deferred sales charges on such withdrawals (except where the Class B and Class C contingent deferred sales charge is waived as described in the Prospectuses under "Class B Contingent Deferred Sales Charge" or in "Class C Contingent Deferred Sales Charge").

     By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and in the provisions of the OppenheimerFunds Application relating to such Plans, as well as the Prospectuses. These provisions may be amended from time to time by a Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

     AUTOMATIC EXCHANGE PLANS. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of a Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

     AUTOMATIC WITHDRAWAL PLANS. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and thereafter shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the effected Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent and the Fund in good faith to administer the Plan. Certificates will not be issued for shares of a Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of such Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

     For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of a Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

     Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

     The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of a Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with such Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

     The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from a Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or a Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

     To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

     If the Transfer Agent ceases to act as transfer agent for a Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

HOW TO EXCHANGE SHARES. As stated in the Prospectuses, shares of a particular class of OppenheimerFunds having more than one class of shares may be exchanged only for shares of the same class of other OppenheimerFunds. Shares of the OppenheimerFunds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., Daily Cash Accumulation Fund Inc. and Connecticut Mutual Liquid Account, which only offer Class A shares and Oppenheimer Main Street California Tax Exempt Fund, Connecticut Mutual Government Securities Account and Connecticut Mutual Income Account which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans).

     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge).

     Shares of a Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     No contingent deferred sales charge is imposed on exchanges of shares of either class purchased subject to a contingent deferred sales charge. However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectuses for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

     A Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of 10 or more accounts. A Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the relevant Fund's Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

     When exchanging shares by telephone, the shareholder must either have an existing account in, or obtain acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. A Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to a Fund).

     The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the funds selected are appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Funds, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

     Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

     The amount of a class's distributions may vary from time to time depending on market conditions, the composition of a Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C shares" above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and will also differ in amount as a consequence of any difference in net asset value between the classes.

     If prior distributions must be re-characterized at the end of the fiscal year as a result of the effect of a Fund's investment policies, shareholders may have a non-taxable return of capital, which will be identified in notices to shareholders. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

     If a Fund qualifies as a "regulated investment company" under the Internal Revenue Code, they will not be liable for Federal income taxes on amounts paid by them as dividends and distributions. Each Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether a Fund will qualify, and a Fund might not meet those tests in a particular year. For example, if a Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered Calls and Hedging Instruments," above). If it does not qualify, a Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

     Under the Internal Revenue Code, by December 31 each year each Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else a Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that each Fund will meet those requirements, a Fund's Board and the Manager might determine in a particular year that it would be in the best interest of shareholders for a Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

DIVIDEND REINVESTMENT IN ANOTHER FUND. Shareholders of a Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges" above, at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the Oppenheimer funds may be invested in shares of a Fund on the same basis.

ADDITIONAL INFORMATION ABOUT THE FUNDS

THE CUSTODIAN. State Street Bank and Trust Company is the Custodian of the Funds' assets. The Custodian's responsibilities include safeguarding and controlling the Funds' portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Funds.

INDEPENDENT AUDITORS. The independent auditors of the Funds audit the Funds' financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.


FINANCIAL INFORMATION ABOUT THE FUNDS

INDEPENDENT AUDITORS' REPORT AND FINANCIAL STATEMENTS

The Funds' financial statements for the year ended December 31, 1995 are attached to and incorporated by reference from the Company's Annual Report into this Statement of Additional Information. The financial statements are so attached and incorporated in reliance upon the report of Arthur Andersen LLP, independent public accountants, as experts in accounting and auditing.

                             Appendix A

                      Industry Classifications


Aerospace/Defense                            Food
Air Transportation                           Gas Utilities*
Auto Parts Distribution                      Gold
Automotive                                   Health Care/Drugs
Bank Holding Companies                       Health Care/Supplies & Services
Banks                                        Homebuilders/Real Estate
Beverages                                    Hotel/Gaming
Broadcasting                                 Industrial Services
Broker-Dealers                               Insurance
Building Materials                           Leasing & Factoring
Cable Television                             Leisure
Chemicals                                    Manufacturing
Commercial Finance                           Metals/Mining
Computer Hardware                            Nondurable Household Goods
Computer Software                            Oil - Integrated
Conglomerates                                Paper
Consumer Finance                             Publishing/Printing
Containers                                   Railroads
Convenience Stores                           Restaurants
Department Stores                            Savings & Loans
Diversified Financial                        Shipping
Diversified Media                            Special Purpose Financial
Drug Stores                                  Specialty Retailing
Drug Wholesalers                             Steel
Durable Household Goods                      Supermarkets
Education                                    Telecommunications - Technology
Electric Utilities                           Telephone - Utility
Electrical Equipment                         Textile/Apparel
Electronics                                  Tobacco
Energy Services & Producers                  Toys
Entertainment/Film                           Trucking
Environmental

------------------
*For purposes of a Fund's investment policy not to concentrate in securities of issuers in the same industry, utilities are divided into "industries" according to their services (e.g., gas utilities, gas transmission utilities, electric utilities and telephone utilities are each considered a separate industry).

OPPENHEIMER SERIES FUND, INC.
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

INVESTMENT ADVISOR
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York  10048-0203

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado  80217
1-800-525-7048

CUSTODIAN OF PORTFOLIO SECURITIES
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts  02110

INDEPENDENT AUDITORS
Arthur Andersen LLP
One Financial Plaza
Hartford, Connecticut  06103

LEGAL COUNSEL

                 CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                         PART C -- OTHER INFORMATION


ITEM 24.  Financial Statements and Exhibits.

          (a)  Financial Statements.

          (1)  Included in Part A:

               Financial Highlights for Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Diversified Income Account, CMIA LifeSpan Balanced Account and CMIA LifeSpan Capital Appreciation Account, each for the period ended December 31, 1995 (audited).

          (2) Incorporated by reference into Part B from the Registrant's Annual Report to Shareholders for Liquid Account, Government Securities Account, Income Account, Growth Account and Balanced Account and Annual Report to Shareholders for the Lifespan Accounts each for the year ended December 31, 1995 (filed electronically on February 29, 1996; file no. 2-75276; accession numbers 0000912057-96-003353 and 000091205-003639, respectively):

               Financial Statements for each of Connecticut
               Mutual Liquid Account, Connecticut Mutual
               Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Total Return Account, Connecticut Mutual Growth Account, CMIA LifeSpan Diversified Income Account, CMIA LifeSpan Balanced Account and CMIA LifeSpan Capital Appreciation Account:

               Statement of Net Assets as of December 31, 1995
               Statement of Operations for the year ended
                    December 31, 1995
               Statement of Changes in Net Assets for the years
                    ended December 31, 1994 and 1995
               Notes to Financial Statements as of
                    December 31, 1995
               Auditors' Report

          (b)  Exhibits

          1.     Amended and Restated Articles of
                 Incorporation dated January 6, 1995+

          1.1    Articles Supplementary dated September, 1995+

          1.2    Articles Supplementary dated May, 1995+

          2.     By-Laws+

          3.     Not Applicable

          4.     Not Applicable

          5. Amendment to Investment Advisory Agreement between the Registrant, on behalf of each of CMIA LifeSpan Diversified Income Account, CMIA LifeSpan Balanced Account and CMIA LifeSpan Capital Appreciation Account (the "LifeSpan Accounts"), and G.R. Phelps & Co., Inc.****

          5.1. Subadvisory Agreement among the Registrant, on behalf of the respective LifeSpan Fund, G.R. Phelps & Co., Inc. and the respective Subadvisor and schedule of omitted substantially similar documents****

          5.2. Form of Investment Advisory Agreement between the Registrant, on behalf of Connecticut Mutual Total Return Account and OppenheimerFunds, Inc. and schedule of omitted substantially similar documents+

          5.3 Form of Investment Subadvisory Agreement between OppenheimerFunds, Inc. and Pilgrim, Baxter & Associates, Ltd. (for CMIA LifeSpan Balanced Account) and schedule of omitted substantially similar documents+

          5.4    Form of Investment Subadvisory Agreement between
                 OppenheimerFunds, Inc. and BEA Associates (for
                 CMIA LifeSpan Balanced Account) and schedule of omitted substantially similar documents+

          5.5    Form of Investment Subadvisory Agreement between
                 OppenheimerFunds, Inc. and Babson-Stewart Ivory
                 International (for CMIA LifeSpan Balanced
                 Account) and schedule of omitted substantially similar documents+

          6.     Underwriting Agreement between Registrant and
                 G.R. Phelps & Co., Inc.*

          6.1.   Amendment (Municipal Funds) to Amended
                 Underwriting Agreement between Registrant and
                 G.R. Phelps & Co., Inc.***

          6.2.   Amendment (LifeSpan Accounts) to Amended
                 Underwriting Agreement between Registrant and
                 G.R. Phelps & Co., Inc.****

          6.3.   Dealer Agreement with G.R. Phelps & Co., Inc.*

          6.4.   Underwriting Agreement between Registrant and
                 Connecticut Mutual Financial Services,
                 L.L.C.*****

          6.5    Form of General Distributor's Agreement between
                 Registrant on behalf of Oppenheimer Disciplined
                 Allocation Fund and OppenheimerFunds
                 Distributor, Inc. and schedule of omitted substantially similar documents+

          7.     Not Applicable

          8.     Form of Master Custodian Agreement between
                 Registrant and Investors' Bank & Trust Company***

          8.1. Master Custodian Agreement between Registrant, on behalf of each series of the Registrant
                 (except the Municipal Accounts), and State
                 Street Bank and Trust Company+

          8.2.   Amendment (LifeSpan Funds) to Custodian
                 Agreement between Registrant and State Street
                 Bank and Trust Company+

          9.     Transfer Agency and Service Agreement between
                 Registrant and State Street Bank and Trust Co.*

          9.1.   Amendment (Municipal Accounts) to Transfer
                 Agency and Service Agreement between Registrant and State Street Bank and Trust Co.***

          9.2. Amendment (LifeSpan Funds) to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Co.****

          9.3.   Form of Subscription Agreement among G.R.
                 Phelps & Co., Inc., the Registrant, on behalf of
                 CMIA National Municipals Account, National Tax
                 Free Portfolio and Eaton Vance Management***

          9.4.   Form of Subscription Agreement among G.R.
                 Phelps & Co., Inc., the Registrant, on behalf of
                 CMIA California Municipals Account, California
                 Tax Free Portfolio and Eaton Vance Management***

          9.5.   Form of Subscription Agreement among G.R.
                 Phelps & Co., Inc., the Registrant, on behalf of
                 CMIA Massachusetts Municipals Account,
                 Massachusetts Tax Free Portfolio and Eaton Vance
                 Management***

          9.6.   Form of Subscription Agreement among G.R.
                 Phelps & Co., Inc., the Registrant, on behalf of
                 CMIA New York Municipals Account, New York Tax
                 Free Portfolio and Eaton Vance Management***

          9.7.   Form of Subscription Agreement among G.R.
                 Phelps & Co., Inc., the Registrant, on behalf of
                 CMIA Ohio Municipals Account, Ohio Tax Free
                 Portfolio and Eaton Vance Management***

          9.8. Form of Administrative Services Agreement between Registrant, on behalf of CMIA National
                 Municipals Account, and G.R. Phelps & Co.,
                 Inc.***

          9.9. Form of Administrative Services Agreement between the Registrant, on behalf of CMIA
                 California Municipals Account, and G.R. Phelps &
                 Co., Inc.***

          9.10. Form of Administrative Services Agreement between the Registrant, on behalf of CMIA
                 Massachusetts Municipals Account, and G.R.
                 Phelps & Co., Inc.***

          9.11. Form of Administrative Services Agreement between the Registrant, on behalf of CMIA New
                 York Municipals Account, and G.R. Phelps & Co.,
                 Inc.***

          9.12. Form of Administrative Services Agreement between the Registrant, on behalf of CMIA Ohio
                 Municipals Account, and G.R. Phelps & Co.,
                 Inc.***

          9.13   Form of Service Contract between Registrant and
                 OppenheimerFunds Services+

          10.    Opinion and Consent of Counsel**

          10.1.  Consent of Counsel in California and New York***

          10.2.  Consent of Counsel in Ohio***

          11.1.  Consent of Independent Public Accountants+

          12. Incorporated by reference to the filing on Form 30D-1 filed on February 29, 1996; file number 2-75276; accession numbers 0000912057-96-003353 and 000091205-003639, respectively.
 .

          13.    Not Applicable

          14.    Not Applicable

          15.    Form of CMIA National Municipals Account
                 Rule 12b-1 Plan***

          15.1.  Form of CMIA California Municipals Account
                 Rule 12b-1 Plan***

          15.2.  Form of CMIA Massachusetts Municipals Account
                 Rule 12b-1 Plan***

          15.3.  Form of CMIA New York Municipals Account
                 Rule 12b-1 Plan***

          15.4.  Form of CMIA Ohio Municipals Account Rule 12b-1
                 Plan***

          15.5. Class A Rule 12b-1 Distribution Plans for the respective Funds and schedule of substantially similar omitted documents****

          15.6. Class B Rule 12b-1 Distribution Plan for the respective Funds and schedule of substantially similar omitted documents*****

          15.7 Form of Service Plan and Agreement between Oppenheimer Disciplined Allocation Fund and OppenheimerFunds Distributor, Inc. for Class A Shares and schedule of substantially similar omitted documents+

          15.8 Form of Distribution and Service Plan and Agreement with OppenheimerFunds Distributor, Inc. for Class B Shares of Oppenheimer Disciplined Allocation Fund and schedule of substantially similar omitted documents+

          15.9 Form of Distribution and Service Plan and Agreement with OppenheimerFunds Distributor, Inc. for Class C Shares of Oppenheimer Disciplined Allocation Fund and schedule of substantially similar omitted documents+

          16.    Schedule of Computation for Performance
                 Quotations (Municipal Accounts)***

          17.    Financial Data Schedule+

          18.    Rule 18f-3 Multiple Class Plan (Class A and
                 Class B shares) for the respective Funds and schedule of substantially similar omitted documents*****

          18.1 Rule 18f-3 Multiple Class Plan (Class A, B and C shares) for Oppenheimer Disciplined Allocation Fund, Oppenheimer Disciplined Value Fund, Oppenheimer LifeSpan Growth Fund, Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Income Fund+

            ____________
         +  Filed herewith.
         * Previously filed as exhibit to Registrant's Registration Statement and incorporated by reference herein.
        **  Filed with Registrant's Rule 24f-2 Notice.
       *** Previously filed with post-effective amendment no. 19 to the Registration Statement (File No. 2-75276) (the "Registration Statement") on July
            27, 1994 and incorporated by reference herein.
      ****  Previously filed with post-effective amendment
            No. 20 to the Registration Statement on February
            10, 1995 and incorporated by reference herein.
     ***** Previously filed with post-effective amendment no. 23 to the Registration Statement on July 27, 1995 and incorporated by reference herein.
    ****** Previously filed with post-effective amendment no. 24 on September 29, 1995 and incorporated by reference herein.

ITEM 25.  Persons Controlled by or Under Common Control with
          Registrant.

     (1) The chart that follows indicates those entities owned directly or indirectly by Connecticut Mutual Life Insurance
Company at December 31, 1995.

                  CONNECTICUT MUTUAL LIFE INSURANCE COMPANY
                                 SUBSIDIARIES
                                AS OF 12/31/95

CM ADVANTAGE, INC.: This is a Connecticut corporation incorporated February 27, 1984. Its business is acting as general partner in real estate limited partnerships. DHC, Inc. owns all the outstanding stock.

CM ASSURANCE COMPANY: This is a Connecticut corporation incorporated July 23, 1986 (CM Insurance Company) and renamed December 15, 1987. Type of business - life insurance, endowments, annuities, accident, disability and health insurance. Connecticut Mutual owns all the stock.

CM BENEFIT INSURANCE COMPANY: This is a Connecticut corporation incorporated April 22, 1986 as CM Pension Insurance Company and renamed CM Benefit Insurance Company on December 15, 1987. Type of business - life insurance, endowments, annuities, accident, disability and health insurance.
Connecticut Mutual owns all the stock.

CM INSURANCE SERVICES, INC.: A Connecticut corporation incorporated July 20, 1981 as DIVERSIFIED INSURANCE SERVICES OF AMERICA, INC. and renamed as CM Insurance Services, Inc. on June 23, 1992. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. DHC, Inc. owns all the issued and outstanding stock.

CM INSURANCE SERVICES, INC. (ARKANSAS): An Arkansas corporation incorporated January 11, 1982 as Diversified Insurance Services Agency of America and renamed CM Insurance Services, Inc. on October 19, 1992. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. owns all of the issued and outstanding common stock.

CM INSURANCE SERVICES, INC. (TEXAS): A Texas corporation incorporated April 16, 1982 and renamed CM Insurance Services, Inc. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. controls 100 shares (100%) of the issued and outstanding common stock through a voting trust.

CM INTERNATIONAL, INC.: A Delaware corporation incorporated July 25, 1985. Type of business - holding a mortgage pool and issuance of collateralized mortgage obligations. DHC, Inc. owns all the outstanding stock.

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.: This is a Maryland corporation incorporated December 9, 1981 as Connecticut Mutual Liquid Account, Inc. It is a diversified open-end management investment company. As of 3/31/94, Connecticut Mutual and its various subsidiaries owned approximately 30% of its shares.

CONNECTICUT MUTUAL FINANCIAL SERVICES SERIES FUND I, INC.: This is a Maryland corporation organized August 17, 1981. It is a diversified open-end management investment company. Shares of the fund are sold only to Connecticut Mutual and its affiliates, primarily CML's Panorama separate account.

CONNECTICUT MUTUAL FINANCIAL SERVICES, LLC: A Connecticut limited liability corporation formed November 10, 1994. It is a registered broker-dealer. Connecticut Mutual has a 99% ownership interest and CM Strategic Ventures, Inc. has a 1% ownership interest.

CM LIFE INSURANCE COMPANY: A Connecticut corporation incorporated April 25, 1980. Its business is the sale of life insurance, endowments, annuities, accident, disability and accident and health insurance. Connecticut Mutual owns all the common stock.

CM PROPERTY MANAGEMENT, INC.: A Connecticut corporation incorporated December 27, 1976 as URBCO, Inc., and renamed CM Property Management, Inc. on October 7, 1991. Type of business -Real estate holding company. DHC, Inc. owns all the stock.

CM STRATEGIC VENTURES, INC.: A Connecticut corporation incorporated October 26, 1987. It acts as general partner in limited partnerships. All outstanding stock is held by G.R. Phelps & Co., Inc.

CM TRANSNATIONAL S.A.: A Luxembourg corporation incorporated July 8, 1987. Type of business - life insurance endowments and annuity contracts. Connecticut Mutual owns 99.7% and DHC, Inc. owns the remaining 0.3% of outstanding stock.

CML INVESTMENTS I CORP.: A Delaware corporation incorporated December 26, 1991. This Company is organized to authorize, co-issue, sell and deliver jointly with CML Investments I L.P. bonds, notes or other obligations secured by primarily non-investment grade corporate debt obligations and other collateral. CML Investments I L.P. owns all of the outstanding stock (State House I Corp. is the General Partner of CML Investments I L.P.).

DHC, INC.: A Connecticut corporation incorporated December 27, 1976. Type of business - holding company. Connecticut Mutual owns all the stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA OHIO): An Ohio corporation incorporated March 18, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. holds 100 shares (100%) of the issued and outstanding Class B (non-voting) common. In addition, it controls 1 share (100%) of the issued and outstanding Class A (voting) common through a voting trust.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA MASSACHUSETTS A Massachusetts corporation incorporated March 18, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies.
 CM Insurance Services, Inc. owns all of the issued and outstanding stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA ALABAMA): An Alabama corporation incorporated January 21, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. owns all of the issued and outstanding stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA NEW YORK): A New York corporation incorporated January 20, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. owns all of the issued and outstanding common stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA HAWAII): A Hawaii corporation incorporated January 13, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. owns all of the issued and outstanding common stock.

G.R. PHELPS & CO., INC.: A Connecticut corporation incorporated December 27, 1976 as AGCO, Inc., renamed Connecticut Mutual Financial Services, Inc. on February 10, 1981, renamed again to G.R. Phelps & Co. on May 31, 1989. Type of business -broker/dealer and investment adviser. DHC, Inc. owns all the outstanding stock.

STATE HOUSE I CORPORATION: A Delaware corporation incorporated December 26, 1991. This Company is organized to (a) act as a general partner of CML Investments I L.P. which will authorize, issue, sell and deliver, both by itself and jointly with CML Investments I Corp. bonds, notes or other obligations secured by primarily non-investment grade corporate debt obligations; (b) to act as general partner of State House I L.P. which will hold a limited partnership interest in CML Investments I L.P. DHC, Inc. owns all of the outstanding stock.

SUNRIVER PROPERTIES, INC. - SHELL CORPORATION: This is an Oregon corporation incorporated February 8, 1965. It is not actively engaged in any business. However, its name is a valuable asset which is associated with a development project in which CML has a substantial interest. Connecticut Mutual owns all the outstanding stock.

URBAN PROPERTIES INC.: A Delaware corporation incorporated March 30, 1970. Type of business - general partner in limited partnerships, real estate holding and development company. DHC, Inc. owns all the outstanding stock.

     (2) Upon effectiveness of this post-effective amendment No. 28 to the Registration Statement ("PEA No. 28"), there will be no persons controlled by or under common control with the Registrant.

ITEM 26. Number of Holders of Securities.

                                            Number of Record Holders
            Title of Class                   as of December 31, 1995
            --------------                  ------------------------
Connecticut Mutual Liquid Account                        4,887
Connecticut Mutual Government                             2,704
  Securities Account
Connecticut Mutual Income Account                         1,829
Connecticut Mutual Total Return Account                  14,131
Connecticut Mutual Growth Account                         7,408
CMIA National Municipals Account                            130
CMIA California Municipals Account                           12
CMIA Massachusetts Municipals Account                         8
CMIA New York Municipals Account                             25
CMIA Ohio Municipals Account                                 33
CMIA LifeSpan Capital Appreciation Account                  529
CMIA LifeSpan Balanced Account                              332
CMIA LifeSpan Diversified Income Account                    104
                                                         ------
     Total Holders of Securities                         32,132
                                                         ------
                                                         ------

ITEM 27.  Indemnification.

     Reference is made to Article VI of Registrant's By-laws filed with Post-Effective Amendment Number 13.

ITEM 28.  Business and Other Connections of Investment Adviser.

          (a)  With respect to G.R. Phelps & Co. Inc.: Not applicable.

          (b) Upon effectiveness of PEA No. 28, the business and other connections of Oppenheimer Funds, Inc., the investment adviser as of March 1, 1996, are as follows:

          (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

          (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position       Other Business and Connections
with OppenheimerFunds, Inc.   During the Past Two Years
---------------------------   -------------------------
Lawrence Apolito,
Vice President                None.

Victor Babin,
Senior Vice President         None.

Robert J. Bishop,
Assistant Vice President      Treasurer of the Oppenheimer Funds
                              (listed below); previously a Fund
                              Controller for OppenheimerFunds,
                              Inc. (the "Manager").

Bruce Bartlett,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Total Return
                              Fund, Inc., Oppenheimer Main Street
                              Funds, Inc. and Oppenheimer
                              Variable Account Funds; formerly a
                              Vice President and Senior Portfolio
                              Manager at First of America
                              Investment Corp.

George Bowen,
Senior Vice President
& Treasurer                   Treasurer of the New York-based
                              Oppenheimer Funds; Vice President,
                              Secretary and Treasurer of the
                              Denver-based Oppenheimer Funds.
                              Vice President and Treasurer of
                              OppenheimerFunds Distributor, Inc.
                              (the "Distributor") and HarbourView
                              Asset Management Corporation
                              ("HarbourView"), an investment
                              adviser subsidiary of the Manager;
                              Senior Vice President, Treasurer,
                              Assistant Secretary and a director
                              of Centennial Asset Management
                              Corporation ("Centennial"), an
                              investment adviser subsidiary of
                              the Manager; Vice President,
                              Treasurer and Secretary of
                              Shareholder Services, Inc. ("SSI")
                              and Shareholder Financial Services,
                              Inc. ("SFSI"), transfer agent
                              subsidiaries of the Manager;
                              President, Treasurer and Director
                              of Centennial Capital Corporation;
                              Vice President and Treasurer of
                              Main Street Advisers.

Michael A. Carbuto,
Vice President                Vice President and Portfolio
                              Manager of Centennial California
                              Tax Exempt Trust, Centennial New
                              York Tax Exempt Trust and
                              Centennial Tax Exempt Trust; Vice
                              President of Centennial.

William Colbourne,
Assistant Vice President      Formerly, Director of Alternative
                              Staffing Resources, and Vice
                              President of Human Resources,
                              American Cancer Society.

Lynn Coluccy,
Vice President                Formerly Vice President / Director
                              of Internal Audit of the Manager.

O. Leonard Darling,
Executive Vice President      Formerly Co-Director of Fixed
                              Income for State Street Research &
                              Management Co.

Robert A. Densen,
Senior Vice President         None.

Robert Doll, Jr.,
Executive Vice President      Vice President and Portfolio
                              Manager of Oppenheimer Growth Fund,
                              Oppenheimer Variable Account Funds;
                              Senior Vice President and Portfolio
                              Manager of Oppenheimer Strategic
                              Income & Growth Fund; Vice
                              President of Oppenheimer Quest
                              Value Fund, Inc., Oppenheimer Quest
                              Officers Value Fund, Oppen-heimer
                              Quest For Value Funds and
                              Oppenheimer Quest Global Value
                              Fund, Inc.

John Doney,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Equity
                              Income Fund.

Andrew J. Donohue,
Executive Vice President
& General Counsel             Secretary of the New York-based
                              Oppenheimer Funds; Vice President
                              of the Denver-based Oppenheimer
                              Funds; Executive Vice President,
                              Director and General Counsel of the
                              Distributor; President and a
                              director of Centennial; formerly
                              Senior Vice President and Associate
                              General Counsel of the Manager and
                              the Distributor.

Kenneth C. Eich,
Executive Vice President/
Chief Financial Officer       Treasurer of Oppenheimer
                              Acquisition Corporation ("OAC").

George Evans,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Global
                              Emerging Growth Fund.

Scott Farrar,
Assistant Vice President      Assistant Treasurer of the
                              Oppenheimer Funds; previously a
                              Fund Controller for the Manager.

Katherine P. Feld,
Vice President and Secretary  Vice President and Secretary of
                              OppenheimerFunds Distributor, Inc.;
                              Secretary of HarbourView, Main
                              Street Advisers, Inc. and
                              Centennial; Secretary, Vice
                              President and Director of
                              Centennial Capital Corp.

Ronald H. Fielding,
Senior Vice President         Chairman of the Board and Director
                              of Rochester Fund Distributors,
                              Inc. ("RFD"); President and
                              Director of Fielding Management
                              Company, Inc. ("FMC"); President
                              and Director of Rochester Capital
                              Advisors, Inc. ("RCAI"); President
                              and Director of Rochester Fund
                              Services, Inc. ("RFS"); President
                              and Director of Rochester Tax
                              Managed Fund, Inc.; Vice President
                              and Portfolio Manager of Rochester
                              Fund Municipals and Rochester
                              Portfolio Series - Limited Term New
                              York Municipal Fund.

Jon S. Fossel,
Chairman of the Board
and Director                  Director of OAC (the Manager's
                              parent holding company); President,
                              CEO and a director of HarbourView;
                              a director of SSI and SFSI;
                              Director, Trustee, and Managing
                              General Partner of the Denver-based
                              Oppenheimer Funds; President and
                              Chairman of the Board of Main
                              Street Advisers, Inc.; formerly
                              Chief Executive Officer of the
                              Manager.

Robert G. Galli,
Vice Chairman                 Trustee of the New York-based
                              Oppenheimer Funds; Vice President
                              and Counsel of OAC; formerly he
                              held the following positions: a
                              director of the Distributor, Vice
                              President and a director of
                              HarbourView and Centennial, a
                              director of SFSI and SSI, an
                              officer of other Oppenheimer Funds
                              and Executive Vice  President &
                              General Counsel of the Manager and
                              the Distributor.

Linda Gardner,
Assistant Vice President      None.

Ginger Gonzalez,
Vice President                Formerly 1st Vice President /
                              Director of Creative Services for
                              Shearson Lehman Brothers.

Mildred Gottlieb,
Assistant Vice President      Formerly served as a Strategy
                              Consultant for the Private Client
                              Division of Merrill Lynch.

Dorothy Grunwager,            None.
Assistant Vice President

Caryn Halbrecht,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Insured Tax-
                              Exempt Fund and Oppenheimer
                              Intermediate Tax Exempt Fund; an
                              officer of other Oppenheimer Funds;
                              formerly Vice President of Fixed
                              Income Portfolio Management at
                              Bankers Trust.

Barbara Hennigar,
President and Chief Executive
Officer of OppenheimerFunds
Services, a division of the
Manager                       President and Director of SFSI.

Alan Hoden,
Vice President                None.

Merryl Hoffman,
Vice President                None.

Scott T. Huebl,
Assistant Vice President      None.

Jane Ingalls,
Assistant Vice President      Formerly a Senior Associate with
                              Robinson, Lake/Sawyer Miller.

Bennett Inkeles,
Assistant Vice President      Formerly employed by Doremus &
                              Company, an advertising agency.

Frank Jennings,
Vice President                Portfolio Manager of Oppenheimer
                              Global Growth & Income Fund.
                              Formerly a Managing Director of
                              Global Equities at Paine Webber's
                              Mitchell Hutchins division.

Stephen Jobe,
Vice President                None.

Heidi Kagan,
Assistant Vice President      None.

Avram Kornberg,
Vice President                Formerly a Vice President with
                              Bankers Trust.

Paul LaRocco,
Assistant Vice President      Portfolio Manager of Oppenheimer
                              Variable Account Funds and
                              Oppenheimer Variable Account Funds;
                              Associate Portfolio Manager of
                              Oppenheimer Discovery Fund.
                              Formerly a Securities Analyst for
                              Columbus Circle Investors.

Mitchell J. Lindauer,
Vice President                None.

Loretta McCarthy,
Senior Vice President         None.

Bridget Macaskill,
President, Chief Executive
Officer and Director          President, Director and Trustee of
                              the Oppenheimer Funds; President
                              and a Director of OAC and
                              HarbourView; Director of Main
                              Street Advisers, Inc.; Chairman and
                              a Director of SSI.

Sally Marzouk,
Vice President                None.

Marilyn Miller,
Vice President                Formerly a Director of marketing
                              for TransAmerica Fund Management
                              Company.

Robert J. Milnamow,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Main Street
                              Funds, Inc. Formerly a Portfolio
                              Manager with Phoenix Securities
                              Group.

Denis R. Molleur,
Vice President                None.

Kenneth Nadler,
Vice President                None.

David Negri,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Variable
                              Account Funds, Oppenheimer Asset
                              Allocation Fund, Oppenheimer
                              Strategic Income Fund, Oppenheimer
                              Strategic Income & Growth Fund; an
                              officer of other Oppenheimer Funds.

Barbara Niederbrach,
Assistant Vice President      None.

Stuart Novek,
Vice President                Formerly a Director Account
                              Supervisor for J. Walter Thompson.

Robert A. Nowaczyk,
Vice President                None.

Robert E. Patterson,
Senior Vice President         Vice President and Portfolio
                              Manager of Oppenheimer Main Street
                              Funds, Inc., Oppenheimer Multi-
                              State Tax-Exempt Trust, Oppenheimer
                              Tax-Exempt Fund, Oppenheimer
                              California Tax-Exempt Fund,
                              Oppenheimer New York Tax-Exempt
                              Fund and Oppenheimer Tax-Free Bond
                              Fund; Vice President of The New
                              York Tax-Exempt Income Fund, Inc.;
                              Vice President of Oppenheimer
                              Multi-Sector Income Trust.

Tilghman G. Pitts III,
Executive Vice President
and Director                  Chairman and Director of the
                              Distributor.

Jane Putnam,
Vice President                Associate Portfolio Manager of
                              Oppenheimer Growth Fund; Vice
                              President and Portfolio Manager of
                              Oppenheimer Target Fund and
                              Oppenheimer Variable Account Funds.
                              Formerly Senior Investment Officer
                              and Portfolio Manager with Chemical
                              Bank.

Russell Read,
Vice President                Formerly an International Finance
                              Consultant for Dow Chemical.

Thomas Reedy,
Vice President                Vice President of Oppenheimer
                              Multi-Sector Income Trust and
                              Oppenheimer Multi-Government Trust;
                              an officer of other Oppenheimer
                              Funds; formerly a Securities
                              Analyst for the Manager.

David Robertson,
Vice President                None.

Adam Rochlin,
Assistant Vice President      Formerly a Product Manager for
                              Metropolitan Life Insurance
                              Company.

Michael S. Rosen
Vice President                Vice President of RFS; President
                              and Director of RFD; Vice President
                              and Director of FMC; Vice President
                              and director of RCAI; General
                              Partner of RCA; Vice President and
                              Director of Rochester Tax Managed
                              Fund Inc.; Vice President and
                              Portfolio Manager of Rochester Fund
                              Series - The Bond Fund For Growth.

David Rosenberg,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Limited-Term
                              Government Fund, Oppenheimer U.S.
                              Government Trust and Oppenheimer
                              Integrity Funds.  Formerly Vice
                              President and Senior Portfolio
                              Manager for Delaware Investment
                              Advisors.

Rhonda Rosenberg,
Vice President                Formerly a Vice President and
                              Manager of municipal portfolio
                              strategy for Lehman Brothers.

Richard H. Rubinstein,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Asset
                              Allocation Fund, Oppenheimer Fund
                              and Oppenheimer Variable Account
                              Funds; an officer of other
                              Oppenheimer Funds; formerly Vice
                              President and Portfolio
                              Manager/Security Analyst for
                              Oppenheimer Capital Corp., an
                              investment adviser.

Lawrence Rudnick,
Vice President                Formerly Vice President of Dollar
                              Dry Dock Bank.

James Ruff,
Executive Vice President      None.

Ellen Schoenfeld,
Assistant Vice President      None.

Diane Sobin,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Gold &
                              Special Minerals Fund, Oppenheimer
                              Total Return Fund, Inc. Oppenheimer
                              Main Street Funds, Inc. and
                              Oppenheimer Variable Account Funds;
                              formerly a Vice President and
                              Senior Portfolio Manager for Dean
                              Witter InterCapital, Inc.

Nancy Sperte,
Senior Vice President         None.

Donald W. Spiro,
Chairman Emeritus and
Director                      Trustee of the New York-based
                              Oppenheimer Funds; formerly
                              Chairman of the Manager and
                              the Distributor.

Arthur Steinmetz,
Senior Vice President         Vice President and Portfolio
                              Manager of Oppenheimer Strategic
                              Income Fund, Oppenheimer Strategic
                              Income & Growth Fund; an officer of
                              other Oppenheimer Funds.

Ralph Stellmacher,
Senior Vice President         Vice President and Portfolio
                              Manager of Oppenheimer Champion
                              Income Fund and Oppenheimer High
                              Yield Fund; an officer of other
                              Oppenheimer Funds.

John Stoma,
Vice President                Formerly Vice President of Pension
                              Marketing with Manulife Financial.

James C. Swain,
Vice Chairman of the Board    Chairman, CEO and Trustee, Director
                              or Managing Partner of the Denver-
                              based Oppenheimer Funds; President
                              and a Director of Centennial;
                              formerly President and Director of
                              OAMC, and Chairman of the Board of
                              SSI.

James Tobin,
Vice President                None.

Jay Tracey,
Vice President                Vice President of the Manager; Vice
                              President and Portfolio Manager of
                              Oppenheimer Discovery Fund
                              Oppenheimer Global Emerging Growth
                              Fund and Oppenheimer Enterprise
                              Fund.  Formerly Managing Director
                              of Buckingham Capital Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant
Treasurer                     Assistant Treasurer of the
                              Distributor and SFSI.

Jeffrey Van Giesen,
Vice President                Formerly employed by Kidder Peabody
                              Asset Management.

Ashwin Vasan,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Multi-Sector
                              Income Trust, Oppenheimer Multi-
                              Government Trust and Oppenheimer
                              International Bond Fund; an officer
                              of other Oppenheimer Funds.

Valerie Victorson,
Vice President                None.

Dorothy Warmack,
Vice President                Vice President and Portfolio
                              Manager of Daily Cash Accumulation
                              Fund, Inc., Oppenheimer Cash
                              Reserves, Centennial America Fund,
                              L.P., Centennial Government Trust
                              and Centennial Money Market Trust;
                              Vice President of Centennial.

Christine Wells,
Vice President                None.

William L. Wilby,
Senior Vice President         Vice President and Portfolio
                              Manager of Oppenheimer Variable
                              Account Funds, Oppenheimer Global
                              Fund and Oppenheimer Global Growth
                              & Income Fund; Vice President of
                              HarbourView; an officer of other
                              Oppenheimer Funds.

Susan Wilson-Perez,
Vice President                None.

Carol Wolf,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Money Market
                              Fund, Inc., Centennial America
                              Fund, L.P., Centennial Government
                              Trust, Centennial Money Market
                              Trust and Daily Cash Accumulation
                              Fund, Inc.; Vice President of
                              Oppenheimer Multi-Sector Income
                              Trust; Vice President of
                              Centennial.

Robert G. Zack,
Senior Vice President and
Assistant Secretary           Associate General Counsel of the
                              Manager; Assistant Secretary of the
                              Oppenheimer Funds; Assistant
                              Secretary of SSI, SFSI; an officer
                              of other Oppenheimer Funds.

Eva A. Zeff,
Assistant Vice President      An officer of certain Oppenheimer
                              Funds; formerly a   Securities
                              Analyst for the Manager.

Arthur J. Zimmer,
Vice President                Vice President and Portfolio
                              Manager of Oppenheimer Variable
                              Account Funds, Centennial America
                              Fund, L.P., Centennial Government
                              Trust, Centennial Money Market
                              Trust and Daily Cash Accumulation
                              Fund, Inc.; Vice President of
                              Oppenheimer Multi-Sector Income
                              Trust; Vice President of
                              Centennial; an officer of other
                              Oppenheimer Funds.

The Oppenheimer Funds include the New York-based Oppenheimer Funds and the Denver-based Oppenheimer Funds set forth below:

New York-based Oppenheimer Funds
--------------------------------

Oppenheimer Asset Allocation Fund
Oppenheimer California Tax-Exempt Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Government Trust
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Tax-Exempt Trust
Oppenheimer New York Tax-Exempt Fund
Oppenheimer Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Target Fund
Oppenheimer Tax-Free Bond Fund
Oppenheimer U.S. Government Trust

Denver-based Oppenheimer Funds
------------------------------

Oppenheimer Cash Reserves
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Funds Trust
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Tax-Exempt Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds

Rochester-based Funds
---------------------

Rochester Fund Municipals
Rochester Fund Series - The Bond Fund For
  Growth
Rochester Portfolio Series -- Limited Term
  New York Municipal Fund

     The address of OppenheimerFunds, Inc., the New York-based
OppenheimerFunds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Main Street Advisers, Inc. is 3410 South Galena Street, Denver, Colorado 80231.

     The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

ITEM 29.  Principal Underwriters.

     (1) Registrant's distributor, Connecticut Mutual Financial Services, L.L.C. ("CMFS") is a wholly owned subsidiary of DHC, Inc. which in turn is a wholly owned subsidiary of Connecticut Mutual Life Insurance Company ("CML"). CMFS is the principal underwriter for Panaroma Separate Account, a registered investment company which is a separate account of CML and for Panorama Plus Separate Account, a registered investment company which is a separate account of CML each offering individual variable annuity contracts and the investment adviser to Connecticut Mutual Financial Services Series Fund I, Inc., a registered open-end investment company whose shares are offered to Panorama Separate Account and Panorama Plus Separate Account and not to the public. CMFS also serves as a broker/dealer in the sales of limited partnership interests, mutual fund shares and other investment vehicles for which it is not the principal underwriter.

     The Directors and principal officers of CMFS and their principal occupations during the last two years are as follows:

                        POSITION WITH     PRINCIPAL OCCUPATION
       NAME                 CMFS          (AND OTHER POSITIONS)
       ----             -------------     ---------------------
J. Brinke Marcucilli*    Director       Senior Vice President and
                                        Chief Financial Officer,
                                        CML; Vice President and
                                        Chief Financial Officer,
                                        Agency Group of the Providian
                                        Corporation (1987-1994)

Donald H. Pond, Jr.*     Director and
                         President      Executive Vice President, CML

David E. Sams, Jr.*      Director       President and Chief
                                        Executive Officer, CML
                                        (1993-Present); President
                                        and Chief Executive Officer -
                                        Agency Group Capital
                                        Holdings Corporation,
                                        Louisville, KY (1987-1993)

Emilia Bruno*            Treasurer      Assistant Vice President, CML

Ann F. Lomeli*           Secretary      Counsel and Secretary, CML


*   Principal Business Address is 140 Garden Street, Hartford Connecticut 06154.

     (2) At the time of effectiveness of PEA No. 28, Oppenheimer Funds Distributor, Inc. will serve as the Registrant's principal underwriter.

          (a) OppenheimerFunds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

          (b) The directors and officers of the Registrant's principal underwriter are:


                                                          POSITIONS AND
NAME & PRINCIPAL             POSITIONS & OFFICES          OFFICES WITH
BUSINESS ADDRESS             WITH UNDERWRITER             REGISTRANT
----------------             ----------------             ----------
Christopher Blunt            Vice President               None
6 Baker Avenue
Westport, CT  06880

George Clarence Bowen+       Vice President & Treasurer   Vice President and
                                                          Treasurer of the NY-based
                                                          Oppenheimer funds / Vice
                                                          President, Secretary and
                                                          Treasurer of the Denver-based
                                                          Oppenheimer funds

Julie Bowers                 Vice President               None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan             Vice President               None
1940 Cotswold Drive
Orlando, FL 32825

Mary Ann Bruce*              Senior Vice President -      None
                             Financial Institution Div.

Robert Coli                  Vice President               None
12 Whitetail Lane
Bedminster, NJ 07921

Ronald T. Collins            Vice President               None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin                Vice President               None
1400 Laurel Avenue
Apt. W710
Minneapolis, MN  55403

Mary Crooks+                 Vice President               None

Paul Delli-Bovi              Vice President               None
750 West Broadway
Apt. 5M
Long Beach, NY  11561

                                     C-23


Andrew John Donohue*         Executive Vice               Secretary of
                             President & Director         the New York-based
                                                          Oppenheimer funds / Vice
                                                          President of the Denver-
                                                          based Oppenheimer funds

Wendy H. Ehrlich             Vice President               None
4 Craig Street
Jericho, NY 11753

Kent Elwell                  Vice President               None
41 Craig Place
Cranford, NJ  07016

John Ewalt                   Vice President               None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*           Vice President & Secretary   None

Mark Ferro                   Vice President               None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding++         Vice President               None

Reed F. Finley               Vice President -             None
1657 Graefield               Financial Institution Div.
Birmingham, MI  48009

Wendy Fishler*               Vice President -             None
                             Financial Institution Div.

Wayne Flanagan               Vice President -             None
36 West Hill Road            Financial Institution Div.
Brookline, NH 03033

Ronald R. Foster             Senior Vice President -      None
11339 Avant Lane             Eastern Division Manager
Cincinnati, OH 45249

Patricia Gadecki             Vice President               None
6026 First Ave. South,
Apt. 10
St. Petersburg, FL 33707

                                     C-24


Luiggino Galleto             Vice President               None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                   Vice President -             None
5506 Bryn Mawr               Financial Institution Div.
Dallas, TX 75209

Ralph Grant*                 Vice President/National      None
                             Sales Manager - Financial
                             Institution Div.

Sharon Hamilton              Vice President               None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Carla Jiminez                Vice President               None
609 Chimney Bluff Drive
Mt. Pleasant, SC 29464

Mark D. Johnson              Vice President               None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*               Vice President               None

Richard Klein                Vice President               None
4011 Queen Avenue South
Minneapolis, MN 55410

Hans Klehmet II              Vice President               None
26542 Love Lane
Ramona, CA 92065

Ilene Kutno*                 Assistant Vice President     None

Wayne A. LeBlang             Senior Vice President -      None
23 Fox Trail                 Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                    Vice President -             None
7 Maize Court                Financial Institution Div.
Melville, NY 11747

James Loehle                 Vice President               None
30 John Street
Cranford, NJ  07016

Laura Mulhall*               Senior Vice President -      None
                             Director of Key Accounts

                                     C-25


Charles Murray               Vice President               None
50 Deerwood Drive
Littleton, CO 80127

Joseph Norton                Vice President               None
1550 Bryant Street
San Francisco, CA  94103

Patrick Palmer               Vice President               None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne                Vice President -             None
1307 Wandering Way Dr.       Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira                Vice President               None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit            Vice President               None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                Vice President               None
19 Spinnaker Way
Portsmouth, NH  03801

Tilghman G. Pitts, III*      Chairman & Director          None

Elaine Puleo*                Vice President -             None
                             Financial Institution Div.

Minnie Ra                    Vice President -             None
109 Peach Street             Financial Institution Div.
Avenel, NJ 07001

Ian Robertson                Vice President               None
4204 Summit Wa
Marietta, GA 30066

Robert Romano                Vice President               None
1512 Fallingbrook Drive
Fishers, IN 46038

Michael S. Rosen++           Vice President               None

James Ruff*                  President                    None

                                     C-26


Timothy Schoeffler           Vice President               None
3118 N. Military Road
Arlington, VA 22207

Mark Schon                   Vice President               None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino            Vice President               None
785 Beau Chene Dr.
Mandeville, LA 70448

James A. Shaw                Vice President -             None
5155 West Fair Place         Financial Institution Div.
Littleton, CO 80123

Robert Shore                 Vice President -             None
26 Baroness Lane             Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker                Vice President -             None
2017 N. Cleveland, #2        Financial Institution Div.
Chicago, IL  60614

Michael Stenger              Vice President               None
C/O America Building
30 East Central Pkwy
Suite 1008
Cincinnati, OH 45202

George Sweeney               Vice President               None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum         Vice President               None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas              Vice President -             None
111 South Joliet Circle      Financial Institution Div.
#304
Aurora, CO  80112

Philip St. John Trimble      Vice President               None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+               Assistant Treasurer          None

Mark Stephen Vandehey+       Vice President               None

                                     C-27


Gregory K. Wilson            Vice President               None
2 Side Hill Road
Westport, CT 06880

William Harvey Young+        Vice President               None

*    Two World Trade Center, New York, NY 10048-0203
+    3410 South Galena St., Denver, CO 80231
++   350 Linden Oaks, Rochester, NY  14625-2807

          (c)  Not applicable.


ITEM 30.  Location of Accounts and Records.

          (a) Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodians, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111 (with respect to the CMIA Municipal Accounts Only) and State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, NFDS, 1005 Baltimore, 5th Floor, Kansas City, MO 64105, with the exception of certain portfolio trading documents (with respect to CMIA Municipal Accounts only) which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant's financial ledgers and other corporate records are maintained at its offices at 140 Garden Street, Hartford, CT 06154. Registrant is informed that all applicable accounts, books and documents (with respect to CMIA Municipal Accounts only) required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

          (b) Upon the effectiveness of PEA No. 28, the accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Oppenheimer Management Corporation at its offices at 3410 South Galena Street, Denver, Colorado 80231.

ITEM 31. Management Services.

     Not applicable.

ITEM 32.  Undertakings.

          (a)  Not applicable.

          (b)  Not applicable.

          (c) The Company will furnish each person to whom a prospectus is delivered with a copy of the Company's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, as it relates to the assistance to be rendered to shareholders with respect to the call of a meeting to replace a director.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 28 to the Registration Statement ("PEA No. 28") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 28th day of February, 1996.

                                       CONNECTICUT MUTUAL INVESTMENT
                                       ACCOUNTS, INC.


                                       By: *Donald H. Pond, Jr.
                                           ----------------------
                                             Donald H. Pond, Jr.
                                             President


     Pursuant to the requirements of the Securities Act of 1933, this PEA No. 28 has been signed below by the following persons in the capacities and on the date indicated.

           SIGNATURE                   TITLE                       DATE
           ---------                   -----                       ----

 *Donald H. Pond, Jr.             President and Director
-------------------------------   (Principal Executive
  Donald H. Pond, Jr.             Officer)

 *Richard Hixon Ayers             Director
-------------------------------
  Richard Hixon Ayers

 *David Ellis Adams Carson        Director
-------------------------------
  David Ellis Adams Carson

 *Richard Warren Greene           Director
-------------------------------
  Richard Warren Greene

 *Beverly Lannquist Hamilton      Director
-------------------------------
  Beverly Lannquist Hamilton

 *David E. Sams, Jr.              Director
-------------------------------
  David E. Sams, Jr.

 *Linda M. Napoli                 Treasurer
-------------------------------   (Principal Financial
  Linda M. Napoli                 and Accounting Officer)

*By:/s/ Michael A. Chong          Attorney-in-fact            February 28, 1996
    --------------------
    Michael A. Chong

                                  EXHIBIT INDEX

Exhibit No.
-----------

1.        Amended and Restated Articles of Incorporation dated January 6, 1995

1.1.      Articles Supplementary dated September, 1995

1.2.      Articles Supplementary dated May, 1995

2.        By-Laws

5.2. Form of Investment Advisory Agreement between Connecticut Mutual Total Return Account and OppenheimerFunds, Inc. and schedule of omitted substantially similar documents

5.3. Form of Investment Subadvisory Agreement between OppenheimerFunds, Inc. and Pilgrim, Baxter & Associates, Ltd. (for CMIA Lifespan Balanced Account) and schedule of omitted substantially similar documents

5.4. Form of Investment Subadvisory Agreement between OppenheimerFunds, Inc. and BEA Associates (for CMIA Lifespan Balanced Account) and schedule of omitted substantially similar documents

5.5. Form of Investment Subadvisory Agreement between OppenheimerFunds, Inc. and Babson-Stewart Ivory International (for CMIA Lifespan Balanced Account) and schedule of omitted substantially similar documents

6.5. Form of General Distributor's Agreement between Registrant and OppenheimerFunds Distributor, Inc. on behalf of Oppenheimer Disciplined Allocation Fund and schedule of omitted substantially similar documents

8.1. Master Custodian Agreement between Registrant, on behalf of each series of the Registrant (except the Municipal Accounts), and State Street Bank and Trust Company

8.2. Amendment (LifeSpan Funds) to Custodian Agreement between Registrant and State Street Bank and Trust Company

9.13.     Form of Service Agreement between Registrant and OppenheimerFunds
          Services

11.1.     Consent of Independent Public Accountants

15.7. Form of Service Plan and Agreement between OppenheimerFunds Distributor, Inc. for Class A Shares of Oppenheimer Disciplined Allocation Fund and schedule of substantially similar omitted documents

15.8. Form of Distribution and Service Plan and Agreement with OppenheimerFunds Distributor, Inc. for Class B Shares of Oppenheimer Disciplined Allocation Fund and schedule of substantially similar omitted documents

15.9. Form of Distribution and Service Plan and Agreement with OppenheimerFunds Distributor, Inc. for Class C Shares of Oppenheimer Disciplined Allocation Fund and schedule of substantially similar omitted documents

17.       Financial Data Schedule

18.1. Rule 18f-3 Multiple Class Plan (Class A, B and C shares) for the respective series of the Registrant